As filed with the U.S. Securities and Exchange Commission on July 30, 2002

                                                                File No. 2-73948
                                                               File No. 811-3258

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
         Pre-Effective Amendment No. __                                      [ ]
         Post-Effective Amendment No. 66                                     [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
         Amendment No. 67                                                    [X]

                        (Check appropriate box or boxes.)

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                      ------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1299 Ocean Avenue, 11th Floor, Santa Monica CA 90401
              -----------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (310) 395-8005

           Catherine L. Newell, Esquire, Vice President and Secretary
                      DFA Investment Dimensions Group Inc.,
          1299 Ocean Avenue, 11th Floor, Santa Monica, California 90401
          -------------------------------------------------------------
                     (Name and Address of Agent for Service)

                  Please send copies of all communications to:

                            Mark A. Sheehan, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8027

It is proposed that this filing will become effective (check appropriate box):

_X___ immediately upon filing pursuant to paragraph (b)
____ on (__________) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The DFA Investment Trust Company and the Directors and principal officers of Dimensional Emerging Markets Value Fund Inc. also have executed this registration statement.

                      TITLE OF SECURITIES BEING REGISTERED:

                      ENHANCED U.S. LARGE COMPANY PORTFOLIO
                          U.S. LARGE COMPANY PORTFOLIO
                         U.S. LARGE CAP VALUE PORTFOLIO
                          U.S. SMALL XM VALUE PORTFOLIO
                         U.S. SMALL CAP VALUE PORTFOLIO
                            U.S. SMALL CAP PORTFOLIO
                            U.S. MICRO CAP PORTFOLIO
                      DFA REAL ESTATE SECURITIES PORTFOLIO
                        LARGE CAP INTERNATIONAL PORTFOLIO
                      INTERNATIONAL SMALL COMPANY PORTFOLIO
                        JAPANESE SMALL COMPANY PORTFOLIO
                       PACIFIC RIM SMALL COMPANY PORTFOLIO
                     UNITED KINGDOM SMALL COMPANY PORTFOLIO
                       CONTINENTAL SMALL COMPANY PORTFOLIO
                   DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                           EMERGING MARKETS PORTFOLIO
                        EMERGING MARKETS VALUE PORTFOLIO
                      EMERGING MARKETS SMALL CAP PORTFOLIO
                       DFA ONE-YEAR FIXED INCOME PORTFOLIO
                   DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO
                       DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                   DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
               DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

                                    CONTENTS

This Post-Effective Amendment No. 66/67 to Registration File Nos.
2-73948/811-3258 includes the following:

1. FACING PAGE (1)

2.   CONTENTS PAGE

3. PART A -- Prospectus relating to the Registrant's U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio series of shares

4. PART B -- Statement of Additional Information relating to the Registrant's U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, Large Cap International Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, DFA International Small Cap Value Portfolio, Emerging Markets Portfolio, Emerging Markets Value Portfolio, Emerging Markets Small Cap Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Five-Year Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA Intermediate Government Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio series of shares

5.   PART C -- Other Information

6.   SIGNATURES

                              P R O S P E C T U S

                                 JULY 30, 2002
 PLEASE CAREFULLY READ THE IMPORTANT INFORMATION IT CONTAINS BEFORE INVESTING.

                      DFA INVESTMENT DIMENSIONS GROUP INC.
                 ---------------------------------------------
                       DIMENSIONAL INVESTMENT GROUP INC.

  The two investment companies described in this Prospectus offer a variety of investment portfolios. Each of the investment companies' Portfolios has its own investment objective and policies, and is the equivalent of a separate mutual fund. DFA International Value Portfolio is offered by Dimensional Investment Group Inc. The other listed Portfolios are part of DFA Investment
                 Dimensions Group Inc. The Portfolios described
                              in this Prospectus:

     Are generally available only to institutional investors and clients of registered investment advisors.
                   Do not charge sales commissions or loads.
                     Are designed for long-term investors.

                 PORTFOLIOS FOR INVESTORS SEEKING TO INVEST IN:

                         DOMESTIC EQUITY SECURITIES

      U.S. Large Company Portfolio     U.S. Small Cap Value Portfolio
      Enhanced U.S. Large Company      U.S. Small Cap Portfolio
      Portfolio                        U.S. Micro Cap Portfolio
      U.S. Large Cap Value Portfolio   DFA Real Estate Securities
      U.S. Small XM Value Portfolio    Portfolio

                      INTERNATIONAL EQUITY SECURITIES

      Large Cap International          Continental Small Company
      Portfolio                        Portfolio
      DFA International Value          DFA International Small Cap
      Portfolio                        Value Portfolio
      International Small Company      Emerging Markets Portfolio
      Portfolio                        Emerging Markets Value
      Japanese Small Company           Portfolio
      Portfolio                        Emerging Markets Small Cap
      Pacific Rim Small Company        Portfolio
      Portfolio
      United Kingdom Small Company
      Portfolio

                          FIXED INCOME SECURITIES

      DFA One-Year Fixed Income        DFA Five-Year Global Fixed
      Portfolio                        Income Portfolio
      DFA Two-Year Global Fixed        DFA Intermediate Government
      Income Portfolio                   Fixed Income Portfolio
      DFA Five-Year Government         DFA Short-Term Municipal Bond
      Portfolio                          Portfolio

  THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS

RISK/RETURN SUMMARY.........................................    1

  ABOUT THE PORTFOLIOS......................................    1
  MANAGEMENT................................................    1
  INVESTMENT OBJECTIVES, STRATEGIES AND RISKS...............    3
  OTHER RISKS...............................................    8
  RISK AND RETURN BAR CHARTS AND TABLES.....................    8

FEES AND EXPENSES...........................................   15

SECURITIES LENDING REVENUE..................................   18

HIGHLIGHTS..................................................   18

U.S. LARGE COMPANY PORTFOLIO................................   19

ENHANCED U.S. LARGE COMPANY PORTFOLIO.......................   19

STANDARD & POOR'S--INFORMATION AND DISCLAIMERS..............   20

U.S. VALUE PORTFOLIOS.......................................   21

U.S. SMALL COMPANY PORTFOLIOS...............................   23

DFA REAL ESTATE SECURITIES PORTFOLIO........................   25

INTERNATIONAL PORTFOLIOS--COUNTRIES.........................   26

  LARGE CAP INTERNATIONAL PORTFOLIO.........................   27
  DFA INTERNATIONAL VALUE PORTFOLIO.........................   28
  INTERNATIONAL SMALL COMPANY PORTFOLIOS....................   28
  SMALL COMPANY MASTER FUNDS................................   31
  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO...............   32

EMERGING MARKETS PORTFOLIO, EMERGING MARKETS VALUE PORTFOLIO
  AND EMERGING MARKETS SMALL CAP PORTFOLIO..................   32

FIXED INCOME PORTFOLIOS.....................................   35

PORTFOLIO TURNOVER..........................................   41

PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS......................   41

SECURITIES LOANS............................................   41

DEVIATION FROM MARKET CAPITALIZATION WEIGHTING..............   41

MANAGEMENT OF THE FUNDS.....................................   42

DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES............   43

PURCHASE OF SHARES..........................................   46

VALUATION OF SHARES.........................................   48

EXCHANGE OF SHARES..........................................   50

REDEMPTION OF SHARES........................................   51

THE FEEDER PORTFOLIOS.......................................   52

FINANCIAL HIGHLIGHTS........................................   53

SERVICE PROVIDERS...........................................   78

RISK/RETURN SUMMARY

ABOUT THE PORTFOLIOS
-------------------

The Portfolios:

- Are generally offered to institutional investors and clients of registered investment advisers.

-  Do not charge sales commissions or "loads."

-  Are designed for long-term investors.

[SIDENOTE]

The Portfolios are no-load and low cost.
[END OF SIDENOTE]

MARKET RISK: Even a long-term investment approach cannot guarantee a profit. Economic, political and issuer specific events will cause the value of securities, and the Portfolios that own them, to rise or fall. Because the value of your investment in a Portfolio will fluctuate, there is the risk that you may lose money. Fixed income Portfolios are particularly sensitive to changing interest rates.

SOME PORTFOLIOS HAVE SPECIAL STRUCTURES: Certain Portfolios, called "Feeder Portfolios," do not buy individual securities directly. Instead, they invest in corresponding funds called "Master Funds." Master Funds in turn purchase stocks, bonds and/or other securities.

POSSIBLE COMPLICATIONS: The Master-Feeder structure is relatively complex. While this structure is designed to reduce costs, it may not do so. As a result, a Feeder Portfolio might encounter operational or other complications.

[SIDENOTE]

A Master Fund buys securities directly. A corresponding Feeder Portfolio invests in the Master Fund's shares. The two have the same gross investment returns. [END OF SIDENOTE]

MANAGEMENT
------------

Dimensional Fund Advisors Inc. (the "Advisor") is the investment manager for each non-Feeder Portfolio and all Master Funds. (A Feeder Portfolio does not need an investment manager.)

EQUITY INVESTMENT APPROACH:
-------------------------

The Advisor believes that equity investing should involve a long-term view and a focus on asset class (e.g., small company stocks) selection, not stock picking. It places priority on limiting expenses, portfolio turnover, and trading costs. Many other investment managers concentrate on reacting to price movements and choosing individual securities.

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1. Selecting a starting universe of securities (for example, all publicly traded U.S. common stocks).

2.  Creating a sub-set of companies meeting the Advisor's investment guidelines.

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3.  Excluding certain companies after analyzing various factors (for example, solvency).

4. Purchasing stocks so the portfolio is generally market capitalization weighted.

U.S. Large Company Portfolio buys shares of a Master Fund that is managed differently. Because this Master Fund is an index fund, its only criteria for holding a stock is whether the stock is in the S&P 500-Registered Trademark-Index.

In contrast, the Master Fund whose shares are purchased by the Enhanced Large Company Portfolio generally invests in S&P futures contracts and fixed income securities.

Certain Domestic Equity Portfolios use a market capitalization segmentation approach. Broadly speaking, this technique involves:

1. Creating an initial universe of securities based on total market capitalization.

2. Identifying a sub-set of companies meeting the Advisor's investment guidelines.

3. Generally, considering a stock (which may be listed on any principal U.S. exchange or the over-the-counter market) for purchase only if the stock's market capitalization falls within the range of the segment of total market capitalization identified for the Portfolio.

For example, the Master Fund of the U.S. Small Cap Portfolio generally purchases stocks whose market capitalizations are in the lowest 8% of total market capitalization, and the Master Fund of the U.S. Large Cap Value Portfolio generally buys stocks whose market capitalizations are in the highest 90% of total market capitalization.

FIXED INCOME INVESTMENT APPROACH:
-------------------------------

PORTFOLIO CONSTRUCTION: Generally, the Advisor structures a portfolio by:

1.  Setting a maturity range.

2.  Implementing the Advisor's quality and eligibility guidelines.

3.  Purchasing securities with a view to maximizing returns.

[SIDENOTE]
MARKET CAPITALIZATION MEANS the number of shares of a company's stock outstanding times price per share.

MARKET CAPITALIZATION WEIGHTED means the amount of a stock in an index or portfolio is keyed to that stock's market capitalization compared to all eligible stocks. The higher the stock's relative market cap, the greater its representation.

TOTAL MARKET CAPITALIZATION is based on the market capitalization of U.S. operating companies listed on the New York Stock Exchange ("NYSE"), American Stock Exchange ("AMEX") or Nasdaq National Market-Registered Trademark- ("Nasdaq").
[END OF SIDENOTE]

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INVESTMENT OBJECTIVES, STRATEGIES AND RISKS
-----------------------------------------

DOMESTIC EQUITY PORTFOLIOS:

THE U.S. LARGE COMPANY PORTFOLIOS
-------------------------------

U.S. LARGE COMPANY PORTFOLIO

- INVESTMENT OBJECTIVE: Produce returns similar to those of the S&P 500-Registered Trademark- Index.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that invests in S&P 500-Registered Trademark- Index stocks in about the same proportions as they are found in the S&P 500-Registered Trademark- Index.

ENHANCED U.S. LARGE COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE: Outperform the S&P 500-Registered Trademark- Index.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that generally invests in S&P 500-Registered Trademark- Index futures and short-term fixed income obligations. The Master Fund's investment in fixed income obligations may include securities of foreign issuers. The Master Fund hedges foreign currency risk.

[SIDENOTE]
ABOUT THE S&P 500 INDEX: The Standard & Poor's 500 Composite Stock Price Index is market capitalization weighted. Its performance is usually cyclical because it reflects periods when stock prices generally rise or fall.
[END OF SIDENOTE]

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

THE U.S. VALUE PORTFOLIOS
----------------------

U.S. LARGE CAP VALUE PORTFOLIO
U.S. SMALL XM VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO

-  INVESTMENT OBJECTIVE(S): Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases value stocks of United States companies on a market capitalization weighted basis.

- HOW THE PORTFOLIOS DIFFER: The Master Funds focus on different parts of the value stocks universe:

   - U.S. Large Cap Value Portfolio -- Large capitalization stocks.

   - U.S. Small XM Value Portfolio -- Small capitalization stocks, generally not purchasing the smallest micro capitalization stocks and including the larger small capitalization stocks.

   - U.S. Small Cap Value Portfolio -- Smaller capitalization stocks.

[SIDENOTE]
"VALUE STOCKS": Compared to other stocks, value stocks sell for low prices relative to their earnings, dividends and book value.
In selecting value stocks, the Advisor primarily considers price relative to book value.
[END OF SIDENOTE]

MARKET RISK: Although securities of larger firms fluctuate relatively less, economic, political and issuer specific events will cause the value of all securities to fluctuate.

SMALL COMPANY RISK: Securities of small firms are often less liquid than those of large companies. As a result, small company stocks may fluctuate relatively more in price.

THE U.S. SMALL COMPANY PORTFOLIOS
-------------------------------

U.S. SMALL CAP PORTFOLIO
U.S. MICRO CAP PORTFOLIO

-  INVESTMENT OBJECTIVE(S): Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases the smallest company stocks using a market cap weighted approach.

- HOW THE PORTFOLIOS DIFFER: The Master Funds focus on different parts of the small company stocks universe:

   U.S. Small Cap Portfolio -- Stocks of small and very small companies.

   U.S. Micro Cap Portfolio -- Stocks of very small companies.

RISK OF VERY SMALL COMPANIES: Securities of very small firms are often less liquid than those of larger companies. As a result, the stocks of very small companies may fluctuate more in price than the stocks of larger companies.

DFA REAL ESTATE SECURITIES PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation

- INVESTMENT STRATEGY: Invest in publicly traded real estate investment trusts ("REITS") on a market capitalization weighted basis.

RISK OF CONCENTRATING IN THE REAL ESTATE INDUSTRY: DFA Real Estate Securities Portfolio is concentrated in the real estate industry. The Portfolio's exclusive focus on the real estate industry may cause its risk to approximate the general risks of direct real estate ownership. Its performance may be materially different from the broad U.S. equity market.

INTERNATIONAL PORTFOLIOS:

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar). The Portfolios and Master Funds generally do not hedge foreign currency risk.

LARGE CAP INTERNATIONAL PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Purchase stocks of large, non-U.S. companies on a market capitalization weighted basis in each applicable country.

[SIDENOTE]
Most Portfolios and Master Funds do not hedge their foreign currency risks. [END OF SIDENOTE]

DFA INTERNATIONAL VALUE PORTFOLIO

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Buy shares of a Master Fund that purchases value stocks of large non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE INTERNATIONAL SMALL COMPANY PORTFOLIOS
---------------------------------------

INTERNATIONAL SMALL COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL SMALL COMPANY PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

- INVESTMENT STRATEGY OF THE INTERNATIONAL SMALL COMPANY PORTFOLIO: Invest in the Master Funds employed by the other International Small Company Portfolios.

-  INVESTMENT STRATEGY OF EACH OTHER INTERNATIONAL SMALL COMPANY PORTFOLIO:
   Purchase shares of a Master Fund that uses a market capitalization weighted approach to buy small company stocks of a specific country or region.

DFA INTERNATIONAL SMALL CAP VALUE

-  INVESTMENT OBJECTIVE: Long-term capital appreciation.

- INVESTMENT STRATEGY: Acquire value stocks of small non-U.S. companies on a market capitalization weighted basis in each applicable country.

THE EMERGING MARKETS PORTFOLIOS
-----------------------------

EMERGING MARKETS PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

-  INVESTMENT OBJECTIVE (EACH PORTFOLIO): Long-term capital appreciation.

-  INVESTMENT STRATEGY: Invest in a Master Fund that buys:

   - Emerging Markets Portfolio -- Stocks of larger emerging markets companies.

   - Emerging Markets Small Cap Portfolio -- Stocks of smaller emerging markets companies.

   - Emerging Markets Value Portfolio -- Value stocks of emerging markets companies.

EMERGING MARKETS RISK: Numerous emerging countries have recently experienced serious, and potentially continuing, economic and political problems. Stock markets in many emerging countries are relatively small, expensive and risky. Foreigners are often limited in their ability to invest in, and withdraw assets from, these markets. Additional restrictions may be imposed under emergency conditions. Risks generally associated with foreign securities and currencies also apply.

[SIDENOTE]

EMERGING MARKETS are countries with less developed economies not yet at the level of the world's mature economies.
[END OF SIDENOTE]

FIXED INCOME PORTFOLIOS:

DFA ONE-YEAR FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Achieve a stable real return in excess of the rate of inflation with a minimum of risk.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of high quality fixed-income securities with an average maturity of one year or less. The Master Fund may, however, take a large position in higher yielding securities maturing within two years. It also intends to concentrate investments in the banking industry in certain cases.

RISK OF BANKING CONCENTRATION: Focus on the banking industry would link the performance of the DFA One-Year Fixed Income and/or the Two-Year Global Fixed Income Portfolios to changes in performance of the banking industry generally. For example, a change in the market's perception of the riskiness of banks compared to non-banks would cause the Portfolio's values to fluctuate.

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total returns consistent with preservation of capital.

- INVESTMENT STRATEGY: Purchase shares of a Master Fund that seeks to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in two years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Master Fund also plans to invest significantly in the banking industry if particular conditions occur. The Master Fund hedges foreign currency risks.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

- INVESTMENT OBJECTIVE: Maximize total returns from the universe of debt obligations of the U.S. government and U.S. government agencies.

- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of obligations of the U.S. government and its agencies maturing in five years or less. The Portfolio may also enter into repurchase agreements backed by U.S. government securities.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Provide a market rate of return for a fixed income portfolio with low relative volatility of returns.

- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of U.S. and foreign debt securities maturing in five years or less. These debt securities may include U.S. government securities, high quality U.S. corporate securities and currency-hedged fixed income instruments of foreign governments, foreign corporations and supranational organizations (e.g., the World Bank). The Portfolio hedges foreign currency risks.

FOREIGN SECURITIES AND CURRENCIES RISK: Foreign securities prices may decline or fluctuate because of: (a) economic or political actions of foreign governments, and/or (b) less regulated or liquid securities markets. Investors holding these securities are also exposed to foreign currency risk (the possibility that foreign currency will fluctuate in value against the U.S. dollar).

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

- INVESTMENT OBJECTIVE: Earn current income consistent with preservation of capital.

- INVESTMENT STRATEGY: Invest in high quality, low-risk obligations of the U.S. government and its agencies with maturities of between five and fifteen years.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

- INVESTMENT OBJECTIVE: Provide current income that is exempt from federal personal income taxes and to preserve investors' principal.

- INVESTMENT STRATEGY: Seek to maximize risk-adjusted total returns from a universe of investment grade municipal securities, the interest on which is exempt from regular federal income tax. The Portfolio will have an average dollar-weighted portfolio maturity of three years or less.

MUNICIPAL SECURITIES RISK: The Portfolio is designed to be a low-risk investment. However, the Portfolio's performance may be adversely affected by certain risks. For example, the Portfolio is subject to income risk, which is the risk that falling interest rates will cause the Portfolio's income to decline, and interest rate risk, which is the risk that bond prices overall will decline over short or even long periods because of rising interest rates. The Portfolio may also be affected by: call risk, which is the risk that during periods of falling interest rates, a bond issuer will call or repay a higher-yielding bond before its maturity date; credit risk, which is the risk that a bond issuer will fail to pay interest and principal in a timely manner; and tax liability risk, which is the risk of noncompliant conduct by a bond issuer, resulting in distributions by the Portfolio being taxable to shareholders as ordinary income. Finally, there is legislative or regulatory risk, which is the risk that new federal or state legislation may adversely affect the tax-exempt status of securities held by the Portfolio, or that there could be an adverse interpretation by the Internal Revenue Service or by state tax authorities.

OTHER RISKS
-----------

DERIVATIVES:
----------

Derivatives are securities, such as futures contracts, whose value is derived from that of other securities or indices. Derivatives can be used for hedging (attempting to reduce risk by offsetting one investment position with another) or speculation (taking a position in the hope of increasing return). DFA Two-Year Global Fixed Income Portfolio, Enhanced U.S. Large Company Portfolio and DFA Five-Year Global Fixed Income Portfolio use foreign currency contracts to hedge foreign currency risks. In an attempt to achieve its investment objectives, the Enhanced U.S. Large Company Portfolio uses index swap agreements and stock index futures to hedge against changes in securities prices. DFA Short-Term Municipal Bond Portfolio may use bond (interest rate) futures and options contracts, swaps and other types of derivatives to hedge interest rate risks. Hedging with derivatives may increase expenses, and there is no guarantee that a hedging strategy will work.

SECURITIES LENDING:
----------------

Non-Feeder Portfolios and Master Funds may lend their portfolio securities to generate additional income. If they do so, they will use various strategies (for example, only making fully collateralized loans) to reduce related risks.

RISK AND RETURN BAR CHARTS AND TABLES
--------------------------------------

The Bar Charts and Tables immediately following illustrate the variability of each Portfolio's returns and are meant to provide some indication of the risks of investing in the Portfolios. The Bar Chart for each Portfolio shows the changes in performance from year to year. The Table for each Portfolio illustrates how annualized one year, five year, and ten year (or since inception, if shorter) returns, both before and after taxes, compare with those of a broad measure of market performance. The after-tax returns presented for each Portfolio are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown in the Tables. In addition, the after-tax returns shown are not relevant to investors who hold shares of the Portfolios through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. A negative pre-tax total return translates into a higher after-tax return because this calculation assumes that an investor received a tax deduction for the loss incurred on the sale. Past performance (before and after taxes) is not an indication of future results. DFA Short-Term Municipal Bond Portfolio has not been in operation for a full calendar year, so no information is shown for it.

Prior to March 30, 2002, reimbursement fees were charged to purchasers of shares of certain Portfolios and paid to the Portfolio to offset costs incurred by the Portfolio when investing the proceeds from the sale of its shares. These reimbursement fees are reflected in the historical performance for these Portfolios presented in the Tables.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. LARGE
COMPANY PORTFOLIO

TOTAL RETURNS (%)
1992                 7.31
1993                 9.61
1994                 1.29
1995                37.08
1996                22.62
1997                33.07
1998                28.67
1999                20.78
2000                -9.25
2001               -12.07

JANUARY 1992-DECEMBER 2001                 LOWEST QUARTER
     HIGHEST QUARTER
21.42                       (10/98-12/98)          -14.72  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS  YEARS
U.S. LARGE COMPANY PORTFOLIO
Return Before Taxes                           -12.07  10.54  12.70
Return After Taxes on Distributions           -12.51   9.93  11.82
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -7.36   8.44  10.43
S&P 500 INDEX                                 -11.88  10.70  12.93

ENHANCED U.S. LARGE COMPANY PORTFOLIO

TOTAL RETURNS (%)
1997                32.73
1998                29.54
1999                19.37
2000                -9.65
2001               -11.39

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
21.87                       (10/98-12/98)          -13.85  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 8/96
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
ENHANCED U.S. LARGE COMPANY PORTFOLIO
Return Before Taxes                           -11.39  10.44      12.83
Return After Taxes on Distributions           -11.39   5.91       7.96
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -6.93   6.81       8.59
S&P 500 INDEX                                 -11.88  10.70      13.05

U.S. LARGE CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1994               -4.54
1995               38.36
1996               20.22
1997               28.13
1998               11.98
1999                4.80
2000               10.21
2001                3.85

JANUARY 1994-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
16.78                       (10/98-12/98)          -17.08  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. LARGE CAP VALUE PORTFOLIO
Return Before Taxes                            3.85  11.47      13.14
Return After Taxes on Distributions            1.01   8.59      10.85
Return After Taxes on Distributions and Sale
of Portfolio Shares                            4.35   8.69      10.35
RUSSELL 1000 VALUE INDEX                      -5.59  11.14      13.43

U.S. SMALL XM VALUE PORTFOLIO

TOTAL RETURNS (%)
2001               17.92

JANUARY 2001-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
19.85 (10/01-12/01)         -15.77 (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001         ONE   SINCE 3/00
           ANNUALIZED RETURNS (%)             YEAR   INCEPTION
U.S. SMALL XM VALUE PORTFOLIO
Return Before Taxes                           17.92      22.56
Return After Taxes on Distributions           15.61      19.99
Return After Taxes on Distributions and Sale
of Portfolio Shares                           11.50      17.11
RUSSELL 2000 VALUE INDEX                      14.02      18.02

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

U.S. SMALL CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1994                1.21
1995               29.29
1996               22.32
1997               30.75
1998               -7.28
1999               13.04
2000                9.01
2001               22.63

JANUARY 1994-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
22.95                       (4/99-6/99)          -22.30  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. SMALL CAP VALUE PORTFOLIO
Return Before Taxes                           22.63  12.87      14.85
Return After Taxes on Distributions           18.21  10.24      12.96
Return After Taxes on Distributions and Sale
of Portfolio Shares                           17.20   9.86      12.07
RUSSELL 2000 VALUE INDEX                      14.02  11.21      12.87

U.S. SMALL CAP PORTFOLIO

TOTAL RETURNS (%)
1993               13.66
1994               -1.34
1995               30.18
1996               17.67
1997               24.23
1998               -5.54
1999               25.41
2000                2.45
2001               12.68

JANUARY 1993-DECEMBER 2001
     HIGHEST QUARTER                       LOWEST QUARTER
22.56                       (10/01-12/01)          -22.09  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE   SINCE 4/92
           ANNUALIZED RETURNS (%)             YEAR   YEARS  INCEPTION
U.S. SMALL CAP PORTFOLIO
Return Before Taxes                           12.68  11.19      12.59
Return After Taxes on Distributions           10.42   8.24       9.69
Return After Taxes on Distributions and Sale
of Portfolio Shares                            9.40   8.10       9.30
RUSSELL 2000 INDEX                             2.49   7.52      11.00

U.S. MICRO CAP PORTFOLIO

TOTAL RETURNS (%)
1992               23.35
1993               20.98
1994                3.11
1995               34.46
1996               17.62
1997               22.78
1998               -7.31
1999               29.79
2000               -3.59
2001               22.77

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
21.83                       (4/01-6/01)          -22.71  (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR   YEARS  YEARS
U.S. MICRO CAP PORTFOLIO
Return Before Taxes                           22.77  11.82  15.58
Return After Taxes on Distributions           18.88   8.46  12.69
Return After Taxes on Distributions and Sale
of Portfolio Shares                           17.18   8.80  12.32
CRSP 9-10 INDEX                               34.12  11.86  15.24

DFA REAL ESTATE SECURITIES PORTFOLIO

TOTAL RETURNS (%)
1993                15.46
1994                -8.39
1995                12.07
1996                33.84
1997                19.37
1998               -15.38
1999                -1.98
2000                28.38
2001                13.17

JANUARY 1993-DECEMBER 2001                 LOWEST QUARTER
     HIGHEST QUARTER
18.44                       (10/96-12/96)           -9.79  (7/89-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 1/93
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
DFA REAL ESTATE SECURITIES PORTFOLIO
Return Before Taxes                            13.17   7.54       9.24
Return After Taxes on Distributions            10.64   5.25       7.11
Return After Taxes on Distributions and Sale
of Portfolio Shares                             8.04   4.89       6.49
S&P 500 INDEX                                 -11.88  10.70      13.53
WILSHIRE REIT-ONLY INDEX                       12.41   7.36      11.17

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

LARGE CAP
INTERNATIONAL
PORTFOLIO

TOTAL RETURNS (%)
1992               -13.14
1993                25.85
1994                 5.30
1995                13.05
1996                 6.34
1997                 5.51
1998                18.21
1999                28.50
2000               -14.00
2001               -20.83

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
19.58 (10/98-12/98)         -14.15 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS  YEARS
LARGE CAP INTERNATIONAL PORTFOLIO
Return Before Taxes                           -20.83   1.77   4.21
Return After Taxes on Distributions           -21.25   1.23   3.52
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -12.61   1.26   3.18
MSCI EAFE INDEX (NET DIVIDENDS)               -21.45   0.89   4.46

DFA INTERNATIONAL VALUE PORTFOLIO

TOTAL RETURNS (%)
1995                11.49
1996                 7.81
1997                -3.14
1998                14.87
1999                16.29
2000                -0.18
2001               -15.25

JANUARY 1995-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
17.91 (1/98-3/98)           -16.89 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 3/94
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
DFA INTERNATIONAL VALUE PORTFOLIO
Return Before Taxes                           -15.25   1.83       3.82
Return After Taxes on Distributions           -16.58   0.46       2.53
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -8.73   1.05       2.63
MSCI EAFE INDEX (NET DIVIDENDS)               -21.45   0.89       2.66

INTERNATIONAL SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
1997               -23.72
1998                 8.20
1999                21.87
2000                -5.42
2001               -10.51

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER           LOWEST QUARTER
20.06 (1/98-3/98)           -17.65 (10/97-12/97)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 10/96
           ANNUALIZED RETURNS (%)              YEAR   YEARS   INCEPTION
INTERNATIONAL SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -11.16  -3.31       -3.83
Return After Taxes on Distributions           -11.71  -3.97       -4.46
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -6.65  -2.82       -3.21
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EPAC                                    -16.40  -1.31       -1.47

(1) Prior to March 30, 2002 investors in the Portfolio were charged a reimbursement fee of 0.675% of the Portfolio's offering price, which is reflected in the performance presented.
JAPANESE SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
1992               -26.10
1993                14.16
1994                29.49
1995                -3.57
1996               -22.79
1997               -54.78
1998                16.07
1999                14.74
2000                -9.76
2001               -16.93

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
28.44 (1/94-3/94)           -32.91 (7/97-9/97)


      PERIODS ENDING DECEMBER 31, 2001         ONE     FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS   YEARS
JAPANESE SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -17.04  -14.75  -6.32
Return After Taxes on Distributions           -17.27  -14.97  -7.08
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -10.22  -10.96  -4.30
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-JAPAN                                   -22.10  -10.94  -7.64

(1) Prior to March 30, 2002 investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

PACIFIC RIM SMALL
COMPANY PORTFOLIO

TOTAL RETURNS (%)
1993                92.63
1994               -12.06
1995                -2.86
1996                14.36
1997               -42.10
1998               -19.07
1999                70.28
2000               -18.50
2001                 0.36

JANUARY 1993-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
60.76                       (4/99-6/99)          -38.67  (10/97-12/97)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE   SINCE 1/93
           ANNUALIZED RETURNS (%)             YEAR   YEARS   INCEPTION
PACIFIC RIM SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -0.67   -8.37       2.02
Return After Taxes on Distributions           -2.07  -10.08       0.08
Return After Taxes on Distributions and Sale
of Portfolio Shares                           -0.34   -7.17       0.93
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-PACIFIC RIM EX-JAPAN                     5.65   -7.58       3.75

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
UNITED KINGDOM SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
1992               -13.96
1993                30.62
1994                 4.64
1995                10.75
1996                29.79
1997                 3.53
1998               -11.19
1999                41.83
2000                -4.76
2001                -8.89

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
15.93 (10/01-12/01)         -20.50 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS  YEARS
UNITED KINGDOM SMALL COMPANY PORTFOLIO
Return Before Taxes                            -8.89   2.50   6.54
Return After Taxes on Distributions           -10.65  -0.56   4.17
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -4.50   1.52   4.85
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-UNITED KINGDOM                          -10.01   4.09   9.78

CONTINENTAL SMALL COMPANY PORTFOLIO

TOTAL RETURNS (%)
1992               -19.84
1993                25.30
1994                11.01
1995                 0.02
1996                14.33
1997                11.70
1998                19.56
1999                -2.67
2000                 4.27
2001               -11.21

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
21.92 (1/98-3/98)           -14.40 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001         ONE    FIVE    TEN
           ANNUALIZED RETURNS (%)              YEAR   YEARS  YEARS
CONTINENTAL SMALL COMPANY PORTFOLIO(1)
Return Before Taxes                           -12.05   3.56   6.62
Return After Taxes on Distributions           -14.51   0.63   4.72
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -5.44   2.66   5.16
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EUROPE EX. UNITED KINGDOM               -20.41   3.14   6.84

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

TOTAL RETURNS (%)
1995                 1.16
1996                 0.94
1997               -22.72
1998                 5.28
1999                19.04
2000                -3.10
2001                -4.60

JANUARY 1995-DECEMBER 2001
     HIGHEST QUARTER           LOWEST QUARTER
20.23 (1/98-3/98)           -16.81 (10/97-12/97)


       PERIODS ENDING DECEMBER 31, 2001          ONE    FIVE   SINCE 1/95
            ANNUALIZED RETURNS (%)               YEAR   YEARS  INCEPTION
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO(1)
Return Before Taxes                              -5.21  -2.32      -1.37
Return After Taxes on Distributions              -5.90  -3.43      -2.40
Return After Taxes on Distributions and Sale
of Portfolio Shares                              -2.95  -2.18      -1.41
SALOMON SMITH BARNEY EXTENDED MARKET
INDEX-EPAC                                      -16.40  -1.31       0.62

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.675% of the Portfolio's offering price, which is reflected in the performance presented.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

EMERGING MARKETS PORTFOLIO

TOTAL RETURNS (%)
1995                 2.15
1996                11.40
1997               -18.92
1998                -9.44
1999                71.71
2000               -29.15
2001                -6.79

JANUARY 1995-DECEMBER 2001
     HIGHEST QUARTER          LOWEST QUARTER
31.59 (10/98-12/98)         -22.00 (7/98-9/98)


      PERIODS ENDING DECEMBER 31, 2001          ONE   FIVE   SINCE 5/94
           ANNUALIZED RETURNS (%)              YEAR   YEARS  INCEPTION
EMERGING MARKETS PORTFOLIO(1)
Return Before Taxes                            -7.25  -3.69      -0.28
Return After Taxes on Distributions            -7.57  -4.06      -0.58
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -4.27  -3.02      -0.32
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91  -7.80      -5.22

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.
EMERGING MARKETS VALUE PORTFOLIO

TOTAL RETURNS (%)
1999                84.26
2000               -34.16
2001                -0.99

JANUARY 1999-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
40.26                       (4/99-6/99)          -17.56  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001          ONE   SINCE 4/98
           ANNUALIZED RETURNS (%)              YEAR   INCEPTION
EMERGING MARKETS VALUE PORTFOLIO(1)
Return Before Taxes                            -1.53       0.92
Return After Taxes on Distributions            -3.56      -0.91
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -0.04       0.19
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91      -8.12

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 0.50% of the Portfolio's offering price, which is reflected in the performance presented.
EMERGING MARKETS SMALL CAP PORTFOLIO

TOTAL RETURNS (%)
1999                85.34
2000               -31.83
2001                -2.59

JANUARY 1999-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
41.11                       (4/99-6/99)          -17.44  (7/01-9/01)


      PERIODS ENDING DECEMBER 31, 2001          ONE   SINCE 3/98
           ANNUALIZED RETURNS (%)              YEAR   INCEPTION
EMERGING MARKETS SMALL CAP PORTFOLIO(1)
Return Before Taxes                            -2.59       3.87
Return After Taxes on Distributions            -2.69      -1.63
Return After Taxes on Distributions and Sale
of Portfolio Shares                            -1.44       1.59
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)  -4.91      -7.00

(1) Prior to March 30, 2002, investors in the Portfolio were charged a reimbursement fee of 1.00% of the Portfolio's offering price, which is reflected in the performance presented.
DFA ONE-YEAR FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1992               5.19
1993               4.41
1994               2.46
1995               7.97
1996               5.78
1997               5.99
1998               5.68
1999               4.59
2000               6.72
2001               5.75

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
2.52 (1/95-3/95)            0.26 (1/94-3/94)


      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR  YEARS  YEARS
DFA ONE-YEAR FIXED INCOME PORTFOLIO
Return Before Taxes                           5.75   5.76   5.45
Return After Taxes on Distributions           3.91   3.53   3.31
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.48   3.49   3.31
THREE-MONTH U.S. TREASURY BILL INDEX          4.44   5.21   4.87

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1997               5.87
1998               6.47
1999               4.57
2000               6.46
2001               6.07

JANUARY 1997-DECEMBER 2001
     HIGHEST QUARTER                     LOWEST QUARTER
2.44                        (7/01-9/01)            0.81  (10/01-12/01)


      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE   SINCE 3/96
           ANNUALIZED RETURNS (%)             YEAR  YEARS  INCEPTION
Return Before Taxes                           6.07   5.89       6.13
Return After Taxes on Distributions           5.08   3.38       3.66
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.68   3.44       3.66
MERRILL LYNCH 1-3 YEAR
GOVERNMENT/CORPORATE INDEX                    8.71   6.72       6.55

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

TOTAL RETURNS (%)
1992                7.30
1993                8.31
1994               -3.15
1995                9.56
1996                6.61
1997                6.39
1998                5.43
1999                3.78
2000                6.77
2001                7.05

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
5.26 (7/92-9/92)            -2.35 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR  YEARS  YEARS
Return Before Taxes                           7.05   5.87   5.74
Return After Taxes on Distributions           5.17   3.72   3.43
Return After Taxes on Distributions and Sale
of Portfolio Shares                           4.26   3.62   3.46
LEHMAN INTERMEDIATE GOVERNMENT INDEX          8.49   7.07   6.65

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1992                6.49
1993               11.56
1994               -4.33
1995               16.06
1996               10.77
1997                8.31
1998                8.37
1999                3.71
2000                6.65
2001                5.92

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
4.96 (7/92-9/92)            -4.11 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR  YEARS  YEARS
Return Before Taxes                           5.92   6.58   7.22
Return After Taxes on Distributions           4.06   3.85   4.43
Return After Taxes on Distributions and Sale
of Portfolio Shares                           3.59   3.90   4.43
LEHMAN AGGREGATE INDEX                        8.42   7.43   7.23

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

TOTAL RETURNS (%)
1992                7.60
1993               11.63
1994               -4.74
1995               19.08
1996                2.37
1997                9.16
1998               10.53
1999               -3.57
2000               13.54
2001                8.21

JANUARY 1992-DECEMBER 2001
     HIGHEST QUARTER         LOWEST QUARTER
6.87 (4/95-6/95)            -3.33 (1/94-3/94)

      PERIODS ENDING DECEMBER 31, 2001        ONE   FIVE    TEN
           ANNUALIZED RETURNS (%)             YEAR  YEARS  YEARS
Return Before Taxes                           8.21   7.40   7.14
Return After Taxes on Distributions           5.88   4.97   4.56
Return After Taxes on Distributions and Sale
of Portfolio Shares                           4.96   4.74   4.47
LEHMAN GOVERNMENT INDEX                       7.24   7.40   7.14

                               FEES AND EXPENSES

    This table describes the fees and expenses you may pay if you buy and hold shares of the Portfolios.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT): None

                         ANNUAL FUND OPERATING EXPENSES

               (EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO ASSETS)

    Except as indicated below, the expenses in the following table are based on those incurred by the Portfolios and the corresponding Master Funds for the fiscal year ended November 30, 2001.

                                                                          TOTAL     FEE WAIVER
                                                                         ANNUAL       AND/OR
       ANNUAL FUND OPERATING EXPENSES           MANAGEMENT    OTHER     OPERATING     EXPENSE       NET
       (AS A % OF AVERAGE NET ASSETS)              FEE       EXPENSES   EXPENSES    ASSUMPTION*   EXPENSES
---------------------------------------------   ----------   --------   ---------   -----------   --------
U.S. Large Company Portfolio(1)(2)...........     0.24%       0.06%       0.30%        0.15%       0.15%
Enhanced U.S. Large Company
 Portfolio(1)(3).............................     0.20%       0.19%       0.39%        0.00%       0.39%
U.S. Large Cap Value Portfolio(1)............     0.25%       0.06%       0.31%       N/A          0.31%
U.S. Small XM Value Portfolio(1)(2)..........     0.40%       0.07%       0.47%        0.00%       0.47%
U.S. Small Cap Value Portfolio(1)............     0.50%       0.06%       0.56%       N/A          0.56%
U.S. Small Cap Portfolio(1)..................     0.35%       0.07%       0.42%       N/A          0.42%
U.S. Micro Cap Portfolio(1)..................     0.50%       0.06%       0.56%       N/A          0.56%
DFA Real Estate Securities Portfolio.........     0.30%       0.13%       0.43%       N/A          0.43%
Large Cap International Portfolio............     0.25%       0.20%       0.45%       N/A          0.45%
DFA International Value Portfolio(1).........     0.40%       0.11%       0.51%       N/A          0.51%
International Small Company Portfolio(4).....     0.50%       0.22%       0.72%        0.00%       0.72%
Japanese Small Company Portfolio(1)(5).......     0.50%       0.24%       0.74%        0.00%       0.74%
Pacific Rim Small Company Portfolio(1)(5)....     0.50%       0.25%       0.75%        0.00%       0.75%
United Kingdom Small Company
 Portfolio(1)(5).............................     0.50%       0.29%       0.79%        0.05%       0.74%
Continental Small Company Portfolio(1)(5)....     0.50%       0.26%       0.76%        0.00%       0.76%
DFA International Small Cap Value
 Portfolio...................................     0.65%       0.18%       0.83%       N/A          0.83%
Emerging Markets Portfolio(1)(2).............     0.50%       0.40%       0.90%        0.00%       0.90%
Emerging Markets Value Portfolio(1)..........     0.50%       0.50%       1.00%       N/A          1.00%
Emerging Markets Small Cap Portfolio(1)......     0.65%       0.91%       1.56%       N/A          1.56%
DFA One-Year Fixed Income Portfolio(1).......     0.15%       0.05%       0.20%       N/A          0.20%
DFA Two-Year Global Fixed Income
 Portfolio(1)................................     0.15%       0.12%       0.27%       N/A          0.27%
DFA Five-Year Government Portfolio...........     0.20%       0.07%       0.27%       N/A          0.27%
DFA Five-Year Global Fixed Income
 Portfolio...................................     0.25%       0.12%       0.37%       N/A          0.37%
DFA Intermediate Government Fixed Income
 Portfolio...................................     0.10%       0.06%       0.16%       N/A          0.16%
DFA Short-Term Municipal Bond Portfolio(6)...     0.20%       0.22%       0.42%        0.12%       0.30%

------------------------


 * Pursuant to a Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, International Small Company Portfolio, Japanese Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Pacific Rim Small Company Portfolio, Emerging Markets Portfolio and DFA Short-Term Municipal Bond Portfolio, the Advisor has agreed to waive certain fees and/or assume certain expenses of the Portfolios, as described in the footnotes below. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by DFA Investment Dimensions Group Inc. or the Advisor.


(1) Feeder Portfolio. The "Management Fee" includes an investment advisory fee payable by the Master Fund and an administration fee payable by the Feeder Portfolio. The amounts set forth under "Other Expenses" and "Total Annual Operating Expenses" reflect the direct expenses of the Feeder Portfolio and the indirect payment of a Feeder Portfolio's portion of the expenses of its Master Fund.

(2) Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. At any time that the annualized expenses of a Portfolio are less than the rate listed above for such Portfolio on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed the applicable percentage of average net assets as listed above. The Portfolios are not obligated to reimburse the Advisor for fees waived or expenses assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to voluntary fee waiver and expense assumption arrangements at identical rates.

(3) Pursuant to the Fee Waiver and Expense Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. At any time that the total direct and indirect expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's total direct and indirect expenses to exceed 0.45% of its average net assets on an annualized basis. The Enhanced U.S. Large Company Portfolio is not obligated to reimburse the Advisor for fees waived by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement at an identical rate.

(4) With respect to the International Small Company Portfolio, the amount set forth under "Management Fee" reflects its portion of the management fee of each corresponding International Master Fund, which is equal to 0.10% of the average net assets of such Master Fund on an annual basis; the amounts set forth under "Other Expenses" and "Total Annual Operating Expenses" also reflect the indirect payment of a portion of the expenses of the International Master Funds. Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. At any time that the direct expenses of the Portfolio are less than 0.45% of its assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.45% of its average net assets on an annualized basis. The International Small Company Portfolio is not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.

(5) Pursuant to the Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses each Portfolio bears as a shareholder of its master fund. At any time that the direct expenses of such Portfolio are less than 0.47% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed to the extent that such reimbursement will not cause the Portfolio's direct expenses to exceed 0.47% of its average net assets on an annualized basis. The Portfolios are not obligated to reimburse the Advisor for fees previously waived or expenses previously assumed by the Advisor more than thirty-six months prior to the date of such reimbursement. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.


(6) "Other Expenses" are annualized estimates based on anticipated fees and expenses through the fiscal year ending November 30, 2002. The Portfolio had not begun operations prior to the date of this prospectus. Pursuant to the Fee Waiver and Expense Assumption Agreement for the DFA Short-Term Municipal Bond Portfolio, the Advisor has contractually agreed to waive its management fee to the extent necessary to reduce the Portfolio's expenses when its total operating expenses exceed 0.30% of its average net assets on an annualized basis. At any time that the annualized expenses of the Portfolio are less than 0.30% of its average net assets on an annualized basis, the Advisor retains the right to seek reimbursement for any fees previously waived to the extent that such reimbursement will not cause the Portfolio's annualized expenses to exceed 0.30% of its average net assets. The Portfolio is not obligated to reimburse the Advisor for fees previously waived by the Advisor more than thirty-six months prior to the date of such reimbursement.


                                    EXAMPLE

    This Example is meant to help you compare the cost of investing in the Portfolios with the cost of investing in other mutual funds.

    The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                               1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                              --------   --------   --------   ---------
U.S. Large Company(1).......................................     15         81        154          366
Enhanced US Large Company...................................     40        125        219          493
U.S. Large Cap Value........................................     32        100        174          393
U.S. Small XM Value.........................................     48        151        263          591
U.S. Small Cap Value........................................     57        179        313          701
U.S. Small Cap..............................................     43        135        235          530
U.S. Micro Cap..............................................     57        179        313          701
DFA Real Estate Securities..................................     44        138        241          542
Large Cap International.....................................     46        144        252          567
DFA International Value.....................................     52        164        285          640
International Small Company.................................     74        230        401          894
Japanese Small Company......................................     76        237        411          918
Pacific Rim Small Company...................................     77        240        417          930
United Kingdom Small Company(1).............................     76        247        434          973
Continental Small Company...................................     78        243        422          942
DFA International Small Cap Value...........................     85        265        460        1,025
Emerging Markets............................................     92        287        498        1,108
Emerging Markets Value......................................    102        318        552        1,225
Emerging Markets Small Cap..................................    159        493        850        1,856
DFA One-Year Fixed Income...................................     20         64        113          255
DFA Two-Year Global Fixed Income............................     28         87        152          343
DFA Five-Year Government....................................     28         87        152          343
DFA Five-Year Global Fixed Income...........................     38        119        208          468
DFA Intermediate Government Fixed Income....................     16         52         90          205
DFA Short-Term Municipal Bond Portfolio.....................     31        123       N/A         N/A


------------------------
(1) The one-year costs for the U.S. Large Company Portfolio, United Kingdom Small Company Portfolio and DFA Short-Term Municipal Bond Portfolio reflect the "Net Expenses" of the Portfolio that result from the contractual expense waiver and assumption.

    With respect to the Feeder Portfolios and International Small Company Portfolio, the table summarizes the aggregate annual operating expenses of both the Portfolios and the corresponding Master Funds in which the Portfolios invest.

                           SECURITIES LENDING REVENUE

    For the fiscal year ended November 30, 2001, the following Portfolios and Master Funds received the following net revenue from a securities lending program (See "SECURITIES LOANS") which constituted a percentage of the average daily net assets of the Portfolio or Master Fund:

                                                                            PERCENTAGE
                                                                              OF NET
PORTFOLIO/MASTER FUND                                         NET REVENUE     ASSETS
---------------------                                         -----------   ----------
U.S. Large Company Series...................................  $  120,000      0.00%
U.S. Large Cap Value Series.................................  $  133,000      0.01%
U.S. Small XM Value Series..................................  $  381,000      0.04%
U.S. Small Cap Value Series.................................  $2,430,000      0.08%
U.S. Small Cap Series.......................................  $1,223,000      0.14%
U.S. Micro Cap Series.......................................  $2,632,000      0.17%
DFA Real Estate Securities Portfolio........................  $   12,000      0.00%
Large Cap International Portfolio...........................  $  254,000      0.07%
Japanese Small Company Series...............................  $  568,000      0.28%
Pacific Rim Small Company Series............................  $  144,000      0.11%
United Kingdom Small Company Series.........................  $    1,000      0.00%
Continental Small Company Series............................  $  329,000      0.15%
DFA International Value Series..............................  $1,481,000      0.11%
DFA International Small Cap Value Portfolio.................  $  613,000      0.12%

                                   HIGHLIGHTS

MANAGEMENT AND ADMINISTRATIVE SERVICES

    The Advisor serves as investment advisor to each Master Fund and each of the Portfolios, except the Feeder Portfolios. The Advisor provides each Feeder Portfolio and International Small Company Portfolio with certain administrative services. (See "MANAGEMENT OF THE FUNDS.")

PURCHASE, VALUATION AND REDEMPTION OF SHARES

    Shares of the Portfolios are sold at net asset value. The redemption price of the shares of the Portfolios is also equal to the net asset value of their shares.

    The value of the shares issued by each Feeder Portfolio and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Fund(s) in which such Portfolios invest. The value of the shares issued by all other Portfolios will fluctuate in relation to their own investment experience. Unlike shares of money market funds, the shares of DFA One-Year Fixed Income Portfolio (like the other Fixed Income Portfolios) will tend to reflect fluctuations in interest rates because the corresponding Master Fund in which the Portfolio invests does not seek to stabilize the price of its shares by use of the "amortized cost" method of securities valuation. (See "PURCHASE OF SHARES," "VALUATION OF SHARES" and "REDEMPTION OF SHARES.")

                          U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    U.S. Large Company Portfolio seeks, as its investment objective, to approximate the investment performance of the S&P 500-Registered Trademark-Index, in terms of its total investment return. The Portfolio invests all of its assets in The U.S. Large Company Series (the "U.S. Large Company Series") of The DFA Investment Trust Company (the "Trust"), which has the same investment objective and policies as the Portfolio. The U.S. Large Company Series intends to invest in all of the stocks that comprise the S&P 500-Registered Trademark-Index in approximately the same proportions as they are represented in the Index. The amount of each stock purchased for the U.S. Large Company Series, therefore, will be based on the issuer's respective market capitalization. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the New York Stock Exchange ("NYSE"). Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers the stocks that comprise the S&P 500-Registered Trademark- Index to be those of large companies. Under normal market conditions, at least 95% of the U.S. Large Company Series' assets will be invested in the stocks that comprise the S&P 500-Registered Trademark- Index. As a non-fundamental policy, under normal circumstances, the U.S. Large Company Series will invest at least 80% of its net assets in securities of large U.S. companies. If the U.S. Large Company Series changes this investment policy, U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The U.S. Large Company Series may also acquire stock index futures contracts and options thereon in order to commit funds awaiting investment in stocks or maintain cash liquidity. To the extent that this Series invests in stock index futures contracts and options thereon for other than bona fide hedging purposes, the Series will not purchase such futures contracts or options if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such contracts or options.

    Ordinarily, portfolio securities will not be sold except to reflect additions or deletions of the stocks that comprise the S&P
500-Registered Trademark- Index, including as a result of mergers, reorganizations and similar transactions and, to the extent necessary, to provide cash to pay redemptions of the U.S. Large Company Series' shares. For information concerning Standard & Poor's Rating Group, a Division of The McGraw Hill Companies ("S&P"), and disclaimers of S&P with respect to the U.S. Large Company Portfolio and the U.S. Large Company Series, see "STANDARD & POOR'S--INFORMATION AND DISCLAIMERS."

                     ENHANCED U.S. LARGE COMPANY PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    Enhanced U.S. Large Company Portfolio seeks, as its investment objective, to achieve a total return which exceeds the total return performance of the S&P 500-Registered Trademark- Index. The Portfolio invests all of its assets in The Enhanced U.S. Large Company Series of the Trust (the "Enhanced U.S. Large Company Series"). The Enhanced U.S. Large Company Series will have the same investment objective and policies as the Portfolio. The Enhanced U.S. Large Company Series may invest in all of the stocks represented in the S&P 500-Registered Trademark- Index, options on stock indices, stock index futures, options on stock index futures, swap agreements on stock indices and shares of investment companies that invest in stock indices. The Series generally invests in S&P 500-Registered Trademark- futures contracts and fixed income obligations. The Enhanced U.S. Large Company Series may, from time to time, also invest in options on stock indices, stock index futures, options on stock index futures and swap agreements based on indices other than, but similar to, the S&P 500-Registered Trademark- Index (such instruments whether or not based on the S&P 500-Registered Trademark- Index hereinafter collectively referred to as "Index Derivatives"). Investments by the Series in shares of investment companies are limited by the federal securities laws and regulations governing mutual funds. The S&P 500-Registered Trademark- Index is comprised of a broad and diverse group of stocks most of which are traded on the NYSE. Generally, these are the U.S. stocks with the largest market capitalizations and, as a group, they represent approximately 70% of the total market capitalization of all publicly traded U.S. stocks. The Advisor considers stocks that comprise the S&P 500-Registered Trademark- Index to be those of large companies. As a non-fundamental policy, under normal circumstances, the Enhanced U.S. Large Company Series will invest at least 80% of its net assets in short-term fixed income obligaitons that are overlayed by futures, swaps and other derivatives of the S&P 500-Registered Trademark- Index to create exposure to the performance of large U.S. companies. Alternatively, the Series may invest at least 80% of its net assets directly in securities of large companies. If the Enhanced U.S. Large Company Series changes this investment policy, Enhanced U.S. Large Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Enhanced U.S. Large Company Series may invest all of its assets in Index Derivatives. Certain of these Index Derivatives are speculative and may subject the Portfolio to additional risks. Assets of the Enhanced U.S. Large Company Series not invested in S&P 500-Registered Trademark- Index or Index Derivatives may be invested in short-term fixed income obligations including: U.S. government obligations, U.S. government agency obligations, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, foreign government and agency obligations, supranational organization obligations, foreign issuer obligations and eurodollar obligations. (For a description of these fixed income investments and credit quality requirements, see "INVESTMENT OBJECTIVES AND POLICIES--FIXED INCOME PORTFOLIOS--Description of Investments"). The Enhanced U.S. Large Company Series may also invest in shares of money market mutual funds. The Series' investments in the securities of other investment companies may involve the duplication of certain fees and expenses.

    The percentage of assets of the Enhanced U.S. Large Company Series that will be invested at any one time in S&P 500-Registered Trademark- Index stocks, Index Derivatives and Fixed Income Investments may vary from time to time, within the discretion of the Advisor and according to restraints imposed by the federal securities laws and regulations governing mutual funds. The Enhanced U.S. Large Company Series will maintain a segregated account consisting of liquid assets (or, as permitted by applicable interpretations, enter into offsetting positions) to cover its open positions in Index Derivatives to avoid leveraging of the Series.

    The Enhanced U.S. Large Company Series will enter into positions in futures and options on futures only to the extent such positions are permissible with respect to applicable rules of the Commodity Futures Trading Commission without registering the Series or the Trust as a commodities pool operator. In addition, the Enhanced U.S. Large Company Series may not be able to utilize Index Derivatives to the extent otherwise permissible or desirable because of constraints imposed by the Internal Revenue Code of 1986, as amended (the "Code"), or by unanticipated illiquidity in the marketplace for such instruments.

    It is the position of the Securities and Exchange Commission (the "SEC") that over-the-counter options are illiquid. Accordingly, the Enhanced U.S. Large Company Series will invest in such options only to the extent consistent with its 15% limit on investment in illiquid securities.

                 STANDARD & POOR'S--INFORMATION AND DISCLAIMERS

    Neither the U.S. Large Company Portfolio or the Enhanced U.S. Large Company Portfolio (the "Large Company Portfolios"), nor the U.S. Large Company Series or the Enhanced U.S. Large Company Series (the "Large Company Master Funds") are sponsored, endorsed, sold or promoted by S&P. S&P makes no representation or warranty, express or implied, to the owners of the Large Company Portfolios or the Large Company Master Funds or any member of the public regarding the advisability of investing in securities generally or in the Large Company Portfolios or the Large Company Master Funds particularly or the ability of the S&P 500-Registered Trademark- Index to track general stock market performance. S&P's only relationship to the Large Company Portfolios or the Large Company Master Funds is the licensing of certain trademarks and trade names of S&P and of the S&P 500-Registered Trademark- Index which is determined, composed and calculated by S&P without regard to the Large Company Portfolios or the Large Company Master Funds. S&P has no obligation to take the needs of the Large Company Portfolios, the Large Company Master Funds or their respective owners into consideration in determining, composing or calculating the S&P 500-Registered Trademark- Index. S&P is not responsible for and has not participated in the determination of the prices and amount of the Large

Company Portfolios or the Large Company Master Funds or the issuance or sale of the Large Company Portfolios or the Large Company Master Funds or in the determination or calculation of the equation by which the Large Company Portfolios or the Large Company Master Funds is to be converted into cash. S&P has no obligation or liability in connection with the administration, marketing or trading of the Large Company Portfolios or the Large Company Master Funds.

    S&P DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE
S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN AND S&P SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY LICENSEE, OWNERS OF THE PRODUCT, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE
S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. S&P MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500-Registered Trademark- INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

                             U.S. VALUE PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of each of these Portfolios is to achieve long-term capital appreciation. U.S. Large Cap Value Portfolio, U.S. Small XM Value Portfolio and U.S. Small Cap Value Portfolio will pursue their investment objectives by investing all of their assets in The U.S. Large Cap Value Series (the "Large Cap Value Series"), The U.S. Small XM Value Series (the "XM Value Series") and The U.S. Small Cap Value Series (the "Small Cap Value Series") of the Trust, respectively. These series are collectively called the "Value Master Funds." Each Value Master Fund has the same investment objective and policies as the corresponding U.S. Value Portfolio. Ordinarily, each of the Value Master Funds will invest its assets in a broad and diverse group of readily marketable common stocks of U.S. companies which the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

    The Large Cap Value Series generally will invest in a broad and diverse group of the common stocks of large cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the highest 90% of total market capitalization to be large cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a Value Master Fund. As of December 31, 2001, generally, the market capitalization of a company in the highest 90% of total market capitalization was approximately $1686 million or above. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Large Cap Value Series will invest at least 80% of its net assets in securities of large cap U.S. companies. If the Large Cap Value Series changes this investment policy, U.S. Large Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Small Cap Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the

Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately $1306 million, or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Value Series changes this investment policy, U.S. Small Cap Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The XM Value Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market that the Advisor determines to be value stocks. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the range of the lowest 2.5% to 12.5% by capitalization of total market capitalization to be small cap companies. "XM" in the name of the XM Value Series indicates that the Series generally will not purchase securities of the smallest micro cap companies, that is, those companies whose market capitalizations are in the lowest 2.5% of total market capitalization, although the Series may hold such securities. As of December 31, 2001, generally, the market capitalization of a company in the lowest 2.5% to 12.5% of total market capitalization was approximately between $385 million and $2361 million. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the XM Value Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the XM Value Series changes this investment policy, U.S. Small XM Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Value Portfolios:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

100%             U.S. Small Cap Value Portfolio  U.S. Small XM Value Portfolio  U.S. Large Cap Value Portfolio
Largest
Total
market
capitalization:
NYSE,                                    Buy 8%                  Buy 2.5-12.5%                         Buy 90%
AMEX, and
Nasdaq
companies
ranked by
market cap
Smallest
0%

PORTFOLIO CONSTRUCTION

    The Value Master Funds will purchase securities that are listed on the principal U.S. national securities exchanges or traded on the over-the-counter market ("OTC"). Each of the Value Master Funds is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Master Fund is keyed to that security's market capitalization compared to all securities eligible for purchase.

    On not less than a semi-annual basis, for each Value Master Fund, the Advisor will calculate the book to market ratio necessary to determine those companies whose stock may be eligible for investment.

PORTFOLIO TRANSACTIONS

    The Value Master Funds do not intend to purchase or sell securities based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. As described under "Portfolio Structure," investments generally will be made in most of the eligible securities on a market capitalization weighted basis.

    The Large Cap Value Series may sell portfolio securities when the issuer's market capitalization falls substantially below that of the issuer with the minimum market capitalization which is then eligible for purchase by that Series. The XM Value and Small Cap Value Series each may sell portfolio securities when the issuer's market capitalization increases to a level that substantially exceeds that of the issuer with the largest market capitalization which is then eligible for investment by those Series.

    In addition, the Large Cap Value Series may sell portfolio securities when their book to market ratio falls substantially below that of the security with the lowest such ratio that is then eligible for purchase by that Series. The XM Value and Small Cap Value Series may also sell portfolio securities in the same circumstances, however, each of those Series anticipates generally to retain securities of issuers with relatively smaller market capitalizations for longer periods, despite any decrease in the issuer's book to market ratio.

    The total market capitalization ranges, and the value criteria used by the Advisor for the Value Master Funds, as described above, generally apply at the time of purchase by the Value Master Funds. The Value Master Funds are not required to dispose of a security if the security's issuer is no longer within the total market capitalization range or does not meet current value criteria. Similarly, the Advisor is not required to sell a security even if the decline in the market capitalization reflects a serious financial difficulty or potential or actual insolvency of the company. Securities which do meet the market capitalization and/or value criteria nevertheless may be sold at any time when, in the Advisor's judgment, circumstances warrant their sale. See "PORTFOLIO TRANSACTIONS--All Portfolios" in this prospectus.

                         U.S. SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    Each U.S. Small Company Portfolio, and the U.S. Small Cap and U.S. Micro Cap Series of the Trust (the "U.S. Small Company Master Funds") have an investment objective to achieve long-term capital appreciation. The U.S. Small Company Portfolios provide investors with access to securities portfolios consisting of small U.S. companies. Company size will be determined for purposes of these Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the price of a company's stock by the number of its shares of outstanding common stock.

    The Advisor believes that over the long term the investment performance of small companies is superior to large companies, although the share price may fluctuate more in the short-term.

U.S. SMALL CAP PORTFOLIO

    U.S. Small Cap Portfolio invests all of its assets in The U.S. Small Cap Series of the Trust (the "Small Cap Series"), which has the same investment objective and policies as the Portfolio. The Small Cap Series generally will invest in a broad and diverse group of the common stocks of small cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of total market capitalization to be small cap companies. For purposes of this prospectus, "total market capitalization" is based on the market capitalization of U.S. operating companies listed on the NYSE, AMEX or Nasdaq. On at least a semi-annual basis, the Advisor will review total market capitalization to prepare lists of companies whose stock is eligible for investment by a U.S. Small Company Master Fund. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% of total market capitalization was approximately
$1306 million, or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Small Cap Series will invest at least 80% of its net assets in securities of small cap U.S. companies. If the Small Cap Series changes this investment policy, U.S. Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Small Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. Generally, it is the intention of the Small Cap Series to acquire a portion of the common stock of eligible companies on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") In addition, the Small Cap Series is authorized to invest in private placements of interest-bearing debentures that are convertible into common stock ("privately placed convertible debentures"). Such investments are considered illiquid and the value thereof together with the value of all other illiquid investments may not exceed 15% of the value of the Small Cap Series' net assets at the time of purchase.

U.S. MICRO CAP PORTFOLIO

    U.S. Micro Cap Portfolio pursues its investment objective by investing all of its assets in The U.S. Micro Cap Series of the Trust (the "Micro Cap Series"). The Micro Cap Series generally will invest in a broad and diverse group of the common stocks of micro cap companies traded on a principal U.S. exchange or on the over-the-counter market. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 4% of total market capitalization to be micro cap companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 4% of total market capitalization was approximately $604 million or below. This dollar amount may change due to market conditions. As a non-fundamental policy, under normal circumstances, the Micro Cap Series will invest at least 80% of its net assets in securities of U.S. micro cap companies. If the Micro Cap Series changes this investment policy, U.S. Micro Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Micro Cap Series may invest in securities of foreign issuers which are traded in the U.S. securities markets, but such investments may not exceed 5% of the gross assets of the Series. There is some overlap in the companies in which the Micro Cap Series and the Small Cap Series invest. Generally, it is the intention of the Micro Cap Series to acquire a portion of the stock of eligible companies on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.") The Micro Cap Series is authorized to invest in privately placed convertible debentures, and the value thereof, together with the value of all other illiquid investments, may not exceed 10% of the value of the Micro Cap Series' net assets at the time of purchase.

    For the discussion of portfolio construction and portfolio transactions for the U.S. Small Company Portfolios, see "SMALL COMPANY MASTER FUNDS--Portfolio Construction."

    As of the date of this Prospectus, the following chart indicates the general market capitalization buy ranges for each of the U.S. Small Company Portfolios:

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

100%             U.S. Micro Cap Portfolio  U.S. Small Cap Portfolio
Largest
Total
market
capitalization:
NYSE,                              Buy 4%                    Buy 8%
AMEX, and
Nasdaq
companies
ranked by
market cap
Smallest
0%

                      DFA REAL ESTATE SECURITIES PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of DFA Real Estate Securities Portfolio is to achieve long-term capital appreciation. The Portfolio will concentrate investments in readily marketable equity securities of companies whose principal activities include development, ownership, construction, management, or sale of residential, commercial or industrial real estate. Investments will include, principally, equity securities of companies in the following sectors of the real estate industry: certain real estate investment trusts and companies engaged in residential construction and firms, except partnerships, whose principal business is to develop commercial property. In the future, the Advisor may determine to include companies in other sectors of the real estate industry in the Portfolio.

    The Portfolio will invest in shares of real estate investment trusts ("REITS"). REITS pool investors' funds for investment primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to shareholders if it complies with several requirements relating to its organization, ownership, assets, and income and a requirement that it distribute to its shareholders at least 90% of its taxable income (other than net capital gains) for each taxable year. REITS can generally be classified as Equity REITS, Mortgage REITS and Hybrid REITS. Equity REITS invest the majority of their assets directly in real property and derive their income primarily from rents. Equity REITS can also realize capital gains by selling properties that have appreciated in value. Mortgage REITS invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITS combine the characteristics of both Equity REITS and Mortgage REITS. At the present time, the Portfolio intends to invest only in Hybrid REITS and Equity REITS.

    As a non-fundamental policy, under normal circumstances, at least 80% of the Portfolio's net assets will be invested in securities of companies in the real estate industry. If the Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will make equity investments only in securities traded in the U.S. securities markets, principally on the NYSE, AMEX and OTC. In addition, the Portfolio is authorized to lend its portfolio securities (see "SECURITIES LOANS"), and to purchase and sell financial futures contracts and options thereon. To the extent that the Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts or options thereon, if, as a result, more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

PORTFOLIO CONSTRUCTION

    The Advisor has prepared and will maintain a schedule of eligible investments consisting of equity securities of all companies in the sectors of the real estate industry described above as being presently eligible for investment. It is the intention of the Portfolio to purchase a portion of the equity securities of all of these companies on a market capitalization weighted basis.

    The Portfolio will be structured by generally basing the amount of each security purchased on the issuer's relative market capitalization in relation to other eligible issuers in the real estate industry. However, even though a company's stock may meet the applicable criteria described above, it may not be purchased by the Portfolio if, at the time of purchase, in the judgment of the Advisor, the issuer is in extreme financial difficulty or is involved in a merger or consolidation or is the subject of an acquisition which could result in the company no longer being considered principally engaged in the real estate business.

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased by the Portfolio, as additional cash becomes available to it. However, the Portfolio has retained the right to borrow to make redemption payments and is also authorized to redeem its shares in kind. (See "REDEMPTION OF SHARES.") Further, because the securities of certain companies whose shares are eligible for purchase are thinly traded, the Portfolio might not be able to purchase the number of shares that strict adherence to market capitalization weighting might require.

    Investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income. Periodically, the Advisor may expand the Portfolio's schedule of eligible investments to include equity securities of companies in sectors of the real estate industry in addition to those described above as eligible for investment as of the date of this prospectus.

                      INTERNATIONAL PORTFOLIOS--COUNTRIES

    As of the date of this Prospectus, the International Master Funds and Portfolios are authorized to invest in the countries listed in the tables below. The Advisor will determine in its discretion when and whether to invest in countries which have been authorized, depending on a number of factors such as asset growth in a portfolio and characteristics of each country's markets. In addition to the countries listed below, a Portfolio or International Master Fund may continue to hold investments in countries that are not currently authorized for investment, but had been authorized for investment in the past.

                               DEVELOPED MARKETS

                                                       JAPANESE   PACIFIC RIM                CONTINENTAL         DFA
                         LARGE CAP          DFA         SMALL        SMALL      U.K. SMALL      SMALL       INTERNATIONAL
                       INTERNATIONAL   INTERNATIONAL   COMPANY      COMPANY      COMPANY       COMPANY        SMALL CAP
      COUNTRIES          PORTFOLIO     VALUE SERIES     SERIES      SERIES        SERIES       SERIES      VALUE PORTFOLIO
Australia............    Invests         Invests          NA       Invests         NA            NA            Invests
Austria..............    Invests         Invests          NA          NA           NA          Invests         Invests
Belgium..............    Invests         Invests          NA          NA           NA          Invests         Invests
Denmark..............    Invests         Invests          NA          NA           NA          Invests         Invests
Finland..............    Invests         Invests          NA          NA           NA          Invests         Invests
France...............    Invests         Invests          NA          NA           NA          Invests         Invests
Germany..............    Invests         Invests          NA          NA           NA          Invests         Invests
Greece...............    Invests         Invests          NA          NA           NA          Invests         Invests
Hong Kong............    Invests         Invests          NA       Invests         NA            NA            Invests
Ireland..............    Invests         Invests          NA          NA           NA          Invests         Invests
Italy................    Invests         Invests          NA          NA           NA          Invests         Invests
Japan................    Invests         Invests       Invests        NA           NA            NA            Invests
Netherlands..........    Invests         Invests          NA          NA           NA          Invests         Invests
New Zealand..........    Invests         Invests          NA       Invests         NA            NA            Invests
Norway...............    Invests         Invests          NA          NA           NA          Invests         Invests
Portugal.............    Invests         Invests          NA          NA           NA            NA              NA
Singapore............    Invests         Invests          NA       Invests         NA            NA            Invests
Spain................    Invests         Invests          NA          NA           NA          Invests         Invests
Sweden...............    Invests         Invests          NA          NA           NA          Invests         Invests
Switzerland..........    Invests         Invests          NA          NA           NA          Invests         Invests
United Kingdom.......    Invests         Invests          NA          NA         Invests         NA            Invests

                                EMERGING MARKETS


      COUNTRIES        EMERGING MARKETS SERIES   EMERGING MARKETS VALUE FUND   EMERGING MARKETS SMALL CAP SERIES
Argentina............        Invests                     Invests                          Invests
Brazil...............        Invests                     Invests                          Invests
Chile................        Invests                     Invests                            NA
Hungary..............        Invests                     Invests                          Invests
Indonesia............        Invests                     Invests                          Invests
Israel...............        Invests                     Invests                          Invests
Korea................        Invests                     Invests                          Invests
Malaysia.............        Invests                     Invests                          Invests
Mexico...............        Invests                     Invests                          Invests
Philippines..........        Invests                     Invests                          Invests
Poland...............        Invests                     Invests                          Invests
Taiwan...............        Invests                     Invests                          Invests
Thailand.............        Invests                     Invests                          Invests
Turkey...............        Invests                     Invests                          Invests


                       LARGE CAP INTERNATIONAL PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of Large Cap International Portfolio is to achieve long-term capital appreciation by investing in the stocks of non-U.S. large companies. The Portfolio intends to invest in the stocks of large companies in Europe, Australia and the Far East.

    Under normal market conditions, the Portfolio intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in index futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its total assets would then consist of initial margin deposits on such contracts.

    The Portfolio intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of large companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney. Generally, the companies whose stocks will be selected by the Advisor for the Portfolio will be in the largest 80% in terms of market capitalization for each country. As a non-fundamental policy, under normal circumstances, Large Cap International Portfolio will invest at least 80% of its net assets in securities of large cap companies in the particular markets in which the Portfolio invests. If Large Cap International Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                       DFA INTERNATIONAL VALUE PORTFOLIO

INVESTMENT OBJECTIVE AND POLICIES

    The investment objective of DFA International Value Portfolio is to achieve long-term capital appreciation. The Portfolio invests all of its assets in The DFA International Value Series of the Trust (the "International Value Series"), which has the same investment objective and policies as the Portfolio. The International Value Series seeks to achieve its objective by investing in the stocks of large non-U.S. companies that the Advisor determines to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book value in relation to their market value (a "book to market ratio"). In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time. The International Value Series intends to invest in the stocks of large companies in countries with developed markets.

    Under normal market conditions, the International Value Series intends to invest its assets in companies organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries, and no more than 40% of the Series' assets will be invested in such companies in any one country. The International Value Series reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the International Value Series invests in futures contracts for other than bona fide hedging purposes, the Series will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    As of the date of this prospectus, the International Value Series intends to invest in companies having at least $800 million of market capitalization, and the Series intends to purchase securities on a market capitalization weighted basis within each applicable country. The Advisor may reset such floor from time to time to reflect changing market conditions. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalization of companies within each country. As a result, the weighting of certain countries in the International Value Series may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/Smith Barney.

    The International Value Series does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the International Value Series do pay dividends. It is anticipated, therefore, that the International Value Series will receive dividend income.

                     INTERNATIONAL SMALL COMPANY PORTFOLIOS

INVESTMENT OBJECTIVES AND POLICIES

    The International Small Company Portfolio, and the Japanese Small Company, Pacific Rim Small Company, United Kingdom Small Company and Continental Small Company Series of the Trust (the latter four being referred to hereinafter as the "International Small Company Master Funds") each have an investment objective to achieve long-term capital appreciation. The International Small Company Portfolios provide investors with access to securities portfolios consisting of small Japanese, United Kingdom, European and Pacific Rim companies. Company size will be determined for purposes of these Portfolios and Master Funds solely on the basis of a company's market capitalization which will be calculated by multiplying the number of outstanding shares of the company that are similar to domestic common stocks by the price of the company's stock.

    The Advisor believes that over the long term the investment performance of small companies is superior to large companies and that investment in the Portfolios is an effective way to improve global diversification. Investors which, for a variety of reasons, may choose not to make substantial, or any, direct

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
investment in companies whose securities will be held by the International Small Company Master Funds, may participate in the investment performance of these companies through ownership of a Portfolio's stock.

INTERNATIONAL SMALL COMPANY PORTFOLIO

    The International Small Company Portfolio seeks to achieve its investment objective by investing virtually all of its assets in up to four International Small Company Master Funds in such relative portions as determined by the Advisor from time to time. For a complete description of the investment objectives and policies, portfolio structure and transactions for each International Small Company Master Fund, see "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." The International Small Company Portfolio is designed for investors who wish to achieve their investment objective of capital appreciation by participating in the investment performance of a broad range of equity securities of Japanese, United Kingdom, European and Pacific Rim small companies.

    As of the date of this prospectus, the International Small Company Portfolio invests in the shares of the International Small Company Master Funds within the following percentage ranges:

INTERNATIONAL SMALL COMPANY MASTER FUNDS                   INVESTMENT RANGE
----------------------------------------                   ----------------
Japanese Small Company...................................       20-45%
Pacific Rim Small Company................................        0-25%
United Kingdom Small Company.............................        5-25%
Continental Small Company................................       20-45%

    The allocation of the assets of International Small Company Portfolio to be invested in the International Small Company Master Funds will be determined by the Advisor on at least a semi-annual basis. In setting the target allocation, the Advisor will first consider the market capitalizations of all eligible companies in each of the International Small Company Master Funds. The Advisor will calculate the market capitalizations for each International Small Company Master Fund in the manner described under "INTERNATIONAL SMALL COMPANY PORTFOLIOS--INVESTMENT OBJECTIVES AND POLICIES." The Advisor expects to change the relative weights ascribed to each International Small Company Master Fund, based on its updated market capitalization calculations, when it determines that fundamental changes in the relative values ascribed by market forces to each relevant geographic area have occurred. To maintain target weights during the period, adjustments may be made by applying future purchases by International Small Company Portfolio in proportion necessary to rebalance the investment portfolio of the Portfolio. As of the date of this prospectus, the target allocations for investment by the Portfolio in the International Small Company Master Fund are: Japanese Small Company Series--29%; United Kingdom Small Company Series--15%; Continental Small Company Series--42%; and Pacific Rim Small Company Series--14%. The Advisor may change the target allocations from time to time in its sole discretion. As of the date of this prospectus, the target allocations noted above may not reflect current allocations. As a non-fundamental policy, under normal circumstances, the International Small Company Portfolio, through its investments in the International Small Company Master Funds, will invest at least 80% of its net assets in securities of small companies. If the International Small Company Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

JAPANESE SMALL COMPANY PORTFOLIO

    Japanese Small Company Portfolio invests all of its assets in The Japanese Small Company Series of the Trust (the "Japanese Series"), which has the same investment objective and policies as the Portfolio. The Japanese Series generally will invest in a broad and diverse group of readily marketable stocks of Japanese small companies which are traded in the Japanese securities markets. As a non-fundamental policy, under normal circumstances, the Japanese Series will invest at least 80% of its net assets in securities of Japanese small companies. If the Japanese Series changes this investment policy, Japanese

Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of Japanese operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $498 million, or below.

    The Japanese Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Japanese Series intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

PACIFIC RIM SMALL COMPANY PORTFOLIO

    Pacific Rim Small Company Portfolio invests all of its assets in The Pacific Rim Small Company Series of the Trust (the "Pacific Rim Series"), which has the same investment objective and policies as the Portfolio. The Pacific Rim Series generally will invest in stocks of a broad and diverse group of small companies located in Australia, New Zealand and Pacific Rim Asian countries whose shares are traded principally on the securities markets located in those countries. As a non-fundamental policy, under normal circumstances, the Pacific Rim Series will invest at least 80% of its net assets in securities of small companies located in Australia, New Zealand and Pacific Rim Asian countries. If the Pacific Rim Series changes this investment policy, Pacific Rim Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $313 million, or below.

    The Pacific Rim Series does not intend to purchase shares of any company whose market capitalization is less than $5,000,000. The Pacific Rim Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis within each country. The Advisor may, in its discretion, either limit further investments in a particular country or divest the Pacific Rim Series of holdings in a particular country. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

UNITED KINGDOM SMALL COMPANY PORTFOLIO

    United Kingdom Small Company Portfolio invests all of its assets in The United Kingdom Small Company Series of the Trust (the "United Kingdom Series"), which has the same investment objective and policies as the Portfolio. The United Kingdom Series generally will invest in a broad and diverse group of readily marketable stocks of United Kingdom small companies which are traded principally on the London Stock Exchange ("LSE"). As a non-fundamental policy, under normal circumstances, the United Kingdom Series will invest at least 80% of its net assets in securities of United Kingdom small companies. If the United Kingdom Series changes this investment policy, United Kingdom Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of United Kingdom operating companies traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,422 million, or below.

    The United Kingdom Series will not, however, purchase shares of any investment trust or of any company whose market capitalization is less than $5,000,000. The United Kingdom Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

CONTINENTAL SMALL COMPANY PORTFOLIO

    Continental Small Company Portfolio invests all of its assets in The Continental Small Company Series of the Trust (the "Continental Series"), which has the same investment objective and policies as the Portfolio. The Continental Series generally will invest in readily marketable stocks of a broad and diverse group of small companies organized under the laws of certain European countries (See the list of countries under "INTERNATIONAL PORTFOLIOS--Countries" above). As a non-fundamental policy, under normal circumstances, the Continental Series will invest at least 80% of its net assets in securities of small companies located in continental Europe. If the Continental Series changes this investment policy, Continental Small Company Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Advisor considers companies whose market capitalizations generally are in the lowest 8% of the combined market capitalization of operating companies in approved countries traded on selected exchanges to be small companies. As of December 31, 2001, generally, the market capitalization of a company in the lowest 8% was approximately $1,269 million, or below.

    The Continental Series does not intend, however, to purchase shares of any company whose market capitalization is less than the equivalent of $5,000,000. The Continental Series intends to acquire a portion of the stock of each eligible company on a market capitalization basis within each country. The Advisor may in its discretion either limit further investments in a particular country or divest the Continental Series of holdings in a particular country. (See "SMALL COMPANY MASTER FUNDS--Portfolio Construction.")

                           SMALL COMPANY MASTER FUNDS

PORTFOLIO CONSTRUCTION

    Each U.S. Small Company Master Fund and International Small Company Master Fund (collectively the "Small Company Master Funds") is market capitalization weighted. That is, each security is generally purchased based on the issuer's relative market capitalization. In this way, the amount of a particular security owned by a Small Company Master Fund is approximately keyed to that security's market capitalization compared to all securities eligible for purchase. The following discussion applies to the investment policies of the Small Company Master Funds.

    The decision to include or exclude the shares of an issuer will be made on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country, except that with respect to Continental and Pacific Rim Series, such determination shall be made by reference to other companies located in all countries in which those Series invest. Company size is measured in terms of local currencies in order to eliminate the effect of variations in currency exchange rates, except that Continental and Pacific Rim Series each will measure company size in terms of a common currency. Even though a company's stock may meet the applicable market capitalization criterion, it may not be purchased if (i) in the Advisor's judgment, the issuer is in extreme financial difficulty, (ii) the issuer is involved in a merger or consolidation or is the subject of an acquisition or
(iii) a significant portion of the issuer's securities are closely held. Further, securities of real estate investment trusts will not be acquired (except as part of a merger, consolidation or acquisition of assets.)

    If securities must be sold in order to obtain funds to make redemption payments, such securities may be repurchased, as additional cash becomes available. In most instances, however, management would anticipate selling securities which had appreciated sufficiently to be eligible for sale and, therefore, would not need to repurchase such securities.

    Generally, current income is not sought as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be selected for investment do pay dividends. It is anticipated, therefore, that dividend income will be received.

                  DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of the DFA International Small Cap Value Portfolio is to achieve long-term capital appreciation. The Portfolio pursues its objective by investing in the stocks of small non-U.S. companies that have a high book to market ratio. The Investment Committee of the Advisor will initially set the standards for determining whether the shares of a company in any given country will be considered to be value stocks at the time of purchase. Securities are considered value stocks primarily because a company's shares have a high book to market ratio. Generally, such shares will be considered eligible for investment. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for measuring value are subject to change from time to time. The Portfolio intends to invest in the stocks of small companies in countries with developed markets. Under normal market conditions, the Portfolio intends to invest its assets in value stocks of small companies, organized or having a majority of their assets in or deriving a majority of their operating income in at least three non-U.S. countries. As a non-fundamental policy, under normal circumstances, the DFA International Small Cap Value Portfolio will invest at least 80% of its net assets in securities of small companies in the particular markets in which it invests. If the DFA International Small Cap Value Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. As of the date of this prospectus, the Portfolio intends to invest in small companies which, for purposes of this Portfolio, are defined as companies having no more than $800 million of market capitalization. The Advisor may reset such ceiling from time to time to reflect changing market conditions. The Advisor believes that such maximum amount accounts for variations in company size among countries and provides a sufficient universe of eligible companies. Currently no more than 40% of the Portfolio's assets is invested in such companies in any one country, and if this changes, a supplement to this prospectus will disclose such change. The Portfolio reserves the right to invest in index futures contracts to commit funds awaiting investment or to maintain liquidity. To the extent that the Portfolio invests in futures contracts for other than bona fide hedging purposes, the Portfolio will not purchase futures contracts if as a result more than 5% of its net assets would then consist of initial margin deposits required to establish such contracts.

    The Portfolio intends to acquire a portion of the stock of each eligible company on a market capitalization weighted basis within each country. The Advisor, using its best judgment, will seek to set country weights based on the relative market capitalizations of small companies within each country. As a result, the weighting of certain countries in the Portfolio may vary from their weighting in international indices such as those published by FTSE International, Morgan Stanley Capital International or Salomon/ Smith Barney.

    The Portfolio does not seek current income as an investment objective and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in the Portfolio do pay dividends. It is anticipated, therefore, that the Portfolio will receive dividend income.

                          EMERGING MARKETS PORTFOLIO,
                      EMERGING MARKETS VALUE PORTFOLIO AND
                      EMERGING MARKETS SMALL CAP PORTFOLIO

INVESTMENT OBJECTIVES AND POLICIES

    The investment objective of both the Emerging Markets Portfolio and the Emerging Markets Small Cap Portfolio is to achieve long-term capital appreciation. The Emerging Markets Portfolio invests all of its assets in The Emerging Markets Series of the Trust (the "Emerging Markets Series"), which has the same investment objective and policies as the Portfolio. The Emerging Markets Small Cap Portfolio invests all of its assets in The Emerging Markets Small Cap Series of the Trust (the "Emerging Markets Small Cap Series"), which has the same investment objective and policies as the Portfolio. The investment objective of the Dimensional Emerging Markets Value Fund Inc. ("Emerging Markets Value Fund") is to seek long-term capital growth through investment primarily in emerging market equity securities. The Emerging Markets Value Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund, which has the same investment objective and policies as the Portfolio. The Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund are referred to collectively as the "Emerging Markets Master Funds." Each Emerging Markets Master Fund seeks to achieve its investment objective by investing in emerging markets designated by the Investment Committee of the Advisor ("Approved Markets"). (See the list of countries under "INTERNATIONAL PORTFOLIOS--COUNTRIES" above.) Each Emerging Markets Master Fund invests its assets primarily in Approved Market equity securities listed on bona fide securities exchanges or actively traded on OTC markets. These exchanges or OTC markets may be either within or outside the issuer's domicile country, and the securities may be listed or traded in the form of International Depository Receipts ("IDRs") or American Depository Receipts ("ADRs").

EMERGING MARKETS MASTER FUNDS CHARACTERISTICS AND POLICIES

    The Emerging Markets Series of the Trust will seek a broad market coverage of larger companies within each Approved Market. This Series will attempt to own shares of companies whose aggregate overall share of the Approved Market's total public market capitalization is at least in the upper 40% of such capitalization, and can be as large as 75%. The Emerging Markets Series may limit the market coverage in the smaller emerging markets in order to limit purchases of small market capitalization companies. As a non-fundamental policy, under normal circumstances, the Emerging Markets Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Emerging Markets Series changes this investment policy, Emerging Markets Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio.

    The Emerging Markets Small Cap Series of the Trust will seek a broad market coverage of smaller companies within each Approved Market. As a non-fundamental policy, under normal circumstances, the Emerging Markets Small Cap Series will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities of small companies. If the Emerging Markets Small Cap Series changes this investment policy, Emerging Markets Small Cap Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. This Series will attempt to own shares of companies whose market capitalization is less than $1.5 billion. On a periodic basis, the Advisor will review the holdings of the Emerging Markets Small Cap Series and determine which, at the time of such review, are no longer considered small emerging market companies. The present policy is to consider portfolio securities for sale when they have appreciated sufficiently to rank, on a market capitalization basis, 100% larger than the largest market capitalization that is eligible for purchase as set by the Advisor for that Approved Market.

    The Dimensional Emerging Markets Value Fund seeks to achieve its objective by investing in emerging market equity securities which are deemed by the Advisor to be value stocks at the time of purchase. Securities are considered value stocks primarily because they have a high book value in relation to their market value. As a non-fundamental policy, under normal circumstances, the Dimensional Emerging Markets Value Fund will invest at least 80% of its net assets in emerging market investments that are defined in this prospectus as Approved Market securities. If the Dimensional Emerging Markets Value Fund changes this investment policy, the Emerging Markets Value Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. In assessing value, the Advisor may consider additional factors such as price to cash flow or price to earnings ratios, as well as economic conditions and developments in the issuer's industry. The criteria the Advisor uses for assessing value are subject to change from time to time.

    The Dimensional Emerging Markets Value Fund's policy is to seek to achieve its investment objective by investing in emerging market equity securities across all market capitalizations, and specifically those which are deemed by the Advisor to be value stocks at the time of purchase, as described above.

    Each Emerging Markets Master Fund may not invest in all such companies or Approved Markets described above or achieve approximate market weights, for reasons which include constraints imposed within Approved Markets, restrictions on purchases by foreigners, and each Emerging Markets Master Fund's policy not to invest more than 25% of its assets in any one industry.

    Approved Market securities are defined to be (a) securities of companies organized in a country in an Approved Market or for which the principal trading market is in an Approved Market, (b) securities issued or guaranteed by the government of an Approved Market country, its agencies or instrumentalities, or the central bank of such country, (c) securities denominated in an Approved Market currency issued by companies to finance operations in Approved Markets,
(d) securities of companies that derive at least 50% of their revenues primarily from either goods or services produced in Approved Markets or sales made in Approved Markets and (e) Approved Markets equity securities in the form of depositary shares. Securities of Approved Markets may include securities of companies that have characteristics and business relationships common to companies in other countries. As a result, the value of the securities of such companies may reflect economic and market forces in such other countries as well as in the Approved Markets. The Advisor, however, will select only those companies which, in its view, have sufficiently strong exposure to economic and market forces in Approved Markets such that their value will tend to reflect developments in Approved Markets to a greater extent than developments in other regions. For example, the Advisor may invest in companies organized and located in the United States or other countries outside of Approved Markets, including companies having their entire production facilities outside of Approved Markets, when such companies meet the definition of Approved Markets securities so long as the Advisor believes at the time of investment that the value of the company's securities will reflect principally conditions in Approved Markets.

    With respect to the Emerging Markets Series and Emerging Markets Small Cap Series, the Advisor defines the term "emerging market" to mean a country which is considered to be an emerging market by the International Finance Corporation. In determining what countries have emerging markets with respect to the Dimensional Emerging Markets Value Fund, the data, analysis and classification of countries published or disseminated by the International Bank for Reconstruction and Development (commonly known as the World Bank) and the International Finance Corporation, among other things, will be considered. Approved emerging markets may not include all such emerging markets. In determining whether to approve markets for investment, the Advisor will take into account, among other things, market liquidity, relative availability of investor information, government regulation, including fiscal and foreign exchange repatriation rules and the availability of other access to these markets for the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund.

    The Emerging Markets Master Funds also may invest up to 10% of their total assets in shares of other investment companies that invest in one or more Approved Markets, although they intend to do so only where access to those markets is otherwise significantly limited. In some Approved Markets, it will be necessary or advisable for an Emerging Markets Master Fund to establish a wholly owned subsidiary or a trust for the purpose of investing in the local markets.

PORTFOLIO CONSTRUCTION

    The Emerging Markets Series' and Emerging Markets Small Cap Series' policy of seeking broad market diversification means that the Advisor will not utilize "fundamental" securities research techniques in identifying securities selections. The decision to include or exclude the shares of an issuer will be made primarily on the basis of such issuer's relative market capitalization determined by reference to other companies located in the same country. Company size is measured in terms of reference to other companies located in the same country and in terms of local currencies in order to eliminate the effect of variations in currency exchange rates.

    Even though a company's stock may meet the applicable market capitalization criterion for a Series or the Emerging Markets Value Fund's criterion for investment, it may not be included in an Emerging Markets Master Fund for one or more of a number of reasons. For example, in the Advisor's judgment, the issuer may be considered in extreme financial difficulty, a material portion of its securities may be closely held and not likely available to support market liquidity, or the issuer may be a "passive foreign investment company" (as defined in the Code). To this extent, there will be the exercise of discretion and consideration by the Advisor which would not be present in the management of a portfolio seeking to represent an established index of broadly traded domestic securities (such as the S&P 500-Registered Trademark- Index). The Advisor will also exercise discretion in determining the allocation of investments as between Approved Markets.

    Changes in the composition and relative ranking (in terms of book to market ratio) of the stocks which are eligible for purchase by the Emerging Markets Value Fund take place with every trade when the securities markets are open for trading due primarily to price fluctuations of such securities. On a periodic basis, the Advisor will prepare lists of eligible value stocks which are eligible for investment. Such list will be revised no less than semi-annually.

    The Emerging Markets Master Funds do not seek current income as an investment objective, and investments will not be based upon an issuer's dividend payment policy or record. However, many of the companies whose securities will be included in an Emerging Markets Master Fund do pay dividends. It is anticipated, therefore, that the Emerging Markets Master Funds will receive dividend income.

                            FIXED INCOME PORTFOLIOS

DFA ONE-YEAR FIXED INCOME PORTFOLIO

    The investment objective of DFA One-Year Fixed Income Portfolio is to achieve a stable real return in excess of the rate of inflation with a minimum of risk. The DFA One-Year Fixed Income Portfolio invests all of its assets in The DFA One-Year Fixed Income Series of the Trust (the "One-Year Fixed Income Series"), which has the same investment objective and policies as the Portfolio. The One-Year Fixed Income Series will invest in U.S. government obligations, U.S. government agency obligations, dollar-denominated obligations of foreign issuers issued in the U.S., bank obligations, including U.S. subsidiaries and branches of foreign banks, corporate obligations, commercial paper, repurchase agreements and obligations of supranational organizations. Generally, the Series will acquire obligations which mature within one year from the date of settlement, but substantial investments may be made in obligations maturing within two years from the date of settlement when greater returns are available. As a non-fundamental policy, under normal circumstances, the One-Year Fixed Income Series will invest at least 80% of its net assets in fixed income securities and maintain a weighted average portfolio maturity that will not exceed one year. If the One-Year Fixed Income Series changes this investment policy, DFA One-Year Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Series principally invests in certificates of deposit, commercial paper, bankers' acceptances, notes and bonds. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investments in the Banking Industry").

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The investment objective of DFA Two-Year Global Fixed Income Portfolio is to maximize total returns consistent with preservation of capital. The DFA Two-Year Global Fixed Income Portfolio invests all of its assets in The DFA Two-Year Global Fixed Income Series of the Trust (the "Two-Year Global Fixed Income Series"). The Two-Year Global Fixed Income Series will have the same investment objective and policies as the Portfolio. The Two-Year Global Fixed Income Series will invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, corporate debt obligations, bank obligations, commercial paper, repurchase agreements, obligations of other domestic and foreign issuers having quality ratings meeting the minimum standards described in "Description of Investments," securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are in developed countries, such as those countries which are members of the Organization of Economic Cooperation and Development ("OECD"). However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Series intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States.

    As a non-fundamental policy, under normal circumstances, the Two-Year Global Fixed Income Series will invest at least 80% of its net assets in fixed income securities that mature within two years from the date of settlement. If the Two-Year Global Fixed Income Series changes this investment policy, DFA Two-Year Global Fixed Income Portfolio will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. Because many of the Series' investments will be denominated in foreign currencies, the Series will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates. The Series may concentrate its investments in obligations of U.S. and foreign banks and bank holding companies (see "Investment in the Banking Industry").

DFA FIVE-YEAR GOVERNMENT PORTFOLIO

    The investment objective of DFA Five-Year Government Portfolio is to maximize total returns available from the universe of debt obligations of the U.S. government and U.S. government agencies. Ordinarily, the Portfolio will invest its assets in U.S. government obligations and U.S. government agency obligations. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Government Portfolio will invest at least 80% of its net assets in government securities that mature within five years from the date of settlement. If the DFA Five-Year Government Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. The Portfolio will also acquire repurchase agreements.

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

    The investment objective of DFA Five-Year Global Fixed Income Portfolio is to provide a market rate of return for a fixed income portfolio with low relative volatility of returns. The Portfolio will invest primarily in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, obligations of other foreign issuers rated AA or better, corporate debt obligations, bank obligations, commercial paper rated as set forth in "Description of Investments" and supranational organizations, such as the World Bank, the European Investment Bank, European Economic Community, and European Coal and Steel Community. At the present time, the Advisor expects that most investments will be made in the obligations of issuers which are developed countries, such as those countries which are members of the OECD. However, in the future, the Advisor anticipates investing in issuers located in other countries as well. Under normal market conditions, the Portfolio intends to invest its assets in issuers organized or having a majority of their assets in, or deriving a majority of their operating income in, at least three different countries, one of which may be the United States. As a non-fundamental policy, under normal circumstances, the DFA Five-Year Global Fixed Income Portfolio will invest at least 80% of its net assets in fixed income securities that mature within five years from the date of settlement. If the DFA Five-Year Global Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. It is the policy of the Portfolio that the weighted average length of maturity of investments will not exceed five years. Because many of the Portfolio's investments will be denominated in foreign currencies, the Portfolio will also enter into forward foreign currency contracts solely for the purpose of hedging against fluctuations in currency exchange rates.

DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

    The investment objective of DFA Intermediate Government Fixed Income Portfolio is to earn current income consistent with preservation of capital. Ordinarily, the Portfolio will invest its assets in non-callable obligations issued or guaranteed by the U.S. government and U.S. government agencies, AAA rated, dollar-denominated obligations of foreign governments, obligations of supranational organizations, and futures contracts on U.S. Treasury securities. Since government guaranteed mortgage backed securities are considered callable, such securities will not be included in the Portfolio.

    Generally, the Portfolio will purchase securities with maturities of between five and fifteen years. The Portfolio will not shift the maturity of its investments in anticipation of interest rate movements and ordinarily will have an average weighted maturity, based upon market values, of between seven to ten years. In any event, as a non-fundamental policy, under normal circumstances, the DFA Intermediate Government Fixed Income Portfolio will invest at least 80% of its net assets in fixed income government securities and maintain a weighted average portfolio maturity of between three and ten years. If the DFA Intermediate Government Fixed Income Portfolio changes this investment policy, it will notify shareholders at least 60 days in advance of the change, and will change the name of the Portfolio. One of the benefits of the Portfolio is expected to be that in a period of steeply falling interest rates, the Portfolio should perform well because of its average weighted maturity and the high quality and non-callable nature of its investments. The Portfolio is expected to match or exceed the returns of the Lehman Brothers Treasury Index, without exceeding the volatility of that Index.

    The Portfolio may invest more than 5% of its assets in the obligations of foreign governments. Those obligations at the time of purchase must be either rated in the highest rating category of a nationally recognized statistical rating organization or, in the case of any obligation that is unrated, of comparable quality. The Portfolio also may invest in futures contracts on U.S. Treasury securities or options on such contracts for the purposes of remaining fully invested and maintaining liquidity to pay redemptions. However, the Portfolio will not purchase futures contracts or options thereon if as a result more than 5% of its net assets would then consist of initial margin deposits and premiums required to establish such positions.

DESCRIPTION OF INVESTMENTS OF THE FIXED INCOME PORTFOLIOS AND SERIES OTHER THAN THE DFA SHORT-TERM
MUNICIPAL BOND PORTFOLIO

    The following is a description of the categories of investments that may be acquired by the Fixed Income Portfolios (other than the DFA Short-Term Municipal Bond Portfolio) and by the One-Year Fixed Income and Two-Year Global Fixed Income Series:

                                                           PERMISSIBLE CATEGORIES:
                                                           -----------------------
DFA One-Year Fixed Income Series.........................             1-6,8
DFA Two-Year Global Fixed Income Series..................              1-10
DFA Five-Year Government Portfolio.......................             1,2,6
DFA Five-Year Global Fixed Income Portfolio..............              1-10
DFA Intermediate Government Fixed Income Portfolio.......         1,2,6,7,8

    1. U.S. GOVERNMENT OBLIGATIONS--Debt securities issued by the U.S. Treasury which are direct obligations of the U.S. government, including bills, notes and bonds.

    2. U.S. GOVERNMENT AGENCY OBLIGATIONS--Issued or guaranteed by U.S. government-sponsored instrumentalities and federal agencies, including the Federal National Mortgage Association, Federal Home Loan Bank and the Federal Housing Administration.

    3. CORPORATE DEBT OBLIGATIONS--Nonconvertible corporate debt securities (e.g., bonds and debentures), which are issued by companies whose commercial paper is rated Prime1 by Moody's Investors Services, Inc. ("Moody's") or A1 by S&P and dollar-denominated obligations of foreign issuers issued in the U.S. If the issuer's commercial paper is unrated, then the debt security would have to be rated at least AA by S&P or Aa2 by Moody's. If there is neither a commercial paper rating nor a rating of the debt security, then the Advisor must determine that the debt security is of comparable quality to equivalent issues of the same issuer rated at least AA or Aa2.

    4. BANK OBLIGATIONS--Obligations of U.S. banks and savings and loan associations and dollar-denominated obligations of U.S. subsidiaries and branches of foreign banks, such as certificates of deposit (including marketable variable rate certificates of deposit) and bankers' acceptances. Bank certificates of deposit will only be acquired from banks having assets in excess of $1,000,000,000.

    5. COMMERCIAL PAPER--Rated, at the time of purchase, A1 or better by S&P or Prime1 by Moody's, or, if not rated, issued by a corporation having an outstanding unsecured debt issue rated Aaa by Moody's or AAA by S&P, and having a maximum maturity of nine months.

    6. REPURCHASE AGREEMENTS--Instruments through which the Portfolios purchase securities ("underlying securities") from a bank, or a registered U.S. government securities dealer, with an agreement by the seller to repurchase the security at an agreed price, plus interest at a specified rate. The underlying securities will be limited to U.S. government and agency obligations described in (1) and (2) above. The Portfolios will not enter into a repurchase agreement with a duration of more than seven days if, as a result, more than 10% of the value of the Portfolio's total assets would be so invested. The Portfolios will also only invest in repurchase agreements with a bank if the bank has at least $1,000,000,000 in assets and is approved by the Investment Committee of the Advisor. The Advisor will monitor the market value of the securities plus any accrued interest thereon so that they will at least equal the repurchase price.

    7. FOREIGN GOVERNMENT AND AGENCY OBLIGATIONS--Bills, notes, bonds and other debt securities issued or guaranteed by foreign governments, or their agencies and instrumentalities.

    8. SUPRANATIONAL ORGANIZATION OBLIGATIONS--Debt securities of supranational organizations such as the European Coal and Steel Community, the European Economic Community and the World Bank, which are chartered to promote economic development.

    9. FOREIGN ISSUER OBLIGATIONS--Debt securities of non-U.S. issuers rated AA or better by S&P or Aa2 or better by Moody's.

    10. EURODOLLAR OBLIGATIONS--Debt securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States.

    The categories of investments that may be acquired by each of the Fixed Income Portfolios (other than DFA Intermediate Government Fixed Income Portfolio and the DFA Short-Term Municipal Bond Portfolio) and the One-Year Fixed Income and Two-Year Global Fixed Income Series may include both fixed and floating rate securities. Floating rate securities bear interest at rates that vary with prevailing market rates. Interest rate adjustments are made periodically (e.g., every six months), usually based on a money market index such as the London Interbank Offered Rate (LIBOR) or the Treasury bill rate.

INVESTMENTS IN THE BANKING INDUSTRY

    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will invest more than 25% of their total respective assets in obligations of U.S. and foreign banks and bank holding companies when the yield to maturity on these investments exceeds the yield to maturity on all other eligible portfolio investments for a period of five consecutive days when the NYSE is open for trading. The Feeder Portfolios that invest in the above Master Funds, the DFA One-Year Fixed Income Portfolio and DFA Two-Year Global Fixed Income Portfolio, each have the same policy. This policy can only be changed by a vote of shareholders. Investments in the Master Funds will not be considered investments in the banking industry so that a Feeder Portfolio may invest all or substantially all of its assets in its respective Master Fund. When investment in such obligations exceeds 25% of the total net assets of any of these Master Funds, such Master Fund will be considered to be concentrating its investments in the banking industry. As of the date of this prospectus, neither the One-Year Fixed Income Series nor the Two-Year Global Fixed Income Series are concentrating their investments in this industry.

    The types of bank and bank holding company obligations in which the One-Year Fixed Income Series and DFA Two-Year Global Fixed Income Series may invest include: dollar-denominated certificates of deposit, bankers' acceptances, commercial paper and other debt obligations issued in the United States and which mature within two years of the date of settlement, provided such obligations meet each Series' established credit rating criteria as stated under "Description of Investments." In addition, both Series are authorized to invest more than 25% of their total assets in Treasury bonds, bills and notes and obligations of federal agencies and instrumentalities.

PORTFOLIO STRATEGY

    The One-Year Fixed Income Series and Two-Year Global Fixed Income Series will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade commercial paper, certificates of deposit and corporate obligations. The holding period for assets of the Series will be chosen with a view to maximizing anticipated returns, net of trading costs.

    The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The rate of portfolio turnover will depend upon market and other conditions; it will not be a limiting factor when management believes that portfolio changes are appropriate. It is anticipated that the annual turnover rate of the Two-Year Global Fixed Income Series, could be 0% to 200%. While the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series acquire securities in principal transactions and, therefore, do not pay brokerage commissions, the spread between the bid and asked prices of a security may be considered to be a "cost" of trading. Such costs ordinarily increase with trading activity. However, as stated above, securities ordinarily will be sold when, in the Advisor's judgment, the monthly return of a Portfolio, the One-Year Fixed Income Series or the Two-Year Fixed Income Series will be increased as a result of portfolio transactions after taking into account the cost of trading. It is anticipated that securities will be acquired in the secondary markets for short term instruments.

    The DFA Five-Year Global Fixed Income Portfolio will be managed with a view to capturing maturity risk premiums. Ordinarily the Portfolio will invest primarily in obligations issued or guaranteed by foreign governments and their agencies and instrumentalities, obligations of other foreign issuers rated AA or better and supranational organizations. The Portfolio will own obligations issued or guaranteed by the U.S. government and its agencies and instrumentalities also. At times when, in the Advisor's judgement, eligible foreign securities do not offer maturity risk premiums that compare favorably with those offered by eligible U.S. securities, the Portfolio will be invested primarily in the latter securities.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO


    The investment objective of DFA Short-Term Municipal Bond Portfolio is to provide current income that is exempt from federal personal income taxes and to preserve investors' principal. The Portfolio will invest primarily in investment grade municipal securities. Municipal securities include bonds, notes, commercial paper and other instruments (including participation interests in such securities) issued by or on behalf of the states, territories and possessions of the United States (including the District of Columbia) and their political subdivisions, agencies and instrumentalities. The interest on the municipal securities purchased by the Portfolio, in the opinion of bond counsel for the issuers, is exempt from federal income tax (i.e., excludable from gross income for individuals for federal income tax purposes but not necessarily exempt from state or local taxes). As a fundamental investment policy, under normal market conditions, the Portfolio will invest at least 80% of its net assets in municipal securities that pay interest exempt from federal income tax. Generally, the Portfolio will acquire obligations that mature within three years from the date of settlement, but substantial investments may be made in obligations maturing up to ten years from the date of settlement when greater returns are available, and in variable rate demand notes with longer maturities. Under normal circumstances, the Portfolio will maintain a dollar-weighted average portfolio maturity of three years or less.


    Municipal securities are often issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as bridges, highways, housing, hospitals, mass transportation facilities, schools, streets and public utilities, such as water and sewer works. Municipal securities include private activity bonds, municipal leases, certificates of participation, municipal obligation components and municipal custody receipts.


    At least 75% of the assets of the DFA Short-Term Municipal Bond Portfolio will be invested in municipal securities that, at the time of purchase, are rated in the top three credit-rating categories (Aaa, Aa and A for Moody's or AAA, AA and A for S&P) with regard to investments in bonds, and rated MIG1, MIG2 or MIG3 by Moody's or SP-1 or SP-2 by S&P with regard to investments in notes. No more than 20% of the Portfolio's assets will be invested in municipal securities that, at the time of purchase, for bonds, are rated Baa (by Moody's) or BBB (by S&P), and for notes, are rated MIG4 by Moody's or SP-3 by S&P. The remaining 5% of the Portfolio's assets may be invested in securities with lower credit ratings or that are unrated.


    The DFA Short-Term Municipal Bond Portfolio may invest in private activity bonds. The interest from private activity bonds and the Portfolio's distribution of that interest may be a preference item for purposes of the federal alternative minimum tax ("AMT"). AMT is a special tax system designed to ensure that individuals pay at least some federal taxes. Certain tax-exempt bonds whose proceeds are used to fund private, for-profit organizations are subject to AMT.

    The DFA Short-Term Municipal Bond Portfolio may purchase certain municipal securities that are insured. The Portfolio may invest in municipal securities secured by mortgages on single-family homes and multi-family projects. The Portfolio may purchase tax-exempt municipal securities on a "when-issued" basis. With when-issued securities, the Portfolio agrees to purchase securities at a certain price, even if the market price of the securities at the time of delivery is higher or lower than the agreed-upon purchase price. The Portfolio may use bond (interest rate) futures and options contracts, credit swaps, interest rate swaps and other types of derivatives.

PORTFOLIO STRATEGY

    The DFA Short-Term Municipal Bond Portfolio will be managed with a view to capturing credit risk premiums and term or maturity premiums. The term "credit risk premium" means the anticipated incremental return on investment for holding obligations considered to have greater credit risk than direct obligations of the U.S. Treasury, and "maturity risk premium" means the anticipated incremental return on investment for holding securities having maturities of longer than one month compared to securities having a maturity of one month. The Advisor believes that credit risk premiums are available largely through investment in high grade municipal securities. The holding period for assets of the DFA Short-Term Municipal Portfolio will be chosen with a view to maximizing anticipated returns, net of trading costs.

                               PORTFOLIO TURNOVER

    The Enhanced U.S. Large Company and DFA Two-Year Global Fixed Income Portfolios engage in frequent trading of portfolio securities. A high portfolio turnover rate may have negative tax consequences to shareholders and may result in increased trading costs.

                     PORTFOLIO TRANSACTIONS--ALL PORTFOLIOS

    With respect to all Domestic and International Equity Portfolios and the Master Funds in which such Portfolios might invest, investments will generally be made in eligible securities on a market capitalization weighted basis. Securities will not be purchased or sold based on the prospects for the economy, the securities markets or the individual issuers whose shares are eligible for purchase. Securities which have depreciated in value since their acquisition will not be sold solely because prospects for the issuer are not considered attractive or due to an expected or realized decline in securities prices in general. Securities will not be sold to realize short-term profits, but when circumstances warrant, they may be sold without regard to the length of time held. Securities, including those eligible for purchase, may be disposed of, however, at any time when, in the Advisor's judgment, circumstances warrant their sale, including but not limited to tender offers, mergers and similar transactions, or bids made for block purchases at opportune prices. Generally, securities will be purchased with the expectation that they will be held for longer than one year and will be held until such time as they are no longer considered an appropriate holding in light of the investment policy of each Portfolio and Master Fund.

                                SECURITIES LOANS

    All of the Portfolios and Master Funds are authorized to lend securities to qualified brokers, dealers, banks and other financial institutions for the purpose of earning additional income, although inasmuch as the Feeder Portfolios will only hold shares of a corresponding Master Fund, these Portfolios do not intend to lend those shares. While a Portfolio or Master Fund may earn additional income from lending securities, such activity is incidental to the investment objective of a Portfolio or Master Fund. The value of securities loaned may not exceed 33 1/3% of the value of a Portfolio's or Master Fund's total assets. In connection with such loans, a Portfolio or Series will receive collateral consisting of cash or U.S. government securities, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. In addition, the Portfolios and Master Funds will be able to terminate the loan at any time and will receive reasonable interest on the loan, as well as amounts equal to any dividends, interest or other distributions on the loaned securities. In the event of the bankruptcy of the borrower, DFA Investment Dimensions Group, Inc., Dimensional Investment Group Inc. (each a "Fund" and collectively the "Funds"), Emerging Markets Value Fund or the Trust could experience delay in recovering the loaned securities. Management believes that this risk can be controlled through careful monitoring procedures.

                 DEVIATION FROM MARKET CAPITALIZATION WEIGHTING

    The portfolio structures of each Small Company Portfolio and Master Fund, the Large Cap International Portfolio, the DFA Real Estate Securities Portfolio, each Value Master Fund, the International Value Series and the DFA International Small Cap Value Portfolio involve market capitalization weighting. Deviation from strict market capitalization weighting may occur for several reasons. The Advisor may exclude the stock of a company that meets applicable market capitalization criterion if the Advisor determines in its best judgment that the purchase of such stock is inappropriate given other conditions. Deviation also will occur because the Advisor intends to purchase in round lots only. Furthermore, the Advisor may reduce the relative amount of any security held from the level of strict adherence to market capitalization weighting, in order to retain sufficient portfolio liquidity. A portion, but generally not in excess of 20% of assets, may be invested in interest bearing obligations, such as money market instruments, thereby causing further deviation from strict market capitalization weighting. A further deviation may occur due to investments in privately placed convertible debentures.

    Block purchases of eligible securities may be made at opportune prices even though such purchases exceed the number of shares which, at the time of purchase, strict adherence to the policy of market capitalization weighting would otherwise require. (The XM Value Series may purchase common stocks in the bottom 2.5% of total market capitalization at times when it is advantageous to do so.) In addition, securities eligible for purchase or otherwise represented in a portfolio may be acquired in exchange for the issuance of shares. (See "PURCHASE OF SHARES--In Kind Purchases.") While such transactions might cause a temporary deviation from market capitalization weighting, they would ordinarily be made in anticipation of further growth of assets.

    Changes in the composition and relative ranking (in terms of market capitalization) of the stocks which are eligible for purchase take place with every trade when the securities markets are open for trading due, primarily, to price fluctuations of such securities. On at least a semi-annual basis, the Advisor will prepare lists of companies whose stock is eligible for investment by a portfolio. Additional investments generally will not be made in securities which have changed in value sufficiently to be excluded from the Advisor's then current market capitalization requirement for eligible portfolio securities. This may result in further deviation from strict market capitalization weighting. Such deviation could be substantial if a significant amount of a portfolio's holdings change in value sufficiently to be excluded from the requirement for eligible securities, but not by a sufficient amount to warrant their sale.

                            MANAGEMENT OF THE FUNDS

    Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and to each Master Fund. As such, the Advisor is responsible for the management of their respective assets. Investment decisions for all non-feeder Portfolios and all Master Funds are made by the Investment Committee of the Advisor which meets on a regular basis and also as needed to consider investment issues. The Investment Committee is composed of certain officers and directors of the Advisor who are elected annually. The Advisor provides the Portfolios (except the Feeder Portfolios and International Small Company Portfolio) and the Master Funds and International Master Funds with a trading department and selects brokers and dealers to effect securities transactions. Securities transactions are placed with a view to obtaining best price and execution. The Advisor's address is 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401. For advisory fees that the Portfolios (other than DFA Short-Term Municipal Bond Portfolio) have incurred for the fiscal year ended November 30, 2001, see "ANNUAL FUND OPERATING EXPENSES."

    The Funds and the Master Funds bear all of their own costs and expenses, including: services of their independent certified public accountants, legal counsel, brokerage fees, commissions and transfer taxes in connection with the acquisition and disposition of portfolio securities, taxes, insurance premiums, costs incidental to meetings of their shareholders and directors or trustees, the cost of filing their registration statements under the federal securities laws and the cost of any filings required under state securities laws, reports to shareholders, and transfer and dividend disbursing agency, administrative services and custodian fees, except as provided in the Fee Waiver and Expense Assumption Agreements for certain Portfolios. Expenses allocable to a particular Portfolio or Master Fund are so allocated. The expenses of a Fund which are not allocable to a particular Portfolio are to be borne by each Portfolio of the Fund on the basis of its relative net assets. Similarly, the expenses of the Trust which are not allocable to a particular Series are to be borne by each Master Fund on the basis of its relative net assets.


    The Advisor was organized in May 1981 and is engaged in the business of providing investment management services to institutional investors. Assets under management total approximately $34 billion. The Advisor controls Dimensional Fund Advisors Ltd. ("DFAL") (see "Investment Services--United Kingdom and Continental Small Company Series") and DFA Australia Limited ("DFA Australia") (see "Investment Services--Japanese and Pacific Rim Small Company Series").

INVESTMENT SERVICES--JAPANESE AND PACIFIC RIM SMALL COMPANY SERIES

    Pursuant to Sub Advisory Agreements with the Advisor, DFA Australia,
Suite 2001, Level 20 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia, the successor to Dimensional Fund Advisors Asia Inc., has the authority and responsibility to select brokers and dealers to execute securities transactions for Japanese and Pacific Rim Small Company Series. DFA Australia's duties include the maintenance of a trading desk for each Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis, the Advisor reviews the holdings of the Japanese and Pacific Rim Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFA Australia. DFA Australia maintains and furnishes to the Advisor information and reports on Japanese and Pacific Rim small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by each Series.

INVESTMENT SERVICES--UNITED KINGDOM AND CONTINENTAL SMALL COMPANY SERIES

    Pursuant to Sub-Advisory Agreements with the Advisor, DFAL, 100 Pall Mall, London, SW1Y 5NQ, England, a company that is organized under the laws of England, has the authority and responsibility to select brokers or dealers to execute securities transactions for United Kingdom and Continental Small Company Series. DFAL's duties include the maintenance of a trading desk for the Series and the determination of the best and most efficient means of executing securities transactions. On at least a semiannual basis the Advisor reviews the holdings of United Kingdom and Continental Small Company Series and reviews the trading process and the execution of securities transactions. The Advisor is responsible for determining those securities which are eligible for purchase and sale by these Series and may delegate this task, subject to its own review, to DFAL. DFAL maintains and furnishes to the Advisor information and reports on United Kingdom and European small companies, including its recommendations of securities to be added to the securities that are eligible for purchase by the Series. DFAL is a member of the Financial Services Authority ("FSA"), a self-regulatory organization for investment managers operating under the laws of England.

CONSULTING SERVICES--LARGE CAP INTERNATIONAL PORTFOLIO, DFA INTERNATIONAL VALUE
  SERIES, DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO, EMERGING MARKETS SERIES, EMERGING MARKETS SMALL CAP SERIES AND DIMENSIONAL EMERGING MARKETS VALUE FUND

    The Advisor has entered into a Consulting Services Agreement with DFAL and DFA Australia, respectively. Pursuant to the terms of each Consulting Services Agreement, DFAL and DFA Australia provide certain trading and administrative services to the Advisor with respect to DFA International Small Cap Value Portfolio, Large Cap International Portfolio, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund.

                DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES

    In general, the policy of the Domestic and International Equity Portfolios, except U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, and DFA International Value Portfolio is to distribute substantially all of their net investment income together with any net realized capital gains in December of each year. Dividends from net investment income of U.S. Large Company Portfolio, Enhanced U.S. Large Company Portfolio, U.S. Large Cap Value Portfolio, and DFA International Value Portfolio are distributed quarterly (on a calendar basis) and any net realized capital gains are distributed annually after November 30. Net investment income, which is accrued daily, will be distributed monthly (except for January) by DFA One-Year Fixed Income Portfolio and DFA Short-Term Municipal Bond Portfolio, quarterly by DFA Intermediate Government Fixed Income, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios, and semi-annually by DFA

Five-Year Government Portfolio. Any net realized capital gains of the Fixed Income Portfolios will be distributed annually after the end of the fiscal year.

    Shareholders of each of the Portfolios will automatically receive all income dividends and capital gains distributions in additional shares of the Portfolio whose shares they hold at net asset value (as of the business date following the dividend record date), unless as to U.S. Micro Cap Portfolio, U.S. Small Cap Portfolio, the Fixed Income Portfolios, DFA Real Estate Securities Portfolio, U.S. Large Company Portfolio and the U.S. Value Portfolios upon written notice to the Advisor, the shareholder selects one of the options listed below. While shareholders of the Large Cap International Portfolio and Enhanced U.S. Large Company Portfolio will automatically receive all capital gains distributions in additional shares of the respective Portfolio, upon written notice to Advisor, and completion of account information, they may receive all income dividends in cash.

       Income Option--to receive income dividends in cash and capital gains distributions in additional shares at net asset value.

       Capital Gains Option--to receive capital gains distributions in cash and income dividends in additional shares at net asset value.

       Cash Option--to receive both income dividends and capital gains distributions in cash.

                                                                                 INCOME DIVIDEND   CAPITAL GAINS
    PORTFOLIO/MASTER FUND       YEARLY    SEMI-ANNUALLY   QUARTERLY   MONTHLY      CASH OPTION      CASH OPTION
DOMESTIC EQUITY
U.S. Large Company                                            X                        Yes              Yes
Enhanced U.S. Large Company                                   X                        Yes               No
U.S. Large Cap Value                                          X                        Yes              Yes
U.S. Small XM Value               X                                                    Yes              Yes
U.S. Small Cap Value              X                                                    Yes              Yes
U.S. Small Cap                    X                                                    Yes              Yes
U.S. Micro Cap                    X                                                    Yes              Yes
DFA Real Estate Securities        X                                                    Yes              Yes
INTERNATIONAL EQUITY
Large Cap International           X                                                    Yes               No
DFA International Value                                       X                         No               No
International Small Company       X                                                     No               No
Japanese Small Company            X                                                     No               No
Pacific Rim Small Company         X                                                     No               No
United Kingdom Small Company      X                                                     No               No
Continental Small Company         X                                                     No               No
DFA International Small Cap
  Value                           X                                                     No               No
Emerging Markets                  X                                                     No               No
Emerging Markets Value            X                                                     No               No
Emerging Markets Small Cap        X                                                     No               No
FIXED INCOME
DFA One-Year Fixed Income*                                               X             Yes              Yes
DFA Two-Year Global Fixed
  Income                                                      X                        Yes              Yes
DFA Five-Year Government                        X                                      Yes              Yes
DFA Five-Year Global Fixed
  Income                                                      X                        Yes              Yes
DFA Intermediate Government
  Fixed Income                                                X                        Yes              Yes
DFA Short-Term Municipal Bond
  Portfolio*                                                             X             Yes              Yes

*   Net investment income will be distributed each month, except January.

    Certain investments by the Portfolios (or their corresponding Master Fund) may be subject to special rules which may affect the amount, character and timing of the income to the investing entity. Some of these rules are referenced in the statement of additional information. Specifically, prospective investors should consult the statement of additional information for further information regarding the extent to which distributions from a Portfolio may be eligible for the dividends received deduction.

    Whether paid in cash or additional shares and regardless of the length of time a Portfolio's shares have been owned by shareholders who are subject to U.S. federal income taxes, distributions from long-term capital gains are taxable as such. Dividends from net investment income or net short-term capital gains will be taxable as ordinary income, whether received in cash or in additional shares. For those investors subject to tax, if purchases of shares of a Portfolio are made shortly before the record date for a dividend or capital gains distribution, a portion of the investment will be returned as a taxable distribution. Shareholders are notified annually by the Funds as to the U.S. federal tax status of dividends and distributions paid by the Portfolio whose shares they own.

    Certain Portfolios may be subject to foreign withholding taxes on income from foreign securities. For the Portfolios that invest their assets in Master Funds that hold foreign securities and are organized as partnerships for federal income tax purposes (including the Japanese Small Company Portfolio, the Pacific Rim Small Company Portfolio, the United Kingdom Small Company Portfolio, the Continental Small Company Portfolio, and the various Emerging Markets Portfolios and Non-Feeder Portfolios), if more than 50% in value of the total assets of the Portfolio is invested in securities of foreign corporations, the Portfolio may elect to pass through to its shareholders their pro rata share of foreign income taxes paid by the Portfolio. If this election is made, shareholders will be required to include in their gross income their pro rata share of these foreign taxes paid by the Portfolio, and will be entitled either to deduct (as an itemized deduction in the case of individuals) their share of such foreign taxes in computing their taxable income or to claim a credit for such taxes against their U.S. federal income tax, subject to certain limitations under the Code. The other Portfolios that invest their assets in Master Funds organized as corporations will not be permitted to pass through a credit or deduction for foreign withholding taxes that they pay.

    In the case of the DFA Short-Term Municipal Bond Portfolio, most Portfolio distributions will consist of exempt-interest dividends (dividends paid from interest earned on municipal securities). Because of this tax exemption, the Portfolio may not be a suitable investment for retirement plans and other tax-exempt investors.

    In general, exempt-interest dividends are exempt from regular federal income tax. Exempt-interest dividends from interest earned on municipal securities of a state, or its political subdivisions, generally are also exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.

    Exempt-interest dividends are taken into account when determining the taxable portion of a shareholder's social security or railroad retirement benefits. The DFA Short-Term Municipal Bond Portfolio may invest a portion of its assets in private activity bonds. The income from these bonds is a tax preference item when determining a shareholder's alternative minimum tax.

    The DFA Short-Term Municipal Bond Portfolio may invest a portion of its assets in securities that pay income that is not tax-exempt. The Portfolio may also distribute to shareholders any market discount and net short-term capital gains from the sale of its portfolio securities. If a shareholder is a taxable investor, distributions by the Portfolio from this income are taxable to the shareholder as ordinary income.

    The DFA Short-Term Municipal Bond Portfolio may also realize net long-term capital gains and distribute these gains to shareholders as capital gain distributions. These distributions will be taxable to shareholders as long-term capital gains no matter how long shareholders have owned their shares.

    Dividends which are declared in October, November or December to shareholders of record in such a month, but which, for operational reasons, may not be paid to the shareholder until the following January, will be treated for U.S. federal income tax purposes as if paid by the Portfolio and received by the shareholder on December 31 of the calendar year in which they are declared.

    The sale of shares of a Portfolio is a taxable event and may result in a capital gain or loss to shareholders who are subject to tax. Capital gain or loss may be realized from an ordinary redemption of shares or an exchange of shares between two Portfolios. Any loss incurred on sale or exchange of a Portfolio's shares, held for six months or less, will be treated as a long-term capital loss to the extent of capital gain dividends received with respect to such shares.

    In addition to federal taxes, shareholders may be subject to state and local taxes on distributions and on sales of shares of a Portfolio. Distributions of interest income and capital gains realized from certain types of U.S. government securities may be exempt from state personal income taxes.

    A Portfolio is required to withhold 30% of taxable dividends, capital gains distributions, and redemption proceeds paid to shareholders who have not complied with IRS rules concerning taxpayer identification numbers. You may avoid this withholding requirement by providing and certifying on the account registration form your correct Taxpayer Identification Number and by certifying that you are not subject to backup withholding and are a U.S. person. Non-U.S. investors may be subject to U.S. withholding or estate tax, and are subject to special U.S. tax certification requirements.

    The tax discussion set forth above is included for general information only. Prospective investors should consult the statement of additional information. Prospective investors should also consult their own tax advisers concerning the federal, state, local or foreign tax consequences of an investment in a Portfolio.

                               PURCHASE OF SHARES

CASH PURCHASES

    Investors may purchase shares of any Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment. All investments are subject to approval of the Advisor, and all investors must complete and submit the necessary account registration forms in good order. The Funds reserve the right to reject any initial or additional investment and to suspend the offering of shares of any Portfolio.

    "Good order" with respect to the purchase of shares means that (1) a fully completed and properly signed Account Registration Form and any additional supporting legal documentation required by the Advisor has been received in legible form and (2) the Advisor has been notified of the purchase by telephone and, if the Advisor so requests, also in writing, no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST) on the day of the purchase. If an order to purchase shares must be canceled due to nonpayment, the purchaser will be responsible for any loss incurred by a Fund arising out of such cancellation. To recover any such loss, the Funds reserve the right to redeem shares owned by any purchaser whose order is canceled, and such purchaser may be prohibited or restricted in the manner of placing further orders.

    Investors having an account with a bank that is a member or a correspondent of a member of the Federal Reserve System may purchase shares by first calling the Advisor at (310) 395-8005 to notify the Advisor of the proposed investment, then requesting the bank to transmit immediately available funds (federal funds) by wire to PNC Bank, N.A. for the account of DFA Investment Dimensions Group Inc. (specify Portfolio) or, with regard to purchases of the DFA International Value Portfolio, for the account of Dimensional Investment Group Inc. (DFA International Value Portfolio). Additional investments also may be made through the wire procedure by first notifying the Advisor. Investors who wish to purchase shares of any Portfolio (other than the DFA International Value Portfolio) by check should send their check to DFA Investment Dimensions Group Inc., c/o PFPC Inc., 400 Bellevue Parkway, Wilmington,

Delaware 19809. To purchase shares of the DFA International Value Portfolio investors should send their check to Dimensional Investment Group Inc., c/o PFPC Inc., at the above address.

    Payment of the total amount due should be made in U.S. dollars. However, subject to approval by the Advisor, payment may be made in any freely convertible currency and the necessary foreign exchange transactions will be arranged on behalf of, and at the expense of, the applicant. Applicants settling in any currency other than U.S. dollars are advised that a delay in processing a purchase or redemption may occur to allow for currency conversion.

    Shares may also be purchased and sold by individuals through securities firms which may charge a service fee or commission for such transactions. No such fee or commission is charged on shares which are purchased or redeemed directly from the Funds. Investors who are clients of investment advisory organizations may also be subject to investment advisory fees under their own arrangements with such organizations.

IN-KIND PURCHASES

    If accepted by the Funds, shares of the Portfolios may be purchased in exchange for securities which are eligible for acquisition by the Portfolios (or their corresponding Master Funds) or otherwise represented in their portfolios as described in this prospectus or in exchange for local currencies in which such securities of the International Equity Portfolios, the International Value Series, Enhanced U.S. Large Company Series, DFA Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are denominated. Securities and local currencies accepted by the Funds for exchange and Fund shares to be issued in the exchange will be valued as set forth under "VALUATION OF SHARES" at the time of the next determination of net asset value after such acceptance. All dividends, interest, subscription, or other rights pertaining to such securities shall become the property of the Portfolio whose shares are being acquired and must be delivered to the Fund by the investor upon receipt from the issuer. Investors who desire to purchase shares of the International Equity Portfolios, DFA Two-Year Global Fixed Income Portfolio or DFA Five-Year Global Fixed Income Portfolio with local currencies should first contact the Advisor for wire instructions.

    The Funds will not accept securities in exchange for shares of a Portfolio unless: (1) such securities are, at the time of the exchange, eligible to be included, or otherwise represented, in the Portfolio whose shares are to be issued (or in its corresponding Master Fund) and current market quotations are readily available for such securities; (2) the investor represents and agrees that all securities offered to be exchanged are not subject to any restrictions upon their sale by the Portfolio under the Securities Act of 1933 or under the laws of the country in which the principal market for such securities exists, or otherwise; and (3) at the discretion of the respective Fund, the value of any such security (except U.S. Government securities) being exchanged together with other securities of the same issuer owned by the Portfolio or Master Fund may not exceed 5% of the net assets of the Portfolio or Master Fund immediately after the transaction, however, this last limitation does not apply to DFA Five-Year Global Fixed Income Portfolio or the International Small Company Portfolio. The Funds will accept such securities for investment and not for resale.

    A gain or loss for federal income tax purposes will generally be realized by investors who are subject to federal taxation upon the exchange depending upon the cost of the securities or local currency exchanged. Investors interested in such exchanges should contact the Advisor. Purchases of shares will be made in full and fractional shares calculated to three decimal places. In the interest of economy and convenience, certificates for shares will not be issued.

                              VALUATION OF SHARES

NET ASSET VALUE


    The net asset value per share of each Portfolio and corresponding Master Fund is calculated after the close of the NYSE (normally, 1:00 p.m. PST) by dividing the total market value of the Portfolio's investments and other assets, less any liabilities, by the total outstanding shares of the stock of the respective Portfolio or Master Fund. The value of the shares of each Non-Feeder Portfolio will fluctuate in relation to its own investment experience. The value of the shares of the Feeder Portfolios and International Small Company Portfolio will fluctuate in relation to the investment experience of the Master Funds in which such Portfolios invest. Securities held by the Portfolios and Master Funds will be valued in accordance with applicable laws and procedures adopted by the Board of Directors or Trustees, and generally, as described below. Securities held by the Portfolios and the Master Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day or, if there is no such reported sale, the U.S. Micro Cap Series, the U.S. Small Cap Series, the U.S. Large Company Series, DFA Real Estate Securities Portfolio, the Value Master Funds, DFA International Value Series, Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund value such securities at the mean between the most recent quoted bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Securities issued by open-end investment companies, such as the Master Funds, are valued using their respective net asset values for purchase orders placed at the close of the NYSE. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. To the extent that a Master Fund holds large numbers of securities, it is likely that it will have a larger number of securities that may be deemed illiquid and therefore must be valued pursuant to special procedures adopted by the Board of Trustees, than would a fund that holds a smaller number of securities. The Small Cap Series and Micro Cap Series are more likely to hold illiquid securities than would a fund that invests in larger capitalization companies. The value of other assets and securities for which no quotations are readily available (including restricted securities) are determined in good faith at fair value in accordance with procedures adopted by the Board of Directors or Trustees, as the case may be. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Investment Committee of the Advisor) occur before the net asset value is calculated. When fair value pricing is used, the prices of securities used by the Portfolios and the Master Funds may differ from quoted or published prices for the same securities. The net asset values per share of the International Equity Portfolios (in respect to those Portfolios that are Feeder Portfolios and International Small Company Portfolio, the Master Funds), DFA International Value Series, Two-Year Global Fixed Income Series and DFA Five-Year Global Fixed Income Portfolio are expressed in U.S. dollars by translating the net assets of each Portfolio, or Master Fund using the mean between the most recent bid and asked prices for the dollar as quoted by generally recognized reliable sources. NOTE: The time at which transactions and shares are priced may be changed in case of an emergency or if the NYSE closes at a time other than 1:00 p.m. PST.


    Provided that the transfer agent has received the investor's Account Registration Form in good order and the custodian has received the investor's payment, shares of the Portfolio selected will be priced at the public offering price calculated next after receipt of the investor's funds by the custodian. The transfer agent or the Funds may from time to time appoint a sub-transfer agent for the receipt of purchase orders and funds from certain investors. With respect to such investors, the shares of the Portfolio selected will be priced at the public offering price calculated after receipt of the purchase order by the sub-transfer agent. The only difference between a normal purchase and a purchase through a sub-transfer agent is that if the investor buys shares through a sub-transfer agent, the purchase price will be the public offering price next calculated after the sub-transfer agent receives the order, rather than on the day the custodian receives the investor's payment (provided that the sub-transfer agent has received the investor's purchase order in good order). The value of the shares of the Fixed Income Portfolios, the One-Year Fixed Income Series and

Two-Year Global Fixed Income Series will tend to fluctuate with interest rates because, unlike money market funds, these Portfolios and the Series do not seek to stabilize the value of their respective shares by use of the "amortized cost" method of asset valuation. Net asset value includes interest on fixed income securities which is accrued daily. Securities which are traded OTC and on a stock exchange will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities this ordinarily will be the OTC market. Securities held by the Fixed Income Portfolios, the One-Year Fixed Income Series and Two-Year Global Fixed Income Series may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the current market value of such securities. Other assets and securities for which quotations are not readily available will be valued in good faith at fair value using methods determined by the Board of Directors or Trustees, as the case may be.

    Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. The values of foreign securities held by those Portfolios and Master Funds that invest in such securities are determined as of such times for the purpose of computing the net asset values of the Portfolios and Master Funds. If events which materially affect the value of the investments of a Portfolio or Master Fund occur subsequent to the close of the securities market on which such securities are primarily traded, the investments affected thereby will be valued at "fair value" as described above. Since the International Equity Portfolios and Master Funds own securities that are primarily listed on foreign exchanges which may trade on days when the Portfolios and Master Funds do not price their shares, the net asset value of an International Equity Portfolio may change on days when shareholders will not be able to purchase or redeem shares.

    Most Portfolios and Master Funds generally calculate their net asset values per share and accept purchase and redemption orders on days that the NYSE is open for trading. The Japanese Small Company Portfolio, U.K. Small Company Portfolio and Continental Small Company Portfolio are each closed on days that the foreign securities exchange(s) on which its portfolio securities are principally traded are closed. Purchase and redemption orders for shares of such Portfolio or Master Fund will not be accepted on those days.

    Certain of the securities holdings of the Emerging Markets Series, Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund in Approved Markets may be subject to tax, investment and currency repatriation regulations of the Approved Markets that could have a material effect on the valuation of the securities. For example, such Master Funds might be subject to different levels of taxation on current income and realized gains depending upon the holding period of the securities. In general, a longer holding period (e.g., 5 years) may result in the imposition of lower tax rates than a shorter holding period (e.g., 1 year). The Master Funds may also be subject to certain contractual arrangements with investment authorities in an Approved Market which require a Master Fund to maintain minimum holding periods or to limit the extent of repatriation of income and realized gains. As a result, the valuation of particular securities at any one time may depend materially upon the assumptions that a Master Fund makes at that time concerning the anticipated holding period for the securities. Absent special circumstances as determined by the Board of Directors or Trustees of the Master Fund, it is presently intended that the valuation of such securities will be based upon the assumption that they will be held for at least the amount of time necessary to avoid higher tax rates or penalties and currency repatriation restrictions. However, the use of such valuation standards will not prevent the Master Funds from selling such securities in a shorter period of time if the Advisor considers the earlier sale to be a more prudent course of action. Revision in valuation of those securities will be made at the time of the transaction to reflect the actual sales proceeds inuring to the Master Fund.

    Futures contracts are valued using the settlement price established each day on the exchange on which they are traded. The value of such futures contracts held by a Portfolio or Master Fund are determined each day as of such close.

PUBLIC OFFERING PRICE

    The public offering price of shares of each Portfolio is the net asset value of the shares next determined after the receipt of the investor's funds by the custodian, provided that an Account Registration Form in good order has been received by the transfer agent. No reimbursement fee or sales charge is imposed on purchases.

                               EXCHANGE OF SHARES

Investors may exchange shares of one Portfolio for those of another Portfolio by first contacting the Advisor at (310) 395-8005 to notify the Advisor of the proposed exchange and then completing a letter of instruction and mailing it to:
DFA Investment Dimensions Group Inc. or, in the case of the DFA International Value Portfolio, to Dimensional Investment Group Inc., as follows:

                            Attn: Client Operations
                         1299 Ocean Avenue, 11th Floor
                             Santa Monica, CA 90401

    The minimum amount for an exchange is $100,000. Exchanges are accepted into or from any of the Portfolios offered in this prospectus. There is no fee imposed on an exchange. However, the Funds reserve the right to impose an administrative fee in order to cover the costs incurred in processing an exchange. Any such fee will be disclosed in the prospectus. An exchange is treated as a redemption and a purchase. Therefore, an investor could realize a taxable gain or a loss on the transaction. The Funds reserve the right to revise or terminate the exchange privilege, waive the minimum amount requirement, limit the amount of or reject any exchange, as deemed necessary, at any time.

    Investors in any Portfolio eligible for the exchange privilege also may exchange all or part of their Portfolio shares into certain other portfolios of Dimensional Investment Group Inc., subject to the minimum purchase requirement set forth in the applicable portfolio's prospectus. Investors may contact the Advisor at the above-listed phone number for more information on such exchanges and to request a copy of the prospectuses of other portfolios of Dimensional Investment Group Inc.

    The exchange privilege is not intended to afford shareholders a way to speculate on short-term movements in the markets. Accordingly, in order to prevent excessive use of the exchange privilege that may potentially disrupt the management of the Portfolios or otherwise adversely affect the Funds, any proposed exchange will be subject to the approval of the Advisor. Such approval will depend on: (i) the size of the proposed exchange; (ii) the prior number of exchanges by that shareholder; (iii) the nature of the underlying securities and the cash position of the Portfolios involved in the proposed exchange; (iv) the transaction costs involved in processing the exchange; and (v) the total number of redemptions by exchange already made out of a Portfolio. Excessive use of the exchange privilege is defined as any pattern of exchanges among portfolios by an investor that evidences market timing.

    The redemption and purchase prices of shares redeemed and purchased by exchange, respectively, are the net asset values next determined after the Advisor has received a letter of instruction in good order. "Good order" means a completed letter of instruction specifying the dollar amount to be exchanged, signed by all registered owners of the shares; and if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an "eligible guarantor institution." Such institutions generally include national or state banks, savings associations, savings and loan associations, trust companies, savings banks, credit unions and members of a recognized stock exchange. Exchanges will be accepted only if stock certificates have not been issued and the shares of the Portfolio being acquired are registered in the investor's state of residence.

                              REDEMPTION OF SHARES

REDEMPTION PROCEDURE

    Investors who desire to redeem shares of a Portfolio must first contact the Advisor at (310) 395-8005. Each Portfolio will redeem shares at the net asset value of such shares next determined, either: (1) where stock certificates have not been issued, after receipt of a written request for redemption in good order, by the transfer agent or (2) if stock certificates have been issued, after receipt of the stock certificates in good order at the office of the transfer agent. "Good order" means that the request to redeem shares must include all necessary documentation, to be received in writing by the Advisor no later than the close of regular trading on the NYSE (ordinarily 1:00 p.m. PST), including but not limited to: the stock certificate(s), if issued; a letter of instruction or a stock assignment specifying the number of shares or dollar amount to be redeemed, signed by all registered owners (or authorized representatives thereof) of the shares; and, if a Fund does not have on file the authorized signatures for the account, proof of authority and a guarantee of the signature of each registered owner by an eligible guarantor institution; and any other required supporting legal documents. A signature guarantee may be obtained from a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion (STAMP), Stock Exchanges Medallion Program
(SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (MSP). Signature guarantees which are not a part of these programs will not be accepted.

    Shareholders redeeming shares for which certificates have not been issued, who have authorized redemption payment by wire in writing, may request that redemption proceeds be paid in federal funds wired to the bank they have designated in writing. The Funds reserve the right to send redemption proceeds by check in their discretion; a shareholder may request overnight delivery of such check at the shareholder's own expense. If the proceeds are wired to the shareholder's account at a bank which is not a member of the Federal Reserve System, there could be a delay in crediting the funds to the shareholder's bank account. The Funds reserve the right at any time to suspend or terminate the redemption by wire procedure after prior notification to shareholders. No fee is charged for redemptions. The redemption of all shares in an account will result in the account being closed. A new Account Registration Form will be required for future investments. (See "PURCHASE OF SHARES.") In the interests of economy and convenience, certificates for shares are not issued.

    Although the redemption payments will ordinarily be made within seven days after receipt, payment to investors redeeming shares which were purchased by check will not be made until the Funds can verify that the payments for the purchase have been, or will be, collected, which may take up to fifteen days or more. Investors may avoid this delay by submitting a certified check along with the purchase order.

REDEMPTION OF SMALL ACCOUNTS

    With respect to each Portfolio, the Funds reserve the right to redeem a shareholder's account if the value of the shares in a specific Portfolio is $500 or less because of redemptions by the shareholder. Before a Fund involuntarily redeems shares from such an account and sends the proceeds to the stockholder, the Fund will give written notice of the redemption to the stockholder at least sixty days in advance of the redemption date. The stockholder will then have sixty days from the date of the notice to make an additional investment in order to bring the value of the shares in the account for a specific Portfolio to more than $500 and avoid such involuntary redemption. The redemption price to be paid to a stockholder for shares redeemed by a Fund under this right will be the aggregate net asset value of the shares in the account at the close of business on the redemption date.

IN-KIND REDEMPTIONS

    When in the best interests of a Feeder Portfolio, the Feeder Portfolio may make a redemption payment, in whole or in part, by a distribution of portfolio securities that the Feeder Portfolio receives from the Master Fund in lieu of cash. A Portfolio that is not a Feeder Portfolio may also make a redemption payment, in whole or in part, by a distribution of Portfolio securities in lieu of cash, when in the best interests of the Portfolio. Such distributions will be made in accordance with the federal securities laws and regulations governing mutual funds. Investors may incur brokerage charges and other transaction costs selling securities that were received in payment of redemptions. The International Equity, DFA Two-Year Global Fixed Income and DFA Five-Year Global Fixed Income Portfolios reserve the right to redeem their shares in the currencies in which their investments (and, in respect of the Feeder Portfolios and International Small Company Portfolio, the currencies in which the corresponding Master Funds' investments) are denominated. Investors may incur charges in converting such securities to dollars and the value of the securities may be affected by currency exchange fluctuations.

                             THE FEEDER PORTFOLIOS

    Other institutional investors, including other mutual funds, may invest in each Master Fund, and the expenses of such other funds and, correspondingly, their returns may differ from those of the Feeder Portfolios. Please contact The DFA Investment Trust Company and the Dimensional Emerging Markets Value Fund Inc. at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, (310) 395-8005 for information about the availability of investing in a Master Fund other than through a Feeder Portfolio.

    The aggregate amount of expenses for a Feeder Portfolio and the corresponding Master Fund may be greater than it would be if the Portfolio were to invest directly in the securities held by the corresponding Master Fund. However, the total expense ratios for the Feeder Portfolios and the Master Funds are expected to be less over time than such ratios would be if the Portfolios were to invest directly in the underlying securities. This arrangement enables various institutional investors, including the Feeder Portfolios, to pool their assets, which may be expected to result in economies by spreading certain fixed costs over a larger asset base. Each shareholder in a Master Fund, including a Feeder Portfolio, will pay its proportionate share of the expenses of that Master Fund. By investing in shares of the International Master Funds, International Small Company Portfolio will indirectly bear its pro rata share of the operating expenses, management expenses and brokerage costs of such Master Fund, as well as the expense of operating the Portfolio.

    The shares of the Master Funds will be offered to institutional investors for the purpose of increasing the funds available for investment, to reduce expenses as a percentage of total assets and to achieve other economies that might be available at higher asset levels. Investment in a Master Fund by other institutional investors offers potential benefits to the Master Funds, and through their investment in the Master Funds, the Feeder Portfolios also. However, such economies and expense reductions might not be achieved, and additional investment opportunities, such as increased diversification, might not be available if other institutions do not invest in the Master Funds. Also, if an institutional investor were to redeem its interest in a Master Fund, the remaining investors in that Master Fund could experience higher pro rata operating expenses, thereby producing lower returns, and the Master Fund's security holdings may become less diverse, resulting in increased risk. Institutional investors that have a greater pro rata ownership interest in a Master Fund than the corresponding Feeder Portfolio could have effective voting control over the operation of the Master Fund.

    If the Board of Directors of the relevant Fund determines that it is in the best interest of a Feeder Portfolio, the Feeder Portfolio may withdraw its investment in a Master Fund at any time. Upon any such withdrawal, the Board would consider what action the Portfolio might take, including either seeking to invest its assets in another registered investment company with the same investment objective as the Portfolio, which might not be possible, or retaining an investment advisor to manage the Portfolio's assets in accordance with its own investment objective, possibly at increased cost. Shareholders of a Feeder Portfolio will receive written notice thirty days prior to the effective date of any change in the investment objective of its corresponding Master Fund. A withdrawal by a Feeder Portfolio of its investment in the corresponding Master Fund could result in a distribution in kind of portfolio securities (as opposed to a cash distribution) to the Portfolio. Should such a distribution occur, the Portfolio could incur brokerage fees or other transaction costs in converting such securities to cash in order to pay redemptions. In addition, a distribution in kind to the Portfolio could result in a less diversified portfolio of investments and could affect adversely the liquidity of the Portfolio. Moreover, a distribution in kind by the Master Fund corresponding to the U.S. Small Cap, U.S. Micro Cap, Enhanced U.S. Large Company, DFA One-Year Fixed Income, DFA Two-Year Global Fixed Income, U.S. Small XM Value, U.S. Small Cap Value, U.S. Large Cap Value, DFA International Value and Emerging Markets Value Portfolios may constitute a taxable exchange for federal income tax purposes resulting in gain or loss to such Portfolios. Any net capital gains so realized will be distributed to such a Portfolio's shareholders as described in "DIVIDENDS, CAPITAL GAINS DISTRIBUTIONS AND TAXES."

                              FINANCIAL HIGHLIGHTS

    The Financial Highlights table is meant to help you understand each Portfolio's financial performance for the past 5 years or, if shorter, the period of that Portfolio's operations, as indicated by the table. The total returns in the table represent the rate that you would have earned (or lost) on an investment in the Portfolio, assuming reinvestment of all dividends and distributions. The information for each of the fiscal years has been audited by PricewaterhouseCoopers LLP, whose report, along with the Portfolios' financial statements (other than the DFA Short-Term Municipal Bond Portfolio) is included in the annual reports. Further information about each Portfolio's performance is contained in the annual reports which are available upon request. No annual report exists for the DFA Short-Term Municipal Bond Portfolio since it has not yet begun operations, therefore no financial performance is included for this Portfolio.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       U.S. LARGE COMPANY PORTFOLIO
                                                  ----------------------------------------------------------------------
                                                    YEAR            YEAR            YEAR           YEAR           YEAR
                                                   ENDED           ENDED           ENDED          ENDED          ENDED
                                                  NOV. 30,        NOV. 30,        NOV. 30,       NOV. 30,       NOV. 30,
                                                    2001            2000            1999           1998           1997
                                                  --------       ----------       --------       --------       --------
Net Asset Value, Beginning of Period............  $  38.70       $    41.08       $  34.61       $  28.48       $  22.73
                                                  --------       ----------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................      0.42             0.43           0.45           0.43           0.42
Net Gains (Losses) on Securities (Realized and
  Unrealized)...................................     (5.19)           (2.16)          6.67           6.20           5.89
                                                  --------       ----------       --------       --------       --------
Total From Investment Operations................     (4.77)           (1.73)          7.12           6.63           6.31
                                                  --------       ----------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...........................     (0.42)           (0.40)         (0.48)         (0.43)         (0.43)
Net Realized Gains..............................        --            (0.25)         (0.17)         (0.07)         (0.13)
                                                  --------       ----------       --------       --------       --------
Total Distributions.............................     (0.42)           (0.65)         (0.65)         (0.50)         (0.56)
                                                  --------       ----------       --------       --------       --------
Net Asset Value, End of Period..................  $  33.51       $    38.70       $  41.08       $  34.61       $  28.48
                                                  ========       ==========       ========       ========       ========
Total Return....................................    (12.41)%          (4.33)%        20.76%         23.56%         28.26%
                                                  --------       ----------       --------       --------       --------
Net Assets, End of Period (thousands)...........  $851,921       $1,037,593       $896,404       $549,962       $343,537
Ratio of Expenses to Average Net Assets*........      0.15%            0.15%          0.15%          0.15%          0.15%
Ratio of Expenses to Average Net Assets
  (Excluding Waivers and Assumption of
  Expenses)*....................................      0.30%            0.32%          0.31%          0.32%          0.35%
Ratio of Net Investment Income to Average Net
  Assets........................................      1.16%            1.02%          1.18%          1.39%          1.66%
Ratio of Net Investment Income to Average Net
  Assets (Excluding Waivers and Assumption of
  Expenses).....................................      1.01%            0.85%          1.02%          1.21%          1.46%
Portfolio Turnover Rate.........................       N/A              N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...         8%               8%             4%             9%             4%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                   ENHANCED U.S.
                                                                              LARGE COMPANY PORTFOLIO
                                                        --------------------------------------------------------------------
                                                          YEAR           YEAR           YEAR           YEAR           YEAR
                                                         ENDED          ENDED          ENDED          ENDED          ENDED
                                                        NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                          2001           2000           1999           1998           1997
                                                        --------       --------       --------       --------       --------
Net Asset Value, Beginning of Period................    $ 11.91        $ 15.12        $  14.27       $ 13.61        $ 11.83
                                                        -------        -------        --------       -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)........................       0.06           1.46            1.54          0.63           0.54
Net Gains (Losses) on Securities (Realized and
  Unrealized).......................................      (1.27)         (2.00)           1.12          2.15           2.40
                                                        -------        -------        --------       -------        -------
Total From Investment Operations....................      (1.21)         (0.54)           2.66          2.78           2.94
                                                        -------        -------        --------       -------        -------
LESS DISTRIBUTIONS
Net Investment Income...............................      (0.68)         (1.26)          (1.14)        (0.72)         (0.55)
Net Realized Gains..................................      (0.75)         (1.41)          (0.67)        (1.40)         (0.61)
Tax Return of Capital...............................      (0.36)            --              --            --             --
                                                        -------        -------        --------       -------        -------
Total Distributions.................................      (1.79)         (2.67)          (1.81)        (2.12)         (1.16)
                                                        -------        -------        --------       -------        -------
Net Asset Value, End of Period......................    $  8.91        $ 11.91        $  15.12       $ 14.27        $ 13.61
                                                        =======        =======        ========       =======        =======
Total Return........................................     (11.90)%        (4.84)%         20.31%        23.73%         27.22%
                                                        -------        -------        --------       -------        -------
Net Assets, End of Period (thousands)...............    $90,780        $89,878        $102,200       $61,536        $47,642
Ratio of Expenses to Average Net Assets*............       0.39%          0.40%           0.40%         0.45%          0.52%
Ratio of Expenses to Average Net Assets (Excluding
  Waivers and Assumption of Expenses)*..............       0.39%          0.40%           0.40%         0.46%          0.54%
Ratio of Net Investment Income to Average Net
  Assets............................................       0.36%         10.58%           6.27%         4.54%          4.51%
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)....       0.36%         10.58%           6.27%         4.53%          4.49%
Portfolio Turnover Rate.............................        N/A            N/A             N/A           N/A            N/A
Portfolio Turnover Rate of Master Fund Series.......        122%            71%             82%           87%           194%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     U.S. LARGE CAP VALUE PORTFOLIO
                                              -----------------------------------------------------------------------------
                                                 YEAR             YEAR             YEAR             YEAR            YEAR
                                                ENDED            ENDED            ENDED            ENDED            ENDED
                                               NOV. 30,         NOV. 30,         NOV. 30,         NOV. 30,        NOV. 30,
                                                 2001             2000             1999             1998            1997
                                              ----------       ----------       ----------       ----------       ---------
Net Asset Value, Beginning of Period........  $    18.36       $    20.09       $    20.21       $    19.22       $  15.98
                                              ----------       ----------       ----------       ----------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................        0.29             0.36             0.34             0.31           0.29
Net Gains (Losses) on Securities (Realized
  and Unrealized)...........................        1.46             0.10             0.54             1.83           3.60
                                              ----------       ----------       ----------       ----------       --------
Total From Investment Operations............        1.75             0.46             0.88             2.14           3.89
                                              ----------       ----------       ----------       ----------       --------
LESS DISTRIBUTIONS
Net Investment Income.......................       (0.30)           (0.36)           (0.35)           (0.31)         (0.30)
Net Realized Gains..........................       (2.84)           (1.83)           (0.65)           (0.84)         (0.35)
                                              ----------       ----------       ----------       ----------       --------
Total Distributions.........................       (3.14)           (2.19)           (1.00)           (1.15)         (0.65)
                                              ----------       ----------       ----------       ----------       --------
Net Asset Value, End of Period..............  $    16.97       $    18.36       $    20.09       $    20.21       $  19.22
                                              ==========       ==========       ==========       ==========       ========
Total Return................................       10.83%            2.85%            4.51%           11.69%         25.10%
                                              ----------       ----------       ----------       ----------       --------
Net Assets, End of Period (thousands).......  $1,166,611       $1,245,177       $1,177,762       $1,080,470       $840,003
Ratio of Expenses to Average Net Assets*....        0.31%            0.33%            0.33%            0.33%          0.35%
Ratio of Expenses to Average Net Assets
  (excluding waivers and assumption of
  expenses)*................................        0.31%            0.33%            0.33%            0.33%          0.35%
Ratio of Net Investment Income to Average
  Net Assets................................        1.59%            1.97%            1.63%            1.57%          1.70%
Ratio of Net Investment Income to Average
  Net Assets (excluding waivers and
  assumption of expenses)                           1.59%            1.97%            1.63%            1.57%          2.17%
Portfolio Turnover Rate.....................         N/A              N/A              N/A              N/A            N/A
Portfolio Turnover Rate of Master Fund
  Series....................................           6%              26%              43%              25%            18%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                U.S. SMALL XM VALUE
                                                                     PORTFOLIO
                                                              -----------------------
                                                                YEAR         FEB. 23
                                                               ENDED            TO
                                                              NOV. 30,       NOV. 30,
                                                                2001           2000
                                                              --------       --------
Net Asset Value, Beginning of Period........................  $ 11.06        $ 10.00
                                                              -------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................     0.14           0.15
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................     2.38           0.91
                                                              -------        -------
Total From Investment Operations............................     2.52           1.06
                                                              -------        -------
LESS DISTRIBUTIONS
Net Investment Income.......................................    (0.18)            --
Net Realized Gains..........................................    (0.37)            --
                                                              -------        -------
Total Distributions.........................................    (0.55)            --
                                                              -------        -------
Net Asset Value, End of Period..............................  $ 13.03        $ 11.06
                                                              =======        =======
Total Return................................................    23.77%         10.60%#
                                                              -------        -------
Net Assets, End of Period (thousands).......................  $69,130        $67,638
Ratio of Expenses to Average Net Assets**...................     0.47%          0.50%*
Ratio of Expenses to Average Net Assets (Excluding Waivers
  and Assumption of Expenses)**.............................     0.47%          0.85%*
Ratio of Net Investment Income to Average Net Assets........     1.03%          8.77%*
Ratio of Net Investment Income to Average Net Assets
  (Excluding Waivers and Assumption of Expenses)............     1.03%          8.42%*
Portfolio Turnover Rate.....................................      N/A            N/A
Portfolio Turnover Rate of Master Fund Series...............        8%            26%(a)

------------------------------

*   Annualized

#  Non-Annualized

** Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

(a) For the year ended November 30, 2000

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                        U.S. SMALL CAP VALUE PORTFOLIO
                                                  --------------------------------------------------------------------------
                                                     YEAR            YEAR            YEAR            YEAR            YEAR
                                                    ENDED           ENDED           ENDED           ENDED           ENDED
                                                   NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                     2001            2000            1999            1998            1997
                                                  ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period............  $    18.79      $    19.17      $    19.09      $    22.09      $    17.00
                                                  ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................        0.12            0.12            0.09            0.12            0.07
Net Gains (Losses) on Securities
  (Realized and Unrealized).....................        3.95            1.11            1.52           (2.10)           5.49
                                                  ----------      ----------      ----------      ----------      ----------
Total From Investment Operations................        4.07            1.23            1.61           (1.98)           5.56
                                                  ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
Net Investment Income...........................       (0.13)          (0.10)          (0.08)          (0.10)          (0.11)
Net Realized Gains..............................       (1.62)          (1.51)          (1.45)          (0.92)          (0.36)
                                                  ----------      ----------      ----------      ----------      ----------
Total Distributions.............................       (1.75)          (1.61)          (1.53)          (1.02)          (0.47)
                                                  ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period..................  $    21.11      $    18.79      $    19.17      $    19.09      $    22.09
                                                  ==========      ==========      ==========      ==========      ==========
Total Return....................................       23.47%           6.99%           9.39%          (9.32)%         33.57%
                                                  ----------      ----------      ----------      ----------      ----------
Net Assets, End of Period (thousands)...........  $2,914,661      $2,633,943      $2,621,646      $2,350,094      $2,098,654
Ratio of Expenses to Average Net Assets*........        0.56%           0.56%           0.58%           0.58%           0.60%
Ratio of Net Investment Income to Average Net
  Assets........................................        0.54%           0.60%           0.49%           0.57%           0.37%
Portfolio Turnover Rate.........................         N/A             N/A             N/A             N/A             N/A
Portfolio Turnover Rate of Master Fund Series...          13%             32%             29%             23%             25%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              U.S. SMALL CAP PORTFOLIO
                                                          ----------------------------------------------------------------
                                                            YEAR          YEAR          YEAR          YEAR          YEAR
                                                           ENDED         ENDED         ENDED         ENDED         ENDED
                                                          NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                            2001          2000          1999          1998          1997
                                                          --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................  $  14.27      $  14.68      $  13.77      $  16.89      $  14.53
                                                          --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................      0.09          0.08          0.08          0.08          0.09
Net Gains (Losses) on Securities
  (Realized and Unrealized).............................      1.57          0.78          2.18         (1.55)         3.42
                                                          --------      --------      --------      --------      --------
Total From Investment Operations........................      1.66          0.86          2.26         (1.47)         3.51
                                                          --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................     (0.09)        (0.08)        (0.07)        (0.08)        (0.12)
Net Realized Gains......................................     (1.41)        (1.19)        (1.28)        (1.57)        (1.03)
                                                          --------      --------      --------      --------      --------
Total Distributions.....................................     (1.50)        (1.27)        (1.35)        (1.65)        (1.15)
                                                          --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................  $  14.43      $  14.27      $  14.68      $  13.77      $  16.89
                                                          ========      ========      ========      ========      ========
Total Return............................................     12.70%         6.09%        18.26%        (9.27)%       26.12%
                                                          --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................  $784,278      $585,873      $398,665      $324,590      $337,992
Ratio of Expenses to Average Net Assets*................      0.42%         0.43%         0.43%         0.43%         0.45%
Ratio of Net Investment Income to Average Net Assets....      0.62%         0.63%         0.62%         0.47%         0.48%
Portfolio Turnover Rate.................................       N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...........        13%           38%           29%           29%           30%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             U.S. MICRO CAP PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                       YEAR            YEAR            YEAR            YEAR            YEAR
                                                      ENDED           ENDED           ENDED           ENDED           ENDED
                                                     NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,        NOV. 30,
                                                       2001            2000            1999            1998            1997
                                                    ----------      ----------      ----------      ----------      ----------
Net Asset Value, Beginning of Period............    $    11.93      $    12.54      $    10.65      $    13.99      $    12.14
                                                    ----------      ----------      ----------      ----------      ----------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)....................          0.05            0.04            0.04            0.02            0.03
Net Gains (Losses) on Securities (Realized and
  Unrealized)...................................          1.59            0.61            2.00           (1.44)           3.01
                                                    ----------      ----------      ----------      ----------      ----------
Total From Investment Operations................          1.64            0.65            2.04           (1.42)           3.04
                                                    ----------      ----------      ----------      ----------      ----------
LESS DISTRIBUTIONS
Net Investment Income...........................         (0.05)          (0.04)          (0.02)          (0.03)          (0.03)
Net Realized Gains..............................         (2.43)          (1.22)          (0.13)          (1.89)          (1.16)
                                                    ----------      ----------      ----------      ----------      ----------
Total Distributions.............................         (2.48)          (1.26)          (0.15)          (1.92)          (1.19)
                                                    ----------      ----------      ----------      ----------      ----------
Net Asset Value, End of Period..................    $    11.09      $    11.93      $    12.54      $    10.65      $    13.99
                                                    ==========      ==========      ==========      ==========      ==========
Total Return....................................         17.22%           5.36%          19.47%         (11.14)%         27.46%
                                                    ----------      ----------      ----------      ----------      ----------
Net Assets, End of Period (thousands)...........    $1,606,367      $1,443,412      $1,322,590      $1,338,510      $1,509,427
Ratio of Expenses to Average Net Assets.........          0.56%*          0.56%*          0.61%*          0.59%*          0.60%
Ratio of Net Investment Income to Average Net
  Assets........................................          0.41%           0.34%           0.30%           0.18%           0.21%
Portfolio Turnover Rate.........................           N/A             N/A             N/A             N/A              28%
Portfolio Turnover Rate of Master Fund Series...            14%             37%             23%             26%            N/A+

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A  Refer to the respective Master Fund Series

N/A+ Not applicable as this Portfolio was a stand alone registered investment company for the year noted.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            DFA REAL ESTATE SECURITIES PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  13.51       $  11.50       $  13.00       $  15.53        $ 12.65
                                                            --------       --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.82           0.76           0.77           0.74           0.88
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        1.49           1.90          (1.62)         (2.52)          2.68
                                                            --------       --------       --------       --------        -------
Total From Investment Operations........................        2.31           2.66          (0.85)         (1.78)          3.56
                                                            --------       --------       --------       --------        -------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.80)         (0.65)         (0.65)         (0.75)         (0.68)
Net Realized Gains......................................          --             --             --             --             --
                                                            --------       --------       --------       --------        -------
Total Distributions.....................................       (0.80)         (0.65)         (0.65)         (0.75)         (0.68)
                                                            --------       --------       --------       --------        -------
Net Asset Value, End of Period..........................    $  15.02       $  13.51       $  11.50       $  13.00        $ 15.53
                                                            ========       ========       ========       ========        =======
Total Return............................................       17.76%         24.49%         (6.75)%       (12.01)%        29.13%
                                                            --------       --------       --------       --------        -------
Net Assets, End of Period (thousands)...................    $283,732       $210,231       $130,039       $106,544        $95,072
Ratio of Expenses to Average Net Assets.................        0.43%          0.45%          0.47%          0.46%          0.48%
Ratio of Net Investment Income to Average Net Assets....        5.55%          6.06%          6.82%          5.95%          5.73%
Portfolio Turnover Rate.................................           6%             7%             8%             3%            31%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              LARGE CAP INTERNATIONAL PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  17.30       $  19.41       $  16.28       $  14.27        $ 14.18
                                                            --------       --------       --------       --------        -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.23           0.20           0.23           0.23
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (3.38)         (1.96)          3.19           2.03           0.15
                                                            --------       --------       --------       --------        -------
Total From Investment Operations........................       (3.13)         (1.73)          3.39           2.26           0.38
                                                            --------       --------       --------       --------        -------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.22)         (0.21)         (0.26)         (0.25)         (0.21)
Net Realized Gains......................................       (0.05)         (0.17)            --             --          (0.08)
                                                            --------       --------       --------       --------        -------
Total Distributions.....................................       (0.27)         (0.38)         (0.26)         (0.25)         (0.29)
                                                            --------       --------       --------       --------        -------
Net Asset Value, End of Period..........................    $  13.90       $  17.30       $  19.41       $  16.28        $ 14.27
                                                            ========       ========       ========       ========        =======
Total Return............................................      (18.42)%        (9.19)%        21.12%         16.13%          2.80%
                                                            --------       --------       --------       --------        -------
Net Assets, End of Period (thousands)...................    $344,871       $358,638       $268,340       $114,593        $87,223
Ratio of Expenses to Average Net Assets.................        0.45%          0.47%          0.53%          0.47%          0.47%
Ratio of Net Investment Income to Average Net Assets....        1.65%          1.21%          1.38%          1.63%          1.69%
Portfolio Turnover Rate.................................           4%             1%             2%             4%             2%

                       DIMENSIONAL INVESTMENT GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              DFA INTERNATIONAL VALUE PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  12.58       $  13.07       $  11.88       $  10.94       $  11.90
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.24           0.28           0.24           0.19
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (1.50)         (0.32)          1.24           1.08          (0.65)
                                                            --------       --------       --------       --------       --------
Total from Investment Operations........................       (1.25)         (0.08)          1.52           1.32          (0.46)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.27)         (0.22)         (0.29)         (0.24)         (0.21)
Net Realized Gains......................................       (0.76)         (0.19)         (0.04)         (0.14)         (0.29)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (1.03)         (0.41)         (0.33)         (0.38)         (0.50)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.30       $  12.58       $  13.07       $  11.88       $  10.94
                                                            ========       ========       ========       ========       ========
Total Return............................................      (10.96)%        (0.72)%        12.96%         12.29%         (4.04)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $449,496       $569,234       $453,713       $435,587       $370,117
Ratio of Expenses to Average Net Assets*................        0.51%          0.52%          0.52%          0.53%          0.56%
Ratio of Net Investment Income to Average Net Assets....        2.12%          1.76%          2.21%          2.04%          1.72%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........           6%             9%             6%            15%            23%

------------------------------

* Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            INTERNATIONAL SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $   8.49       $   9.13       $   7.82       $   7.82       $   9.96
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.15           0.17           0.15           0.15           0.10
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.67)         (0.62)          1.31          (0.04)         (2.22)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................       (0.52)         (0.45)          1.46           0.11          (2.12)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.17)         (0.19)         (0.15)         (0.11)         (0.02)
Net Realized Gains......................................       (0.13)            --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.30)         (0.19)         (0.15)         (0.11)         (0.02)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period                              $   7.67       $   8.49       $   9.13       $   7.82       $   7.82
                                                            ========       ========       ========       ========       ========
Total Return............................................       (6.36)%        (5.01)%        19.07%          1.49%        (21.35)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $356,200       $309,060       $250,442       $273,992       $230,469
Ratio of Expenses to Average Net Assets*................        0.72%          0.71%          0.75%          0.73%          0.75%
Ratio of Net Investment Income to Average Net Assets....        2.02%          2.10%          1.76%          1.62%          1.46%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                              JAPANESE SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period.....................    $  9.90       $  11.11       $   9.10       $   9.45       $  21.03
                                                             -------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss).............................       0.09           0.10           0.05           0.07           0.09
Net Gains (Losses) on Securities (Realized and
  Unrealized)............................................      (1.46)         (1.24)          2.02          (0.31)        (10.45)
                                                             -------       --------       --------       --------       --------
Total From Investment Operations.........................      (1.37)         (1.14)          2.07          (0.24)        (10.36)
                                                             -------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income....................................      (0.11)         (0.07)         (0.06)         (0.11)         (0.06)
Net Realized Gains.......................................         --             --             --             --          (1.16)
                                                             -------       --------       --------       --------       --------
Total Distributions......................................      (0.11)         (0.07)         (0.06)         (0.11)         (1.22)
                                                             -------       --------       --------       --------       --------
Net Asset Value, End of Period...........................    $  8.42       $   9.90       $  11.11       $   9.10       $   9.45
                                                             =======       ========       ========       ========       ========
Total Return.............................................     (13.94)%       (10.23)%        22.96%         (2.37)%       (51.90)%
                                                             -------       --------       --------       --------       --------
Net Assets, End of Period (thousands)....................    $76,570       $101,115       $144,533       $119,714       $114,017
Ratio of Expenses to Average Net Assets*.................       0.74%          0.72%          0.73%          0.74%          0.73%
Ratio of Net Investment Income to Average Net Assets.....       0.93%          0.93%          0.61%          0.85%          0.50%
Portfolio Turnover Rate..................................        N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series............          9%             5%             6%             8%            13%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             PACIFIC RIM SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $  7.89        $  9.76       $   6.55        $  9.52       $  16.63
                                                             -------        -------       --------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.25           0.34           0.20           0.25           0.32
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.06)         (1.80)          3.23          (2.40)         (6.22)
                                                             -------        -------       --------        -------       --------
Total From Investment Operations........................        0.19          (1.46)          3.43          (2.15)         (5.90)
                                                             -------        -------       --------        -------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.38)         (0.41)         (0.22)         (0.32)         (0.33)
Net Realized Gains......................................          --             --             --          (0.50)         (0.88)
                                                             -------        -------       --------        -------       --------
Total Distributions.....................................       (0.38)         (0.41)         (0.22)         (0.82)         (1.21)
                                                             -------        -------       --------        -------       --------
Net Asset Value, End of Period..........................     $  7.70        $  7.89       $   9.76        $  6.55       $   9.52
                                                             =======        =======       ========        =======       ========
Total Return............................................        2.32%        (15.65)%        54.36%        (23.98)%       (38.07)%
                                                             -------        -------       --------        -------       --------
Net Assets, End of Period (thousands)...................     $74,185        $88,307       $131,782        $89,330       $111,320
Ratio of Expenses to Average Net Assets*................        0.75%          0.74%          0.94%          0.84%          0.84%
Ratio of Net Investment Income to Average Net Assets....        3.18%          3.64%          2.50%          3.51%          1.95%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          10%             7%            34%            26%            24%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the Master Fund Series.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                           UNITED KINGDOM SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $ 19.31        $ 24.22        $ 21.63        $ 28.69       $  28.47
                                                             -------        -------        -------        -------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.47           0.65           0.77           0.87           0.81
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (1.26)         (1.89)          5.67          (4.27)          1.46
                                                             -------        -------        -------        -------       --------
Total From Investment Operations........................       (0.79)         (1.24)          6.44          (3.40)          2.27
                                                             -------        -------        -------        -------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.63)         (0.82)         (0.81)         (0.84)         (0.73)
Net Realized Gains......................................       (1.66)         (2.85)         (3.04)         (2.82)         (1.32)
                                                             -------        -------        -------        -------       --------
Total Distributions.....................................       (2.29)         (3.67)         (3.85)         (3.66)         (2.05)
                                                             -------        -------        -------        -------       --------
Net Asset Value, End of Period..........................     $ 16.23        $ 19.31        $ 24.22        $ 21.63       $  28.69
                                                             =======        =======        =======        =======       ========
Total Return............................................       (5.36)%        (6.57)%        36.08%        (13.56)%         8.45%
                                                             -------        -------        -------        -------       --------
Net Assets, End of Period (thousands)...................     $41,143        $56,400        $83,826        $79,231       $130,891
Ratio of Expenses to Average Net Assets*................        0.74%          0.73%          0.72%          0.72%          0.70%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses)*..................        0.79%          0.74%          0.72%          0.72%          0.70%
Ratio of Net Investment Income to Average Net Assets....        2.38%          2.59%          3.11%          2.87%          2.40%
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)........        2.33%          2.58%          3.11%          2.87%          2.40%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          14%            11%             5%            11%             4%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             CONTINENTAL SMALL COMPANY PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................     $ 12.33       $  14.29       $  17.42       $  15.94       $  15.26
                                                             -------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.27           0.33           0.24           0.28           0.29
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.85)         (0.01)         (1.26)          2.55           1.55
                                                             -------       --------       --------       --------       --------
Total From Investment Operations........................       (0.58)          0.32          (1.02)          2.83           1.84
                                                             -------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.32)         (0.25)         (0.29)         (0.25)         (0.29)
Net Realized Gains......................................       (1.47)         (2.03)         (1.82)         (1.10)         (0.87)
                                                             -------       --------       --------       --------       --------
Total Distributions.....................................       (1.79)         (2.28)         (2.11)         (1.35)         (1.16)
                                                             -------       --------       --------       --------       --------
Net Asset Value, End of Period..........................     $  9.96       $  12.33       $  14.29       $  17.42       $  15.94
                                                             =======       ========       ========       ========       ========
Total Return............................................       (5.85)%         2.26%         (6.26)%        19.42%         13.02%
                                                             -------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................     $82,883       $110,220       $160,743       $199,838       $232,744
Ratio of Expenses to Average Net Assets*................        0.76%          0.72%          0.70%          0.70%          0.72%
Ratio of Expenses to Average Net Assets (excluding
  waivers and assumption of expenses)*..................        0.76%          0.72%          0.70%          0.70%          0.72%
Ratio of Net Investment Income to Average Net Assets....        2.28%          1.92%          1.56%          1.32%          1.41%
Ratio of Net Investment Income to Average Net Assets
  (excluding waivers and assumption of expenses)........        2.28%          1.92%          1.56%          1.32%          1.41%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          12%             9%            11%             1%             3%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $   7.84       $   8.49       $   7.54       $   7.95       $  10.45
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.19           0.18           0.14           0.15           0.12
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.20)         (0.63)          1.12          (0.16)         (2.19)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................       (0.01)         (0.45)          1.26          (0.01)         (2.07)
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.18)         (0.20)         (0.15)         (0.12)         (0.13)
Net Realized Gains......................................       (0.26)            --          (0.16)         (0.28)         (0.30)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.44)         (0.20)         (0.31)         (0.40)         (0.43)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $   7.39       $   7.84       $   8.49       $   7.54       $   7.95
                                                            ========       ========       ========       ========       ========
Total Return............................................       (0.15)%        (5.36)%        17.54%          0.17%        (20.60)%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $492,911       $472,235       $525,133       $450,801       $431,257
Ratio of Expenses to Average Net Assets.................        0.83%          0.82%          0.83%          0.86%          0.90%
Ratio of Net Investment Income to Average Net Assets....        2.36%          2.28%          1.81%          1.85%          1.47%
Portfolio Turnover Rate.................................          13%            16%            16%            19%            14%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               EMERGING MARKETS PORTFOLIO
                                                            ----------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                              2001          2000          1999          1998          1997
                                                            --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................    $   9.52      $  12.37      $   8.16      $   9.61      $  11.71
                                                            --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.12          0.11          0.08          0.13          0.12
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................       (0.96)        (2.86)         4.22         (1.32)        (2.13)
                                                            --------      --------      --------      --------      --------
Total From Investment Operations........................       (0.84)        (2.75)         4.30         (1.19)        (2.01)
                                                            --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
Net Realized Gains......................................          --            --            --            --            --
                                                            --------      --------      --------      --------      --------
Total Distributions.....................................       (0.06)        (0.10)        (0.09)        (0.26)        (0.09)
                                                            --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................    $   8.62      $   9.52      $  12.37      $   8.16      $   9.61
                                                            ========      ========      ========      ========      ========
Total Return............................................       (8.95)%      (22.49)%       53.34%       (12.57)%      (17.27)%
                                                            --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................    $298,036      $286,152      $330,604      $225,227      $212,048
Ratio of Expenses to Average Net Assets*................        0.90%         0.90%         0.91%         1.00%         0.99%
Ratio of Net Investment Income to Average Net Assets....        1.50%         0.90%         0.90%         1.19%         1.19%
Portfolio Turnover Rate.................................         N/A           N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...........           6%           12%           16%           10%            1%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             EMERGING MARKETS VALUE PORTFOLIO
                                                                -----------------------------------------------------------
                                                                  YEAR           YEAR           YEAR
                                                                  ENDED          ENDED          ENDED        APRIL 2, 1998
                                                                NOV. 30,       NOV. 30,       NOV. 30,             TO
                                                                  2001           2000           1999         NOV. 30, 1998
                                                                ---------      ---------      ---------      --------------
Net Asset Value, Beginning of Period........................     $  8.97        $ 13.67        $  8.37           $ 10.00
                                                                 -------        -------        -------           -------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................        0.18           0.10           0.33              0.06
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................       (0.58)         (3.56)          5.30             (1.69)
                                                                 -------        -------        -------           -------
Total from Investment Operations............................       (0.40)         (3.46)          5.63             (1.63)
                                                                 -------        -------        -------           -------
LESS DISTRIBUTIONS
Net Investment Income.......................................       (0.09)         (0.11)         (0.33)               --
Net Realized Gains..........................................       (0.05)         (1.13)            --                --
                                                                 -------        -------        -------           -------
Total Distributions.........................................       (0.14)         (1.24)         (0.33)               --
                                                                 -------        -------        -------           -------
Net Asset Value, End of Period..............................     $  8.43        $  8.97        $ 13.67           $  8.37
                                                                 =======        =======        =======           =======
Total Return................................................       (4.60)%       (28.30)%        69.99%           (16.30)%#

Net Assets, End of Period (thousands).......................     $60,999        $44,658        $43,608           $10,969
Ratio of Expenses to Average Net Assets (1).................        1.00%          1.04%          1.05%             1.96%*
Ratio of Net Investment Income to Average Net Assets........        2.34%          0.76%          1.87%             3.24%*
Portfolio Turnover Rate.....................................         N/A            N/A            N/A               N/A
Portfolio Turnover Rate of Master Fund Series...............          19%            19%            18%               35%(a)

------------------------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its pro-rata share of its Master Fund.

(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                               EMERGING MARKETS
                                                                             SMALL CAP PORTFOLIO
                                                              --------------------------------------------------
                                                                YEAR          YEAR          YEAR        MARCH 6,
                                                               ENDED         ENDED         ENDED           TO
                                                              NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                                2001          2000          1999          1998
                                                              --------      --------      --------      --------
Net Asset Value, Beginning of Period........................  $  6.79       $ 14.88       $  9.09        $10.00
                                                              -------       -------       -------        ------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)................................     0.10          0.12          0.04         (0.01)
Net Gains (Losses) on Securities (Realized and
  Unrealized)...............................................    (0.65)        (1.68)         6.11         (0.90)
                                                              -------       -------       -------        ------
Total From Investment Operations............................    (0.55)        (1.56)         6.15         (0.91)
                                                              -------       -------       -------        ------
LESS DISTRIBUTIONS
Net Investment Income.......................................    (0.06)        (0.15)        (0.06)           --
Net Realized Gains..........................................    (0.85)        (6.38)        (0.30)           --
                                                              -------       -------       -------        ------
Total Distributions.........................................    (0.91)        (6.53)        (0.36)           --
                                                              -------       -------       -------        ------
Net Asset Value, End of Period..............................  $  5.33       $  6.79       $ 14.88        $ 9.09
                                                              =======       =======       =======        ======
Total Return................................................    (9.44)%      (23.38)        70.30%        (9.10)%#
                                                              -------       -------       -------        ------
Net Assets, End of Period (thousands).......................  $15,172       $10,992       $11,734        $5,021
Ratio of Expenses to Average Net Assets**...................     1.56%         1.56%         1.77%         2.36%*
Ratio of Net Investment Income to Average Net Assets........     1.18%         0.77%         0.73%        (0.29)%*
Portfolio Turnover Rate.....................................      N/A           N/A           N/A           N/A
Portfolio Turnover Rate of Master Fund Series...............       14%           20%           24%           13%

------------------------------

*   Annualized

#  Non-annualized

** Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             DFA ONE-YEAR FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.21       $  10.17       $  10.22       $  10.23       $  10.24
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.51           0.60           0.52           0.57           0.59
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.11           0.04          (0.04)            --          (0.01)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.62           0.64           0.48           0.57           0.58
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.52)         (0.60)         (0.52)         (0.57)         (0.59)
Net Realized Gains......................................          --             --          (0.01)         (0.01)            --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.52)         (0.60)         (0.53)         (0.58)         (0.59)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.31       $  10.21       $  10.17       $  10.22       $  10.23
                                                            ========       ========       ========       ========       ========
Total Return............................................        6.21%          6.49%          4.80%          5.74%          5.84%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $739,847       $725,284       $712,520       $752,510       $752,237
Ratio of Expenses to Average Net Assets*................        0.20%          0.20%          0.21%          0.21%          0.22%
Ratio of Net Investment Income to Average Net Assets....        5.04%          5.90%          5.07%          5.51%          5.79%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........          55%            35%            58%            24%            83%

------------------------------

* Represents the combined ratios for the Portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                  FOR A SHARE OUTSTANDING THROUGHOUT EACH YEAR

                                                                                     DFA TWO-YEAR GLOBAL
                                                                                   FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.05       $  10.31       $  10.21       $  10.40       $  10.37
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.19           1.01           0.56           0.61           0.69
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.45          (0.41)         (0.09)          0.01          (0.12)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.64           0.60           0.47           0.62           0.57
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.56)         (0.86)         (0.36)         (0.79)         (0.53)
Net Realized Gains......................................          --             --          (0.01)         (0.02)         (0.01)
Tax Return of Capital...................................       (0.18)            --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.74)         (0.86)         (0.37)         (0.81)         (0.54)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $   9.95       $  10.05       $  10.31       $  10.21       $  10.40
                                                            ========       ========       ========       ========       ========
Total Return............................................        6.75%          6.18%          4.69%          6.39%          5.66%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $596,119       $518,491       $531,488       $440,885       $418,905
Ratio of Expenses to Average Net Assets*................        0.27%          0.27%          0.27%          0.29%          0.34%
Ratio of Net Investment Income to Average Net Assets....        1.34%          9.97%          5.59%          5.90%          6.70%
Portfolio Turnover Rate.................................         N/A            N/A            N/A            N/A            N/A
Portfolio Turnover Rate of Master Fund Series...........         113%            73%            78%           113%           119%

------------------------------

* Represents the combined ratio for the portfolio and its pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                             DFA FIVE-YEAR GOVERNMENT PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.32       $  10.26       $  10.35       $  10.36       $  10.42
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.49           0.59           0.49           0.54           0.59
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.32           0.01          (0.08)          0.01          (0.06)
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.81           0.60           0.41           0.55           0.53
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.57)         (0.54)         (0.50)         (0.56)         (0.59)
Net Realized Gains......................................          --             --             --             --             --
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.57)         (0.54)         (0.50)         (0.56)         (0.59)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.56       $  10.32       $  10.26       $  10.35       $  10.36
                                                            ========       ========       ========       ========       ========
Total Return............................................        8.18%          6.16%          4.11%          5.50%          5.39%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $243,880       $218,557       $219,022       $210,986       $204,377
Ratio of Expenses to Average Net Assets.................        0.27%          0.28%          0.28%          0.29%          0.29%
Ratio of Net Investment Income to Average Net Assets....        4.79%          5.75%          4.95%          5.18%          5.95%
Portfolio Turnover Rate.................................         189%            60%            57%             7%            28%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
                                                            ---------------------------------------------------------------------
                                                              YEAR           YEAR           YEAR           YEAR           YEAR
                                                              ENDED          ENDED          ENDED          ENDED          ENDED
                                                            NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,       NOV. 30,
                                                              2001           2000           1999           1998           1997
                                                            ---------      ---------      ---------      ---------      ---------
Net Asset Value, Beginning of Period....................    $  10.50       $  10.53       $  10.65       $  10.88       $  11.04
                                                            --------       --------       --------       --------       --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.50           0.61           0.37           0.45           0.48
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.22             --           0.01           0.42           0.33
                                                            --------       --------       --------       --------       --------
Total From Investment Operations........................        0.72           0.61           0.38           0.87           0.81
                                                            --------       --------       --------       --------       --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.72)         (0.64)         (0.22)         (1.04)         (0.88)
Net Realized Gains......................................          --             --          (0.28)         (0.06)         (0.09)
                                                            --------       --------       --------       --------       --------
Total Distributions.....................................       (0.72)         (0.64)         (0.50)         (1.10)         (0.97)
                                                            --------       --------       --------       --------       --------
Net Asset Value, End of Period..........................    $  10.50       $  10.50       $  10.53       $  10.65       $  10.88
                                                            ========       ========       ========       ========       ========
Total Return............................................        7.23%          6.09%          3.63%          8.78%          7.87%
                                                            --------       --------       --------       --------       --------
Net Assets, End of Period (thousands)...................    $628,936       $517,325       $472,334       $371,619       $250,078
Ratio of Expenses to Average Net Assets.................        0.37%          0.38%          0.39%          0.41%          0.42%
Ratio of Net Investment Income to Average Net Assets....        4.04%          4.15%          3.62%          3.87%          4.50%
Portfolio Turnover Rate.................................         113%            80%            59%            74%            95%

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                              FINANCIAL HIGHLIGHTS

                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                   DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
                                                            ----------------------------------------------------------------
                                                              YEAR          YEAR          YEAR          YEAR          YEAR
                                                             ENDED         ENDED         ENDED         ENDED         ENDED
                                                            NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,      NOV. 30,
                                                              2001          2000          1999          1998          1997
                                                            --------      --------      --------      --------      --------
Net Asset Value, Beginning of Period....................    $  11.18      $  10.84      $  11.78      $  11.28      $  11.22
                                                            --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS
Net Investment Income (Loss)............................        0.65          0.63          0.61          0.61          0.66
Net Gains (Losses) on Securities (Realized and
  Unrealized)...........................................        0.71          0.38         (0.89)         0.59          0.06
                                                            --------      --------      --------      --------      --------
Total From Investment Operations........................        1.36          1.01         (0.28)         1.20          0.72
                                                            --------      --------      --------      --------      --------
LESS DISTRIBUTIONS
Net Investment Income...................................       (0.64)        (0.63)        (0.58)        (0.65)        (0.66)
Net Realized Gains......................................          --         (0.04)        (0.08)        (0.05)           --
                                                            --------      --------      --------      --------      --------
Total Distributions.....................................       (0.64)        (0.67)        (0.66)        (0.70)        (0.66)
                                                            --------      --------      --------      --------      --------
Net Asset Value, End of Period..........................    $  11.90      $  11.18      $  10.84      $  11.78      $  11.28
                                                            ========      ========      ========      ========      ========
Total Return............................................       12.57%         9.75%        (2.41)%       11.07%         6.75%
                                                            --------      --------      --------      --------      --------
Net Assets, End of Period (thousands)...................    $310,661      $286,444      $256,376      $239,035      $136,555
Ratio of Expenses to Average Net Assets.................        0.16%         0.18%         0.21%         0.24%         0.25%
Ratio of Net Investment Income to Average Net Assets....        5.60%         6.00%         5.58%         5.77%         6.20%
Portfolio Turnover Rate.................................          17%            8%           13%           24%           24%

                               SERVICE PROVIDERS

               INVESTMENT ADVISOR                              CUSTODIAN--DOMESTIC

         DIMENSIONAL FUND ADVISORS INC.                         PFPC TRUST COMPANY
         1299 Ocean Avenue, 11th Floor                         400 Bellevue Parkway
             Santa Monica, CA 90401                            Wilmington, DE 19809
            Tel. No. (310) 395-8005

                  SUB-ADVISORS                       ACCOUNTING SERVICES, DIVIDEND DISBURSING
         DIMENSIONAL FUND ADVISORS LTD.                         AND TRANSFER AGENT
                 100 Pall Mall                                      PFPC INC.
                London SW1Y 5NQ                                400 Bellevue Parkway
                    England                                    Wilmington, DE 19809
            Tel. No. (207) 930-0000
             DFA AUSTRALIA LIMITED                                LEGAL COUNSEL
          Suite 2001, Level 20 Gateway                STRADLEY, RONON, STEVENS & YOUNG, LLP
               1 MacQuarie Place                             2600 One Commerce Square
          Sydney, New South Wales 2000                     Philadelphia, PA 19103-7098
                   Australia
           Tel. No. (612) 9 247-7822

            CUSTODIAN--INTERNATIONAL                 INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS
                 CITIBANK, N.A.                             PRICEWATERHOUSECOOPERS LLP
                111 Wall Street                                     Suite 1700
               New York, NY 10005                          200 East Las Olas Boulevard
                                                            Fort Lauderdale, FL 33301

OTHER AVAILABLE INFORMATION

You can find more information about the Funds and their Portfolios in the Funds' Statement of Additional Information ("SAI") and Annual and Semi-Annual Reports.

STATEMENT OF ADDITIONAL INFORMATION. The SAI supplements, and is technically part of, this Prospectus. It includes an expanded discussion of investment practices, risks, and fund operations.

ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. These reports focus on Portfolio holdings and performance. The Annual Report also discusses the market conditions and investment strategies that significantly affected the Portfolios in their last fiscal year. Annual and Semi-Annual Reports are not available for the DFA Short-Term Municipal Bond Portfolio, which had not commenced operations as of the date of this prospectus.

REQUEST FREE COPIES FROM:

- Your investment advisor -- you are a client of an investment advisor who has invested in the Portfolios on your behalf.

- The Fund -- you represent an institutional investor, registered investment advisor or other qualifying investor. Call collect at (310) 395-8005.

-  Access current prospectuses on our web site at http://www.dfafunds.com.

- Access them on the EDGAR Database in the SEC's Internet site at http://www.sec.gov.

- Review and copy them at the SEC's Public Reference Room in Washington D.C. (phone 1-800/SEC-0330).

- Request copies from the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or at publicinfo@sec.gov (you will be charged a copying fee). Information on the operation of the SEC's public reference room is available by calling the SEC at 1-202-942-8090.

DIMENSIONAL FUND ADVISORS INC.
1299 Ocean Avenue, 11th Floor
Santa Monica, CA 90401
(310) 395-8005

DIMENSIONAL INVESTMENT GROUP INC. (DFA INTERNATIONAL VALUE
PORTFOLIO)--REGISTRATION NO. 811-6067
DFA INVESTMENT DIMENSIONS GROUP INC. (ALL OTHER PORTFOLIOS)--REGISTRATION NO. 811-3258

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                        DIMENSIONAL INVESTMENT GROUP INC.

          1299 OCEAN AVENUE, 11TH FLOOR, SANTA MONICA, CALIFORNIA 90401
                            TELEPHONE: (310) 395-8005

                       STATEMENT OF ADDITIONAL INFORMATION

                                  JULY 30, 2002

         DFA Investment Dimensions Group Inc. ("DFAIDG") is an open-end management investment company that offers forty series of shares. Dimensional Investment Group Inc. ("DIG") is an open-end management investment company that offers twenty-two series of shares. DFAIDG and DIG are collectively referred to as the "Funds" in this Statement of Additional Information ("SAI"). This SAI relates to twenty-four series of DFAIDG and one series of DIG (individually, a "Portfolio" and collectively, the "Portfolios"):

                           DOMESTIC EQUITY PORTFOLIOS
U.S. Large Company Portfolio (FEEDER)                   U.S. Small Cap Value Portfolio (FEEDER)
Enhanced U.S. Large Company Portfolio (FEEDER)          U.S. Small Cap Portfolio (FEEDER)
U.S. Large Cap Value Portfolio (FEEDER)                 U.S. Micro Cap Portfolio (FEEDER)
U.S. Small XM Value Portfolio (FEEDER)                  DFA Real Estate Securities Portfolio

                         INTERNATIONAL EQUITY PORTFOLIOS

Large Cap International Portfolio                       United Kingdom Small Company Portfolio (FEEDER)
DFA International Value Portfolio (FEEDER)              Continental Small Company Portfolio (FEEDER)
International Small Company Portfolio                   DFA International Small Cap Value Portfolio
Japanese Small Company Portfolio (FEEDER)               Emerging Markets Portfolio (FEEDER)
Pacific Rim Small Company Portfolio (FEEDER)            Emerging Markets Value Portfolio (FEEDER)
                                                        Emerging Markets Small Cap Portfolio (FEEDER)

                             FIXED INCOME PORTFOLIOS

DFA One-Year Fixed Income Portfolio (FEEDER)            DFA Five-Year Global Fixed Income Portfolio
DFA Two-Year Global Fixed Income Portfolio (FEEDER)     DFA Intermediate Government Fixed Income Portfolio
DFA Five-Year Government Portfolio                      DFA Short-Term Municipal Bond Portfolio

         This SAI is not a prospectus but should be read in conjunction with the Portfolios' prospectus dated July 30, 2002, as amended from time to time. The audited financial statements and financial highlights of the Funds, other than the DFA Short-Term Municipal Bond Portfolio, are incorporated by reference from each Fund's annual report to shareholders. No annual report exists for the DFA Short-Term Municipal Bond Portfolio since it has not yet commenced operations. The prospectus and the annual reports can be obtained by writing to the above address or by calling the above telephone number.

                                TABLE OF CONTENTS

PORTFOLIO CHARACTERISTICS AND POLICIES                                       3

BROKERAGE COMMISSIONS                                                        3

INVESTMENT LIMITATIONS                                                       5

OPTIONS ON STOCK INDICES                                                     9

FUTURES CONTRACTS                                                           10

CASH MANAGEMENT PRACTICES                                                   11

CONVERTIBLE DEBENTURES                                                      13

PORTFOLIO TURNOVER RATES                                                    13

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO                                     13

DIRECTORS AND OFFICERS                                                      13

SERVICES TO THE FUNDS                                                       20

ADVISORY FEES                                                               24

GENERAL INFORMATION                                                         26

CODES OF ETHICS                                                             26

SHAREHOLDER RIGHTS                                                          26

PRINCIPAL HOLDERS OF SECURITIES                                             27

PURCHASE OF SHARES                                                          31

REDEMPTION AND TRANSFER OF SHARES                                           32

TAXATION OF THE PORTFOLIOS                                                  32

CALCULATION OF PERFORMANCE DATA                                             35

FINANCIAL STATEMENTS                                                        36

                     PORTFOLIO CHARACTERISTICS AND POLICIES

         Each of the Portfolios identified as a "Feeder" (a "Feeder Portfolio") on the cover page of this SAI seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of The DFA Investment Trust Company (the "Trust") or in the case of the Emerging Markets Value Portfolio, in the Dimensional Emerging Markets Value Fund Inc. The series of the Trust and Dimensional Emerging Markets Value Fund Inc. are referred to as the "Master Funds." Dimensional Fund Advisors Inc. (the "Advisor") serves as investment advisor to each of the Portfolios, except the Feeder Portfolios, and each Master Fund, and provides administrative services to the Feeder Portfolios and International Small Company Portfolio. The International Small Company Portfolio seeks to achieve its investment objective by investing in up to four Master Funds (the "International Master Funds"). Capitalized terms not otherwise defined in this SAI have the meaning assigned to them in the prospectus.

         The following information supplements the information set forth in the prospectus. Unless otherwise indicated, the following information applies to all of the Portfolios and Master Funds, including the Feeder Portfolios, through their investment in the Master Funds.

         Each of the Portfolios and the Master Funds are diversified under the federal securities laws and regulations.

         Because the structure of the Domestic Equity and International Equity Portfolios is based on the relative market capitalizations of eligible holdings, it is possible that the Portfolios might include at least 5% of the outstanding voting securities of one or more issuers. In such circumstances, the Portfolio and the issuer would be deemed affiliated persons and certain requirements under the federal securities laws and regulations regulating dealings between mutual funds and their affiliates might become applicable. However, based on the present capitalizations of the groups of companies eligible for inclusion in the Portfolios and the anticipated amount of a Portfolio's assets intended to be invested in such securities, management does not anticipate that a Portfolio will include as much as 5% of the voting securities of any issuer.

         Prior to April 1, 2001, the U.S. Small XM Value Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Small Cap Portfolio and the U.S. Micro Cap Portfolio were known as the U.S. 4-10 Value Portfolio, the U.S. 6-10 Value Portfolio, the U.S. 6-10 Small Company Portfolio and the U.S. 9-10 Small Company Portfolio, respectively. Similarly, the Master Funds in which these four Portfolios invest - The U.S. Small XM Value Series, The U.S. Small Cap Value Series, The U.S. Small Cap Series and The U.S. Micro Cap Series - were, prior to April 1, 2001, known as The U.S. 4-10 Value Series, The U.S. 6-10 Value Series, The U.S. 6-10 Small Company Series and the U.S. 9-10 Small Company Series, respectively.

                              BROKERAGE COMMISSIONS

         The following table depicts brokerage commissions paid by the designated Portfolios and Master Funds. For the Feeder Portfolios, the amounts include commissions paid by the corresponding Master Fund.

                              BROKERAGE COMMISSIONS
               FISCAL YEARS ENDED NOVEMBER 30, 2001, 2000 AND 1999


                                                                          2001            2000            1999
                                                                          ----            ----            ----
U.S. Large Company Series                                              $     90,857    $     48,866    $      1,250
Enhanced U.S. Large Company Series                                           14,042          14,126          11,729
U.S. Large Cap Value Series                                                 589,100       1,878,270       2,492,821
U.S. Small XM Value Series                                                  637,192       2,808,527       1,164,028
U.S. Small Cap Value Series                                               1,679,179       5,080,611       4,440,807
U.S. Small Cap Series                                                       630,992       1,283,763         733,337
U.S. Micro Cap Series                                                       905,726       2,693,958       1,429,817
DFA Real Estate Securities Portfolio                                        109,278         141,665          74,545
Large Cap International Portfolio                                           123,455         152,727         138,197
DFA International Value Series                                              386,725         376,232         480,344
Japanese Small Company Series                                               168,415          76,690         335,177
Pacific Rim Small Company Series                                             61,378         113,732         606,240


                                                                          2001            2000            1999
                                                                          ----            ----            ----
United Kingdom Small Company Series                                          49,857          54,469          85,725
Continental Small Company Series                                            127,438         148,579         304,874
DFA International Small Cap Value Portfolio                                 333,939         313,206         498,990
Emerging Markets Series                                                     324,859         439,821         246,534
Emerging Markets Value Portfolio (Dimensional Emerging Markets
     Value Fund Inc.)                                                       386,717         669,452         403,490
Emerging Markets Small Cap Series                                            59,080          60,368          96,921
                                                                       ------------    ------------    ------------
TOTAL                                                                  $  6,678,229    $ 16,546,491    $ 13,544,826

         The substantial increases or decreases in the amount of brokerage commissions paid by certain Portfolios from year to year indicated in the foregoing table resulted from increases or decreases in the amount of securities that were bought and sold by those Portfolios.

         Please note that while the following discussion relates to the policies of the Portfolios with respect to brokerage commissions, it should be understood that, with respect to a Feeder Portfolio and International Small Company Portfolio, the discussion applies to the Master Fund in which the Feeder Portfolio invests all of its assets and the International Master Funds, respectively.

         The Fixed Income Portfolios acquire and sell securities on a net basis with dealers which are major market makers in such securities. The Investment Committee of the Advisor selects dealers on the basis of their size, market making and credit analysis ability. When executing portfolio transactions, the Advisor seeks to obtain the most favorable price for the securities being traded among the dealers with whom the Fixed Income Portfolios effect transactions.

         Portfolio transactions will be placed with a view to receiving the best price and execution. The Portfolios will seek to acquire and dispose of securities in a manner which would cause as little fluctuation in the market prices of stocks being purchased or sold as possible in light of the size of the transactions being effected, and brokers will be selected with this goal in view. The Advisor monitors the performance of brokers which effect transactions for the Portfolios to determine the effect that their trading has on the market prices of the securities in which they invest. The Advisor also checks the rate of commission being paid by the Portfolios to their brokers to ascertain that they are competitive with those charged by other brokers for similar services. Dimensional Fund Advisors Ltd. performs these services for the United Kingdom and Continental Small Company Series and DFA Australia Limited performs these services for the Japanese and Pacific Rim Small Company Series. Transactions also may be placed with brokers who provide the Advisor or the sub-advisors with investment research, such as reports concerning individual issuers, industries and general economic and financial trends and other research services.

         The OTC companies eligible for purchase by The U.S. Micro Cap
Series, The U.S. Small Cap Series, The U.S. Small Cap Value Series, The U.S. Small XM Value Series and the DFA Real Estate Securities Portfolio may be thinly traded securities. Therefore, the Advisor believes it needs maximum flexibility to effect OTC trades on a best execution basis. To that end, the Advisor places buy and sell orders with market makers, third market brokers, electronic communications networks ("ECNs") and with brokers on an agency basis. Third market brokers enable the Advisor to trade with other institutional holders directly on a net basis. This allows the Advisor to sometimes trade larger blocks than would be possible by going through a single market maker.

         ECNs, such as Instinet, are electronic information and communication networks whose subscribers include most market makers and many institutions. Such ECNs charge a commission for each trade executed on their systems. For example, on any given trade, a Portfolio, by trading through an ECN, could pay a spread to a dealer on the other side of the trade plus a commission to the ECN. However, placing a buy (or sell) order on an ECN communicates to many (potentially all) market makers and institutions at once. This can create a more complete picture of the market and thus increase the likelihood that the Master Funds and Portfolios can effect transactions at the best available prices.

         During the fiscal year 2001, the Portfolios or, in the case of a Feeder Portfolio, its corresponding Master Fund, paid commissions for securities transactions to brokers which provided market price monitoring services, market studies and research services to the Portfolios or Master Funds as follows:

                                                      VALUE OF
                                                     SECURITIES        BROKERAGE
                                                    TRANSACTIONS      COMMISSIONS
                                                    ------------    -------------
U.S. Large Cap Value                                $ 85,987,146    $    133,985
U.S. Small XM Value                                  119,684,710         263,401
U.S. Small Cap Value                                 114,225,373         235,325
U.S. Small Cap                                        47,865,058         128,407
U.S. Micro Cap                                        36,055,230          86,070
U.S. Large Company                                             0               0
Large Cap International                               16,026,560          24,765
DFA International Value                               52,976,461          62,081
Japanese Small Company                                39,806,467          99,420
Pacific Rim Small Company                                      0               0
DFA International Small Cap Value                     35,026,427          87,556
                                                    ------------    ------------
TOTAL                                               $547,653,432    $  1,121,010

         The investment advisory agreements permit the Advisor knowingly to pay commissions on these transactions which are greater than another broker, dealer or exchange member might charge if the Advisor, in good faith, determines that the commissions paid are reasonable in relation to the research or brokerage services provided by the broker or dealer when viewed in terms of either a particular transaction or the Advisor's overall responsibilities to the Funds. Research services furnished by brokers through whom securities transactions are effected may be used by the Advisor in servicing all of its accounts and not all such services may be used by the Advisor with respect to the Portfolios. Subject to obtaining best price and execution, transactions may be placed with brokers that have assisted in the sale of the Portfolios' shares.

         Brokerage commissions for transactions in securities listed on the Tokyo Stock Exchange ("TSE") and other Japanese securities exchanges are fixed. Under the current regulations of the TSE and the Japanese Ministry of Finance, member and non-member firms of Japanese exchanges are required to charge full commissions to all customers other than banks and certain financial institutions, but members and licensed non-member firms may confirm transactions to banks and financial institution affiliates located outside Japan with institutional discounts on brokerage commissions. The Japanese Small Company Series has been able to avail itself of institutional discounts. The Series' ability to effect transactions at a discount from fixed commission rates depends on a number of factors, including the size of the transaction, the relation between the cost to the member or the licensed non-member firm of effecting such transaction and the commission receivable, and the law, regulation and practice discussed above. There can be no assurance that the Series will continue to be able to realize the benefit of discounts from fixed commissions.

         A Feeder Portfolio will not incur any brokerage or other costs in connection with its purchase or redemption of shares of the corresponding Master Fund.

                             INVESTMENT LIMITATIONS

         Each of the Portfolios has adopted certain limitations which may not be changed with respect to any Portfolio without the approval of a majority of the outstanding voting securities of the Portfolio. A "majority" is defined as the lesser of: (1) at least 67% of the voting securities of the Portfolio (to be affected by the proposed change) present at a meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present or represented by proxy, or (2) more than 50% of the outstanding voting securities of such Portfolio.

         The Portfolios will not:

         (1) invest in commodities or real estate, including limited partnership interests therein, except the DFA Real Estate Securities Portfolio, although they may purchase and sell securities of companies which deal in real estate and securities which are secured by interests in real estate, and all Portfolios except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio may purchase or sell financial futures contracts and options thereon; and the Enhanced U.S. Large Company Portfolio and DFA Short-Term Municipal Bond Portfolio may purchase, sell and enter into indices-related futures contracts, options on such futures contracts, securities-related swap agreements and other derivative instruments;

         (2) make loans of cash, except through the acquisition of repurchase agreements and obligations customarily purchased by institutional investors; and, with respect to the Emerging Markets Value Portfolio, except through the acquisition of publicly traded debt securities and short-term money instruments;

         (3) as to 75% of the total assets of a Portfolio, invest in the securities of any issuer (except obligations of the U.S. Government and its instrumentalities) if, as a result, more than 5% of the Portfolio's total assets, at market, would be invested in the securities of such issuer; provided that this limitation applies to 100% of the total assets of the U.S. Micro Cap Portfolio;

         (4) purchase or retain securities of an issuer if those officers and directors of the Fund or the Advisor owning more than 1/2 of 1% of such securities together own more than 5% of such securities; provided that the U.S. Small XM Value Portfolio, the DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

         (5) borrow, except from banks and as a temporary measure for extraordinary or emergency purposes and then, in no event, in excess of 5% of a Portfolio's gross assets valued at the lower of market or cost; provided that each Portfolio, other than the U.S. Micro Cap, Japanese Small Company, DFA One-Year Fixed Income, DFA Intermediate Government Fixed Income and DFA Five-Year Government Portfolios, may borrow amounts not exceeding 33% of their net assets from banks and pledge not more than 33% of such assets to secure such loans; and with respect to the Emerging Markets Value Portfolio, borrow, except in connection with a foreign currency transaction, the settlement of a portfolio trade, as a temporary measure for extraordinary or emergency purposes, including to meet redemption requests, and, in no event in excess of 33% of the Fund's net assets valued at market;

         (6) pledge, mortgage, or hypothecate any of its assets to an extent greater than 10% of its total assets at fair market value, except as described in (5) above; provided that the U.S. Small XM Value Portfolio, the DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

         (7) invest more than 10% of the value of the Portfolio's total assets in illiquid securities, which include certain restricted securities, repurchase agreements with maturities of greater than seven days, and other illiquid investments; provided that the Enhanced U.S. Large Company Portfolio, U.S. Small XM Value Portfolio, DFA Two-Year Global Fixed Income Portfolio, International Small Company, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolios are not subject to this limitation, and the DFA Real Estate Securities Portfolio, the U.S. Small Cap Value Portfolio, the U.S. Large Cap Value Portfolio, the DFA International Value Portfolio, the U.S. Small Cap Portfolio, the Emerging Markets Portfolio, DFA International Small Cap Value Portfolio and the DFA Short-Term Municipal Bond Portfolio may invest not more than 15% of their total assets in illiquid securities;

         (8) engage in the business of underwriting securities issued by others;

         (9) invest for the purpose of exercising control over management of any company; provided that the U.S. Micro Cap Portfolio, the U.S. Small XM Value Portfolio and the DFA Short-Term Municipal Bond Portfolio are not subject to this limitation;

         (10) invest its assets in securities of any investment company, except in connection with a merger, acquisition of assets, consolidation or reorganization; provided that (a) the DFA Real Estate Securities Portfolio may invest in a REIT that is registered as an investment company; (b) each of the U.S. Small XM Value Portfolio, Enhanced U.S. Large Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio, Emerging Markets Value Portfolio, International Small Company Portfolio, U.S. Micro Cap Portfolio and DFA Short-Term Municipal Bond Portfolio may invest its assets in securities of investment companies and units of such companies such as, but not limited to, S&P Depository Receipts;

         (11) invest more than 5% of its total assets in securities of companies which have (with predecessors) a record of less than three years' continuous operation; except this limitation does not apply to the U.S. Micro Cap Portfolio, U.S. Small XM Value Portfolio, DFA Real Estate Securities Portfolio and DFA Short-Term Municipal Bond Portfolio;

         (12) acquire any securities of companies within one industry if, as a result of such acquisition, more than 25% of the value of the Portfolio's total assets would be invested in securities of companies within such industry; except that (a) DFA One-Year Fixed Income and DFA Two-Year Global Fixed Income Portfolios shall invest more than 25% of its total assets in obligations of banks and bank holding companies in the circumstances described in the prospectus under "Investments in the Banking Industry" and as otherwise described under "Portfolio Strategy;" and (b) DFA Real Estate Securities Portfolio shall invest more than 25% of its total assets in securities of companies in the real estate industry;

         (13) write or acquire options (except as described in (1) above) or interests in oil, gas or other mineral exploration, leases or development programs, except that the Enhanced U.S. Large Company Portfolio, the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolios are not subject to these limitations;

         (14) purchase warrants, however, the Domestic and International Equity Portfolios may acquire warrants as a result of corporate actions involving their holdings of other equity securities; provided that the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolios are not subject to this limitation;

         (15) purchase securities on margin or sell short; provided that the U.S. Small XM Value Portfolio, DFA Short-Term Municipal Bond Portfolio and Emerging Markets Value Portfolios are not subject to the limitation on selling securities short;

         (16) acquire more than 10% of the voting securities of any issuer; provided that (a) this limitation applies only to 75% of the assets of the DFA Real Estate Securities Portfolio, the Value Portfolios, the Emerging Markets Portfolio, the Emerging Markets Small Cap Portfolio, the DFA International Small Cap Value Portfolio and the Emerging Markets Value Portfolio; and
                  (b) the U.S. Micro Cap Portfolio and DFA Short-Term Municipal Bond Portfolio are not subject to this limitation; or

         (17) issue senior securities (as such term is defined in Section 18(f) of the Investment Company Act of 1940 (the "1940 Act")), except to the extent permitted by the 1940 Act.

         The investment limitations described in (3), (4), (7), (9), (10), (11),
(12) and (16) above do not prohibit each Feeder Portfolio and International Small Company Portfolio from investing all or substantially all of its assets in the shares of another registered, open-end investment company, such as the Master Funds or the International Master Funds, respectively. The investment limitations of each Master Fund are the same as those of the corresponding Feeder Portfolio.

         The investment limitations described in (1) and (15) above do not prohibit each Portfolio that may purchase or sell financial futures contracts and options thereon from making margin deposits to the extent permitted under applicable regulations; and the investment limitations described in (1), (13) and (15) above do not prohibit the Enhanced U.S. Large Company Portfolio or DFA Short-Term Municipal Bond Portfolio from: (i) making margin deposits in connection with transactions in options; and (ii) maintaining a short position, or purchasing, writing or selling puts, calls, straddles, spreads or combinations thereof in connection with transactions in options, futures, and options on futures and transactions arising under swap agreements or other derivative instruments.

         For purposes of (5) above, the Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio (indirectly through their investment in the corresponding Master Funds) may borrow in connection with a foreign currency transaction or the settlement of a portfolio trade. The only type of borrowing contemplated thereby is the use of a letter of credit issued on such Master Funds' behalf in lieu of depositing initial margin in connection with currency futures contracts, and the Master Funds have no present intent to engage in any other types of borrowing transactions under this authority.

         Although (2) above prohibits cash loans, the Portfolios are authorized to lend portfolio securities. Inasmuch as the Feeder Portfolios and International Small Company Portfolio will only hold shares of certain Master Funds, these Portfolios do not intend to lend those shares.

         For purposes of (3) above, in the case of the DFA Short-Term Municipal Bond Portfolio, this limitation does not apply to any municipal bond guaranteed by the U.S. government.

         For the purposes of (7) above, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio (indirectly through their investment in the corresponding Master Funds) and DFA Five-Year Global Fixed Income Portfolio may invest in commercial paper that is exempt from the registration requirements of the Securities Act of 1933 (the "1933 Act") subject to the requirements regarding credit ratings stated in the prospectus under "Description of Investments." Further, pursuant to Rule 144A under the 1933 Act, the Portfolios may purchase certain unregistered (i.e. restricted) securities upon a determination that a liquid institutional market exists for the securities. If it is decided that a liquid market does exist, the securities will not be subject to the 10% or 15% limitation on holdings of illiquid securities stated in (7) above. While maintaining oversight, the Board of Directors has delegated the day-to-day function of making liquidity determinations to the Advisor. For Rule 144A securities to be considered liquid, there must be at least two dealers making a market in such securities. After purchase, the Board of Directors and the Advisor will continue to monitor the liquidity of Rule 144A securities.

         For purposes of (12) above, the DFA Five-Year Global Fixed Income Portfolio will not concentrate its investments in a single industry. This means that it will not invest more than 25% of its assets in securities of companies in any one industry. Management does not consider securities which are issued by the U.S. government or its agencies or instrumentalities to be investments in an "industry." However, management currently considers securities issued by a foreign government (but not the U.S. Government or its agencies or instrumentalities) to be subject to the 25% limitation. Thus, not more than 25% of the Portfolio's total assets will be invested in securities issued by any one foreign government or supranational organization. The Portfolio might invest in certain securities issued by companies, such as Caisse Nationale des Telecommunication, a communications company, whose obligations are guaranteed by a foreign government. Management considers such a company to be within a particular industry (in this case, the communications industry) and, therefore, the Portfolio will invest in the securities of such a company only if it can do so under the Portfolio's policy of not being concentrated in any single industry.

         For purposes of (12) above, the DFA Short-Term Municipal Bond Portfolio may invest more than 25% of its assets in tax-exempt securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, or by a state or local government or a political subdivision of any of the foregoing; the Portfolio will not otherwise invest in an industry if, after giving affect to that investment, the Portfolio's holding in that industry would exceed 25% of its total assets. For these purposes, the identification of the issuer of a municipal security depends on the terms and conditions of the security. When assets and revenues of a political subdivision are separate from those of the government that created the subdivision and the security is backed only by the assets and revenues of the subdivision, the subdivision is deemed to be the sole issuer. Similarly, in the case of an industrial development bond, if only the assets and revenues of a nongovernmental user back the bond, then the nongovernmental user would be deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees the security, the guarantee would be considered a separate entity that would be treated as an issue of the guaranteeing entity.

         Although not a fundamental policy subject to shareholder approval: (1) the Large Cap International and Small Company Portfolios, including the U.S. Small Cap Portfolio, Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio (directly or indirectly through their investment in the Master Funds) do not intend to purchase interests in any real estate investment trust; and (2) the Portfolios (directly or indirectly through their investment in the Master Funds) do not intend to invest more than 15% of their net assets in illiquid securities.

         The International Equity, DFA Two-Year Global Fixed Income, Enhanced U.S. Large Company and DFA Five-Year Global Fixed Income Portfolios (directly or indirectly through their investment in the Master Funds) may acquire and sell forward foreign currency exchange contracts in order to hedge against changes in the level of future currency rates. Such contracts involve an obligation to purchase or sell a specific currency at a future date at a price set in the contract. While each Value Portfolio, the DFA International Value Portfolio and the DFA Real Estate Securities Portfolio (directly or indirectly through their investment in the Master Funds), have retained authority to buy and sell financial futures contracts and options thereon, they have no present intention to do so.

         Notwithstanding any of the above investment restrictions, the Emerging Markets Series, the Emerging Markets Small Cap Series and the Dimensional Emerging Markets Value Fund may establish subsidiaries or other similar vehicles for the purpose of conducting their investment operations in Approved Markets, if such subsidiaries or vehicles are required by local laws or regulations governing foreign investors such as the Master Funds or the Dimensional Emerging Markets Value Fund or whose use is otherwise considered by the Master Funds or the Dimensional Emerging Markets Value Fund to be advisable. Each Master Fund or the Dimensional Emerging Markets Value Fund would "look through" any such vehicle to determine compliance with its investment restrictions.

         Subject to future regulatory guidance, for purposes of those investment limitations identified above that are based on total assets, "total assets" refers to the assets that the Portfolios and Master Funds own, and does not include assets which the Portfolios and Master Funds do not own but over which they have effective control. For example, when applying a percentage investment limitation that is based on total assets, a Portfolio or Master Fund will exclude from its total assets those assets which represent collateral received by the Portfolio or Master Fund for its securities lending transactions.

         Unless otherwise indicated, all limitations applicable to the Portfolios' and Master Funds' investments apply only at the time that a transaction is undertaken. Any subsequent change in a rating assigned by any rating service to a security or change in the percentage of a Portfolio's or Master Fund's assets invested in certain securities or other instruments resulting from market fluctuations or other changes in a Portfolio's or Master Fund's total assets will not require a Portfolio or Master Fund to dispose of an investment until the Advisor determines that it is practicable to sell or closeout the investment without undue market or tax consequences. In the event that ratings services assign different ratings to the same security, the Advisor will determine which rating it believes best reflects the security's quality and risk at that time, which may be the higher of the several assigned ratings.

                            OPTIONS ON STOCK INDICES

         The Enhanced U.S. Large Company Series may purchase and sell options on stock indices. With respect to the sale of call options on stock indices, pursuant to published positions of the Securities and Exchange Commission (the "Commission"), the Enhanced U.S. Large Company Series will either (1) maintain with its custodian liquid assets equal to the contract value (less any margin deposits); (2) hold a portfolio of stocks substantially replicating the movement of the index underlying the call option; or (3) hold a separate call on the same index as the call written where the exercise price of the call held is (a) equal to or less than the exercise price of the call written, or (b) greater than the exercise price of the call written, provided the difference is maintained by the Series in liquid assets in a segregated account with its custodian. With respect to the sale of put options on stock indices, pursuant to published Commission positions, the Enhanced U.S. Large Company Series will either (1) maintain liquid assets equal to the exercise price (less any margin deposits) in a segregated account with its custodian; or (2) hold a put on the same index as the put written where the exercise price of the put held is (a) equal to or greater than the exercise price of the put written, or (b) less than the exercise price of the put written, provided an amount equal to the difference is maintained by the Series in liquid assets in a segregated account with its custodian.

         Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying index, exercise price, and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when the Enhanced U.S. Large Company Series desires.

         The Enhanced U.S. Large Company Series will realize a gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Series will realize a loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying index in relation to the exercise price of the option, the volatility of the underlying index, and the time remaining until the expiration date.

         If an option written by the Enhanced U.S. Large Company Series expires, the Series realizes a gain equal to the premium received at the time the option was written. If an option purchased by the Enhanced U.S. Large Company Series expires unexercised, the Series realizes a loss equal to the premium paid.

         The premium paid for a put or call option purchased by the Enhanced U.S. Large Company Series is an asset of the Series. The premium received for an option written by the Series is recorded as a deferred credit. The value of an option purchased or written is marked to market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

RISKS ASSOCIATED WITH OPTIONS ON INDICES

         There are several risks associated with transactions in options on indices. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. The value of an option position will reflect, among other things, the current market price of the underlying index, the time remaining until expiration, the relationship of the exercise price, the term structure of interest rates, estimated price volatility of the underlying index and general market conditions. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

         Options normally have expiration dates of up to 90 days. The exercise price of the options may be below, equal to or above the current market value of the underlying index. Purchased options that expire unexercised have no value. Unless an option purchased by the Enhanced U.S. Large Company Series is exercised or unless a closing transaction is effected with respect to that position, the Enhanced U.S. Large Company Series will realize a loss in the amount of the premium paid and any transaction costs.

         A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. Although the Enhanced U.S. Large Company Series intends to purchase or write only those options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any specific time. Closing transactions may be effected with respect to options traded in the over the counter markets only by negotiating directly with the other party to the option contract, or in a secondary market for the option if such a market exists. There can be no assurance that the Enhanced U.S. Large Company Series will be able to liquidate an over the counter option at a favorable price at any time prior to expiration. In the event of insolvency of the counter-party, the Series may be unable to liquidate an over the counter option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Enhanced U.S. Large Series would have to exercise those options which they have purchased in order to realize any profit. With respect to options written by the Enhanced U.S. Large Company Series, the inability to enter into a closing transaction may result in material losses to the Series.

         Index prices may be distorted if trading of a substantial number of securities included in the index is interrupted causing the trading of options on that index to be halted. If a trading halt occurred, the Enhanced U.S. Large Company Series would not be able to close out options which it had purchased and may incur losses if the underlying index moved adversely before trading resumed. If a trading halt occurred and restrictions prohibiting the exercise of options were imposed through the close of trading on the last day before expiration, exercises on that day would be settled on the basis of a closing index value that may not reflect current price information for securities representing a substantial portion of the value of the index.

         The Enhanced U.S. Large Company Series' activities in the options markets may result in higher fund turnover rates and additional brokerage costs; however, the Series may also save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

INVESTMENT LIMITATIONS ON OPTIONS TRANSACTIONS

         The ability of the Enhanced U.S. Large Company Series to engage in options transactions is subject to certain limitations. The Enhanced U.S. Large Company Series will only invest in over-the-counter options to the extent consistent with the 15% limit on investments in illiquid securities.

                                FUTURES CONTRACTS

         Please note that while the following discussion relates to the policies of certain Portfolios with respect to futures contracts, it should be understood that with respect to a Feeder Portfolio, the discussion applies to the Master

Fund in which the Feeder Portfolio invests all of its assets and, with respect to the International Small Company Portfolio, the International Master Funds.

         All Portfolios, except the U.S. Micro Cap and U.S. Small Cap Portfolios, the DFA One-Year Fixed Income Portfolio and the DFA Five-Year Government Portfolio, may enter into futures contracts and options on futures contracts. Such Portfolios (with the exception of Enhanced U.S. Large Company Portfolio and its corresponding Master Fund) may enter into futures contracts and options on future contracts only for the purpose of remaining fully invested and to maintain liquidity to pay redemptions. The Enhanced U.S. Large Company Portfolio may use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy.

         Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of defined securities at a specified future time and at a specified price. Futures contracts which are standardized as to maturity date and underlying financial instrument are traded on national futures exchanges. The Portfolios or Master Fund will be required to make a margin deposit in cash or government securities with a broker or custodian to initiate and maintain positions in futures contracts. Minimal initial margin requirements are established by the futures exchange and brokers may establish margin requirements which are higher than the exchange requirements. After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional "variation" margin will be required. Conversely, reduction in the contract value may reduce the required margin resulting in a repayment of excess margin to the Portfolio or Master Fund. Variation margin payments are made to and from the futures broker for as long as the contract remains open. The Portfolios or Master Funds expect to earn income on their margin deposits. To the extent that a Master Fund or Portfolio invests in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%. Pursuant to published positions of the Commission, the Portfolios or Master Funds may be required to maintain segregated accounts consisting of liquid assets, (or, as permitted under applicable interpretations, enter into offsetting positions) in connection with its futures contract transactions in order to cover its obligations with respect to such contracts.

         Positions in futures contracts may be closed out only on an exchange which provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for any particular futures contract at any specific time. Therefore, it might not be possible to close a futures position and, in the event of adverse price movements, the Portfolio or Master Fund would continue to be required to make variation margin deposits. In such circumstances, if the Portfolio or Master Fund has insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when it might be disadvantageous to do so. Management intends to minimize the possibility that it will be unable to close out a futures contract by only entering into futures which are traded on national futures exchanges and for which there appears to be a liquid secondary market.



                            CASH MANAGEMENT PRACTICES

         All Portfolios and Master Funds engage in cash management practices in order to earn income on uncommitted cash balances. Generally, cash is uncommitted pending investment in other obligations, payment of redemptions or in other circumstances where the Advisor believes liquidity is necessary or desirable. For example, in the case of the Emerging Markets Master Funds, cash investments may be made for temporary defensive purposes during periods in which market, economic or political conditions warrant.

         All the Portfolios and Master Funds may invest cash in short-term repurchase agreements. In addition, the following cash investments are permissible:

                                                                                                       PERCENTAGE
PORTFOLIOS AND MASTER FUNDS                             PERMISSIBLE CASH INVESTMENT                   GUIDELINES*
------------------------------------------------------------------------------------------------------------------

U.S. Large Company                      Short-term fixed income obligations same as One-Year Fixed         5%
                                        Income Portfolio; index futures contracts and options
                                        thereon***

Enhanced U.S. Large Company             Short-term fixed income obligations same as Two-Year               N.A.
                                        Global


                                                                                                       PERCENTAGE
PORTFOLIOS AND MASTER FUNDS                             PERMISSIBLE CASH INVESTMENT                   GUIDELINES*
------------------------------------------------------------------------------------------------------------------

                                        Fixed Income Portfolio; shares of money market
                                        mutual funds;** index futures contracts and options
                                        thereon***

U.S. Small Cap, Japanese Small          No limitations, except not permitted to invest in
Company, Pacific Rim Small Company,     registered money market mutual funds
United Kingdom Small Company and
Continental Small Company                                                                                 20%

U.S. Micro Cap                          No limitations                                                    20%

U.S. Large Cap Value and U.S. Small     High quality, highly liquid fixed income securities such
Cap Value                               as money market instruments; index futures contracts and
                                        options thereon***                                                20%

U.S. Small XM Value                     High quality, highly liquid fixed income securities such
                                        as money market instruments; shares of money market mutual
                                        funds;** index futures contracts and options thereon***           20%

DFA Real Estate Securities Portfolio    Fixed income obligations such as money market instruments;
                                        index futures contracts and options thereon***                    20%

Large Cap International Portfolio       Fixed income obligations such as money market instruments;
                                        index futures contracts and options thereon***                    20%

International Small Company Portfolio   Short-term, high quality fixed income obligations            Small portion

DFA International Small Cap Value       Index future contracts and options thereon***
Portfolio                                                                                                 ***

DFA International Value Portfolio and   Fixed income obligations such as money market instruments;
Master Fund                             index futures contracts and options thereon***                    20%


The Emerging Markets Portfolios and     Money market instruments; highly liquid debt securities;
Master Funds                            freely convertible currencies; shares of money market
                                        mutual funds;** index futures contracts and options thereon
                                        ***                                                               10%

DFA Intermediate Government Fixed       Future contracts on U.S. Treasury securities or options on
Income Portfolio                        such contracts                                                    N.A.

DFA Short-Term Municipal Bond           Short-term fixed income obligations same as One-Year Fixed        20%
Portfolio                               Income Portfolio; highly liquid debt securities; shares of money market mutual funds, including tax-managed money
                                        market funds;** index futures contracts and options
                                        thereon***


* The percentage guidelines set forth above are not absolute limitations but the Portfolios and Master Funds do not expect to exceed these guidelines under normal circumstances.

** Investments in money market mutual funds may involve duplication of certain fees and expenses.

*** To the extent that such Master Funds or Portfolios invest in futures contracts and options thereon for other than bona fide hedging purposes, no Master Fund or Portfolio will enter into such transactions if, immediately thereafter, the sum of the amount of initial margin deposits and premiums required to establish such positions would exceed 5% of the Master Fund's or Portfolio's net assets, after taking into account unrealized profits and unrealized losses on such contracts it has entered into; provided, however, that, in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5%.

                             CONVERTIBLE DEBENTURES

         Each of the International Equity Portfolios and Master Funds may invest up to 5% of its assets in convertible debentures issued by non-U.S. companies located in the countries where such Portfolio or Master Fund is permitted to invest. In addition, the U.S. Small Cap Series and the U.S. Micro Cap Series are authorized to invest in private placements of interest-bearing debentures that are convertible into common stock. Convertible debentures include corporate bonds and notes that may be converted into or exchanged for common stock. These securities are generally convertible either at a stated price or a stated rate (that is, for a specific number of shares of common stock or other security). As with other fixed income securities, the price of a convertible debenture to some extent varies inversely with interest rates. While providing a fixed income stream (generally higher in yield than the income derived from a common stock but lower than that afforded by a nonconvertible debenture), a convertible debenture also affords the investor an opportunity, through its conversion feature, to participate in the capital appreciation of the common stock into which it is convertible. As the market price of the underlying common stock declines, convertible debentures tend to trade increasingly on a yield basis and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible debenture tends to rise as a reflection of the value of the underlying common stock. To obtain such a higher yield, a Portfolio or Master Fund may be required to pay for a convertible debenture an amount in excess of the value of the underlying common stock. Common stock acquired by a Portfolio or Master Fund upon conversion of a convertible debenture will generally be held for as long as the Advisor anticipates such stock will provide the Portfolio with opportunities which are consistent with the Portfolio's investment objective and policies.

                            PORTFOLIO TURNOVER RATES

         Generally, securities will be purchased by the Equity Portfolios and Master Funds with the expectation that they will be held for longer than one year. Because the relative market capitalizations of small companies compared with larger companies generally do not change substantially over short periods of time, the portfolio turnover rates of the Small Company Portfolios ordinarily are anticipated to be low. The One-Year Fixed Income Series, Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio are expected to have high portfolio turnover rates due to the relatively short maturities of the securities to be acquired. The portfolio turnover rates for Two-Year Global Fixed Income Series and DFA Five-Year Government Portfolio have varied from year to year due to market and other conditions. In addition, variations in turnover rates occur because securities are sold when, in the Advisor's judgment, the return will be increased as a result of portfolio transactions after taking into account the cost of trading.

                     DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO

         The DFA Short-Term Municipal Bond Portfolio may invest in certain types of securities and engage in certain investment practices that the other Portfolios and Master Funds do not. Set forth below is a description of certain types of securities that the Portfolio may purchase and certain investment techniques that the Portfolio may use to attempt to achieve its investment objective.

VARIABLE RATE OBLIGATIONS AND DEMAND NOTES

         The DFA Short-Term Municipal Bond Portfolio may invest in variable rate obligations. Variable rate obligations have a yield that is adjusted periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate fixed to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. Variable rate obligations lessen the capital fluctuations usually inherent in fixed income investments. This diminishes the risk of capital depreciation of investment securities in the Portfolio and, consequently, of Portfolio shares. However, if interest rates decline, the yield of the Portfolio will decline, causing the Portfolio and its shareholders to forego the opportunity for capital appreciation of the Portfolio's investments and of their shares.

         The DFA Short-Term Municipal Bond Portfolio may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment on demand, a bank letter of credit or other liquidity facility may support the note.

STANDBY COMMITMENTS

         These instruments, which are similar to a put, give the DFA Short-Term Municipal Bond Portfolio the option to obligate a broker, dealer or bank to repurchase a security held by the Portfolio at a specified price.

TENDER OPTION BONDS

         Tender option bonds are relatively long-term bonds that are coupled with the option to tender the securities to a bank, broker-dealer or other financial institution at periodic intervals and receive the face value of the bond. This investment structure is commonly used as a means of enhancing a security's liquidity.

STRUCTURED OR INDEXED SECURITIES

         The DFA Short-Term Municipal Bond Portfolio may invest in structured or indexed securities. The value of the principal of and/or interest on such securities is determined by reference to changes in the value of specific currencies, interest rates, commodities, indices or other financial indicators (the "Reference") or the relative change in the two or more References. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable Reference. The terms of the structured or indexed securities may provide that, in certain circumstances, no principal is due at maturity and, therefore, may result in a loss of the Portfolio's investment. Structured or indexed securities may be positively or negatively indexed, so that appreciation of the Reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in interest rates or the value of the security at maturity may be some multiple of the change in the value of the Reference. Consequently, structured or indexed securities may entail a greater degree of market risk than other types of debt securities because the Portfolio bears the risk of the Reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities.

ZERO COUPON BONDS

         The DFA Short-Term Municipal Bond Portfolio may invest in zero coupon bonds. Zero coupon bonds generally pay no cash interest (or dividends, in the case of preferred stock) to their holders prior to maturity. Accordingly, such securities usually are issued and traded at a deep discount from their face or par value and generally are subject to greater fluctuations of market value in response to changing interest rates than securities of comparable maturities and credit quality that pay cash interest (or dividends, in the case of preferred stock) on a current basis. Although the Portfolio will receive no payments on its zero coupon bonds prior to their maturity or disposition, the Portfolio will be required, for federal income tax purposes, generally to include in its dividends each year an amount equal to the annual income that accrues on its zero coupon securities. Such dividends will be paid from the cash assets of the Portfolio, from borrowings or by liquidation of portfolio securities, if necessary, at a time that the Portfolio otherwise would not have done so. To the extent the Portfolio is required to liquidate thinly traded securities, it may be able to sell such securities only at prices lower than if such securities were more widely traded. The risks associated with holding securities that are not readily marketable may be accentuated at such time. To the extent the proceeds from any such dispositions are used by the Portfolio to pay distributions, the Portfolio will not be able to purchase additional income-producing securities with such proceeds, and as a result its current income ultimately may be reduced.

MUNICIPAL LEASE OBLIGATIONS

         The DFA Short-Term Municipal Bond Portfolio may invest in municipal lease obligations. These securities are sometimes considered illiquid because of the inefficiency and thinness of the market in which they are traded. Under the supervision of the Board of Directors, the Advisor may determine to treat certain municipal lease obligations as liquid, and therefore not subject to the Portfolio's 15% limit on illiquid securities. The factors that the Advisor may consider in making these liquidity determinations include: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to underwrite and make a market in the security; (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of transfer; and
(5) factors unique to a particular security, including general creditworthiness of the issuer, the importance to the issuer of the property covered by the lease and the likelihood that the marketability of the securities will be maintained throughout the time the security is held by the Portfolio.

WHEN-ISSUED SECURITIES

         The DFA Short-Term Municipal Bond Portfolio may purchase tax-exempt securities on a "when-issued" basis. In buying "when-issued" securities, the Portfolio commits to buy securities at a certain price even though the securities may not normally be delivered for up to 45 days. The Portfolio pays for the securities and begins earning interest when the securities are actually delivered. As a consequence, it is possible that the market price of the securities at the time of delivery may be higher or lower than the purchase price. It is also possible that the securities will never be issued and the commitment cancelled.

MUNICIPAL BOND INSURANCE

         The Advisor anticipates that a portion of the DFA Short-Term Municipal Bond Portfolio's investment portfolio will be invested in municipal securities whose principal and interest payments are guaranteed by a top-rated private insurance company at the time of purchase. The Portfolio's insurance coverage may take one of several forms. A primary insurance policy is purchased by a municipal securities issuer at the time the securities are issued. This insurance is likely to increase the credit rating of the securities, as well as their purchase price and resale value. A mutual fund insurance policy is purchased by the Portfolio and used to guarantee specific securities only while the securities are held by the Portfolio. Finally, a secondary market insurance policy is purchased by a bond investor (such as the Portfolio) or a broker after the bond has been issued and insures the bond until its maturity date. Both primary insurance and secondary market insurance are non-cancelable and continue in force so long as the insured security is outstanding and the respective insurer remains in business. Premiums for portfolio insurance, if any, would be paid from the Portfolio's assets and would reduce the current yield on its investment portfolio by the amount of such premiums.

Portfolio insurance coverage that terminates upon the sale of an insured security by the DFA Short-Term Municipal Bond Portfolio, may not improve the resale value of the security. Therefore, unless the Portfolio elects to purchase secondary market insurance with respect to such securities or such securities are already covered by primary insurance, the Portfolio generally will retain any such securities insured by portfolio insurance that are in default or in significant risk of default, and will place a value on the insurance equal to the difference between the market value of the defaulted security and the market value of similar securities that are not in default.

The DFA Short-Term Municipal Bond Portfolio is authorized to obtain portfolio insurance from insurers that have obtained a claims-paying ability rating of AAA from S&P or Aaa (or a short-term rating of MIG-1) from Moody's, including AMBAC Indemnity Corporation, Municipal Bond Investors Assurance Corporation and Financial Guaranty Insurance Company.

A Moody's insurance claims-paying ability rating is an opinion of the ability of an insurance company to repay punctually senior policyholder obligations and claims. An insurer with an insurance claims-paying ability rating of Aaa is adjudged by Moody's to be of the best quality. In the opinion of Moody's, the policy obligations of an insurance company with an insurance claims-paying ability rating of Aaa carry the smallest degree of credit risk and, while the financial strength of these companies is likely to change, such changes as can be visualized are most unlikely to impair the company's fundamentally strong position. An S&P insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with its terms. An insurer with an insurance claims-paying ability rating of AAA has the highest rating assigned by S&P. The capacity of an insurer so rated to honor insurance contracts is adjudged by S&P to be extremely strong and highly likely to remain so over a long period of time.

An insurance claims-paying ability rating by Moody's or S&P does not constitute an opinion on any specific insurance contract in that such an opinion can only be rendered upon the review of the specific insurance contract. Furthermore, an insurance claims-paying ability rating does not take into account deductibles, surrender or cancellation penalties or the timeliness of payment; nor does it address the ability of a company to meet non-policy obligations (i.e., debt contracts).

The assignment of ratings by Moody's or S&P to debt issues that are fully or partially supported by insurance policies, contracts or guarantees is a separate process from the determination of insurance claims-paying ability ratings. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a likely element in the rating determination for such debt issues.

PARTICIPATION INTERESTS

         A participation interest in a municipal security gives the purchaser an undivided interest in the municipal obligation in the proportion that the DFA Short-Term Municipal Bond Portfolio's participation interest bears to the total principal amount of the municipal obligation. These instruments may have fixed, floating or variable rates of interest. If the participation interest is unrated, or has been given a rating below one that is otherwise permissible for purchase by the Portfolio, the participation interest will be backed by an irrevocable letter of credit or guarantee of a bank that the Board of Directors has determined meets certain quality standards, or the payment obligation otherwise will be collateralized by government securities. The Portfolio will have the right, with respect to certain participation interests, to demand payment, on a specified number of days' notice, for all or any part of the Portfolio's participation interest in the municipal obligation, plus accrued interest. The Portfolio intends to exercise its right to demand payment only upon a default under the terms of the municipal obligation, or to maintain or improve the quality of its investment portfolio. The Portfolio will invest no more than 5 percent of the value of its assets in participation interests.

MUNICIPAL CUSTODY RECEIPTS

         The DFA Short-Term Municipal Bond Portfolio also may acquire custodial receipts or certificates underwritten by securities dealers or banks that evidence ownership of future interest payments, principal payments, or both, on certain municipal securities. The underwriter of these certificates or receipts typically purchases municipal securities and deposits the securities in an irrevocable trust or custody account with a custodian bank, which then issues receipts or certificates that evidence ownership of the periodic unmatured coupon payments and the final principal payment on the securities. Custody receipts evidencing specific coupon or principal payments have the same general attributes as zero coupon municipal securities described above. Although under the terms of a custody receipt the Portfolio would be typically authorized to assert its rights directly against the issuer of the underlying obligation, the Portfolio could be required to assert through the custodian bank those rights as may exist against the underlying issuers. Thus, in the event the underlying issuer fails to pay principal and/or interest when due, the Portfolio may be subject to delays, expenses and risks that are greater than those that would have been involved if the Portfolio had purchased a direct obligation of the issuer. In addition, in the event that the trust or custody account in which the underlying security has been deposited is determined to be an association taxable as a corporation, instead of a non-taxable entity, the yield on the underlying security would be reduced in recognition of any taxes paid.

                             DIRECTORS AND OFFICERS

DIRECTORS

         The Board of Directors of each Fund is responsible for establishing the Fund's policies and for overseeing the management of the Fund. The Directors of the Funds, including all of the disinterested Directors, have adopted written procedures to monitor potential conflicts of interest that might develop between the Feeder Portfolios and the Master Funds.

         Each Board has an Audit Committee comprised of George M. Constantinides, Roger G. Ibbotson and Abbie J. Smith. Each member of the Audit Committee is a disinterested Director. The Audit Committee for each Board oversees the Fund's accounting and financial reporting policies and practices, the Fund's internal controls and other oversight functions as requested by the Board. The Audit Committee for each Board also acts as a liaison between the Fund's independent certified public accountants and the full Board. There were two Audit Committee meetings for each Fund held during the fiscal year ended November 30, 2001.

         Certain biographical information for each disinterested Director and each interested Director of the Funds is set forth in the tables below, including a description of each Director's experience as a Director of the Funds and as a director or trustee of other funds, as well as other recent professional experience.

DISINTERESTED DIRECTORS



                                  TERM OF                                                    PORTFOLIOS       OTHER
                                 OFFICE(1)                                                   WITHIN THE   DIRECTORSHIPS
                                    AND                                                       DFA FUND      OF PUBLIC
   NAME, AGE AND                 LENGTH OF                                                   COMPLEX(2)     COMPANIES
      ADDRESS         POSITION    SERVICE      PRINCIPAL OCCUPATION DURING PAST 5 YEARS       OVERSEEN         HELD
--------------------- --------- ----------- ---------------------------------------------- ------------- --------------
George M.             Director  DFAIDG-     Leo Melamed Professor of Finance, Graduate     87
Constantinides                  since 1983  School of Business, University of Chicago.     portfolios
1101 E. 58th Street             DIG-since                                                  in 4
Chicago, IL 60637               1993                                                       investment
Date of Birth:                                                                             companies
9/22/47

John P. Gould         Director  DFAIDG-     Steven G. Rothmeier Distinguished Service      87            Trustee,
1101 E. 58th Street             since 1986  Professor of Economics, Graduate School of     portfolios    Harbor Fund
Chicago, IL 60637               DIG-since   Business, University of Chicago. Principal     in 4          (registered
Date of Birth:                     1993     and Executive Vice President, Lexecon Inc.     investment    investment
1/19/39                                     (economics, law, strategy and finance          companies     company) (13
                                            consulting). Formerly, President, Cardean                    Portfolios).
                                            University (division of UNext.com). Member
                                            of the Boards of Milwaukee Mutual Insurance
                                            Company and UNext.com. Formerly, Trustee,
                                            First Prairie Funds (registered investment
                                            company).

Roger G. Ibbotson     Director  DFAIDG-     Professor in Practice of Finance, Yale         87
Yale School of                  since 1981  School of Management. Director, BIRR           portfolios
Management                      DIG-since   Portfolio Analysis, Inc. (software             in 4
P.O. Box 208200                    1993     products). Chairman, Ibbotson Associates,      investment
New Haven, CT                               Inc., Chicago, IL (software, data,             companies
06520-8200                                  publishing and consulting). Partner, Zebra
Date of Birth:                              Capital Management, LLC (hedge fund
5/27/43                                     manager). Formerly, Director, Hospital Fund,
                                            Inc. (investment management services).

Myron S. Scholes      Director  DFAIDG-     Frank E. Buck Professor Emeritus of Finance,   87            Director,
Oak Hill Capital                since 1981  Stanford University. Partner, Oak Hill         portfolios    American
Management, Inc.                DIG-since   Capital Management. Chairman, Oak Hill         in 4          Century Fund
2775 Sand Hill Rd.              1993        Platinum Partners. Director, Financial         investment    Complex
Suite 220                                   Engines. Director, Chicago Mercantile          companies     (registered
Menlo Park, CA                              Exchange. Consultant, Arbor Investors.                       investment
94025                                       Formerly, Director, Smith Breeden Family of                  companies)
Date of Birth:                              Funds and Partner, Long-Term Capital                         (38
7/01/41                                     Management.                                                  Portfolios).

Abbie J. Smith        Director  DFAIDG-     Marvin Bower Fellow, Harvard Business School   87            Director,
425 Morgan Hall                 since 2000  (9/01 to 8/02). Boris and Irene Stern          portfolios    HON
Soldiers Field,                 DIG-since   Professor of Accounting, Graduate School of    in 4          Industries
Boston, MA 02163                2000        Business, University of Chicago.               investment    Inc. (office
Date of Birth:                                                                             companies     furniture).
4/30/53


INTERESTED DIRECTORS

         The following Interested Directors are described as such because they are deemed to be "interested persons," as that term is defined under the 1940 Act, due to their positions with the Advisor.


                               TERM OF                                                  PORTFOLIOS       OTHER
                              OFFICE(1)                                                 WITHIN THE   DIRECTORSHIPS
                                AND                                                      DFA FUND      OF PUBLIC
NAME, AGE AND                 LENGTH OF                                                 COMPLEX(2)     COMPANIES
  ADDRESS         POSITION    SERVICE      PRINCIPAL OCCUPATION DURING PAST 5 YEARS      OVERSEEN         HELD
----------------- --------- ----------- ---------------------------------------------- ------------- --------------
David G. Booth    Director,  DFAIDG-     President, Chairman-Chief Executive           87           Director, Assante
1299 Ocean        President  since 1981  Officer and Director of the following         portfolios   Corporation
Avenue            and        DIG-since   companies: Dimensional Fund Advisors Inc.,    in 4         (investment
Santa Monica,     Chairman      1992     DFA Securities Inc., DFA Australia Limited    investment   management).
CA 90401          - Chief                and Dimensional Emerging Markets Value        companies
Date of Birth:    Executive              Fund Inc. Trustee, President and
12/02/46          Officer                Chairman-Chief Executive Officer of The
                                         DFA Investment Trust Company. President,
                                         Dimensional Fund Advisors Ltd. Director,
                                         Dimensional Funds PLC. Limited Partner,
                                         Oak Hill Partners. Director, University of
                                         Chicago Business School. Formerly, Director,
                                         SA Funds (registered investment company).




                               TERM OF                                                  PORTFOLIOS       OTHER
                              OFFICE(1)                                                 WITHIN THE   DIRECTORSHIPS
                                AND                                                      DFA FUND      OF PUBLIC
NAME, AGE AND                 LENGTH OF                                                 COMPLEX(2)     COMPANIES
  ADDRESS         POSITION    SERVICE      PRINCIPAL OCCUPATION DURING PAST 5 YEARS      OVERSEEN         HELD
----------------- --------- ----------- ---------------------------------------------- ------------- --------------

Rex A.            Director,  DFAIDG-     Chairman-Chief Investment Officer and         87
Sinquefield*      Chairman-  since 1981  Director, Dimensional Fund Advisors Inc.,     portfolios
1299 Ocean        Chief      DIG-since   DFA Securities Inc. and Dimensional           in 4
Avenue            Investment 1992        Emerging Markets Value Fund Inc. Trustee,     investment
Santa Monica, CA  Officer                Chairman-Chief Investment Officer, The DFA    companies
90401                                    Investment Trust Company. Chairman and
Date of Birth:                           Director, Dimensional Fund Advisors Ltd.
9/07/44                                  Director and Chief Investment Officer, DFA
                                         Australia Ltd. Director, Dimensional Funds
                                         PLC. Trustee, St. Louis University. Life
                                         Trustee and Member of Investment
                                         Committee, DePaul University. Director,
                                         The German St. Vincent Orphan Home. Member
                                         of Investment Committee, Archdiocese of
                                         St. Louis.


1 Each Director holds office for an indefinite term until his or her successor is elected and qualified.

2 Each Director is a director or trustee of each of the four registered investment companies within the DFA Fund Complex, which include: the Funds; The DFA Investment Trust Company; and Dimensional Emerging Markets Value Fund Inc.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Information relating to each Director's ownership (including the ownership of his or her immediate family) in the Portfolios of the Funds in this SAI and in all registered investment companies in the DFA Fund Complex as of December 31, 2001 is set forth in the chart below.



                                                                                 AGGREGATE DOLLAR RANGE OF SHARES
                                                                                  OWNED IN ALL FUNDS OVERSEEN BY
                                                                                 DIRECTOR IN FAMILY OF INVESTMENT
                NAME                 DOLLAR RANGE OF FUND SHARES OWNED                      COMPANIES
------------------------------------------------------------------------------------------------------------------
       DISINTERESTED DIRECTORS:

       George M.                                    None                                       None
       Constantinides

       John P. Gould                                None                                       None

       Roger G. Ibbotson                            None                                       None

       Myron S. Scholes                U.S. Micro Cap-$10,001-50,000                      $10,001-50,000

       Abbie J. Smith                               None                                       None

       INTERESTED DIRECTORS:

       David G. Booth             DFA One-Year Fixed Income-Over $100,000                 Over $100,000
                                      U.S. Micro Cap-$50,001-$100,000
                                   DFA Two-Year Global Fixed Income-Over
                                                  $100,000
                                   DFA International Small Cap Value-Over
                                                  $100,000

       Rex A. Sinquefield         Continental Small Company-Over $100,000                 Over $100,000
                                   DFA Five-Year Global Fixed Income-Over
                                                  $100,000
                                  DFA Int'l Small Cap Value-Over $100,000
                                       DFA Int'l Value-Over $100,000 Emerging
                                    Markets Value-Over $100,000 Japanese Small
                                    Company-Over $100,000
                                     U.S. Large Cap Value-Over $100,000
                                      U.S. Large Company-Over $100,000
                                        U.S. Micro Cap-Over $100,000
                                     U.S. Small Cap Value-Over $100,000
                                 United Kingdom Small Company-Over $100,000


         Set forth below is a table listing, for each Director entitled to receive compensation, the compensation received from the Funds during the fiscal year ended November 30, 2001 and the total compensation received from all four registered investment companies for which the Advisor serves as investment advisor during that same fiscal year.


                                                                                                        TOTAL
                                                                                                     COMPENSATION
                                                               AGGREGATE          AGGREGATE          FROM FUNDS
                                                             COMPENSATION        COMPENSATION       AND DFA FUND
       DIRECTOR                                               FROM DFAIDG          FROM DIG            COMPLEX+
       --------                                               -----------       --------------      -----------
       George M. Constantinides                                 $22,912             $3,515             $52,500
       John P. Gould                                            $22,254             $3,415             $51,000
       Roger G. Ibbotson                                        $22,912             $3,515             $52,500
       Myron S. Scholes                                         $22,254             $3,415             $51,000
       Abbie J. Smith                                           $22,912             $3,515             $52,500


     + The term DFA Fund Complex refers to all registered investment companies for which the Advisor performs advisory or administrative services and for which the individuals listed above serve as directors on the boards of such companies.

OFFICERS

         Below is the name, age, information regarding positions with the Fund and the principal occupation for each officer of the Fund. Each of the officers listed below hold the same office (except as otherwise noted) in the following entities: Dimensional Fund Advisors Inc., DFA Securities Inc., DFA Australia Limited, Dimensional Fund Advisors Ltd., DFA Investment
 Dimensions Group Inc., Dimensional Investment Group Inc., The DFA Investment Trust Company, and Dimensional Emerging Markets Value Fund Inc. (collectively, the "DFA Entities").

                                                      TERM OF
                                                      OFFICE(1)
                                                        AND
                                                       LENGTH
                                                         OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

Arthur H.F. Barlow             Vice President         Since      Vice President of all the DFA Entities.
Santa Monica, CA                                      1993
Date of Birth: 11/07/55

Valerie A. Brown               Vice President and     Since      Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary    2001       DFA Entities.  Prior to April 2001, legal counsel
Date of Birth: 1/24/67                                           for DFA (since March 2000).  Associate, Jones,
                                                                 Day, Reavis & Pogue from October 1991 to February
                                                                 2000.

Truman A. Clark                Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      1996       Dimensional Fund Advisors Ltd.
Date of Birth: 4/08/41

James L. Davis                 Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      1999       Dimensional Fund Advisors Ltd.  Formerly at
Date of Birth: 11/29/56                                          Kansas State University, Arthur Anderson & Co.,
                                                                 Phillips Petroleum Co.

Robert T. Deere                Vice President         Since      Vice President of all the DFA Entities.
Santa Monica, CA                                      1994
Date of Birth: 10/08/57

Robert W. Dintzner             Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd.  Prior to April
Date of Birth:  3/18/70                                          2001, marketing supervisor and marketing
                                                                 coordinator for DFA.

Richard A. Eustice             Vice President and     Since      Vice President and Assistant Secretary of all the
Santa Monica, CA               Assistant Secretary    1998       DFA Entities, except Dimensional Fund Advisors
Date of Birth: 8/05/65                                           Ltd.

Eugene F. Fama, Jr.            Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      1993       Dimensional Fund Advisors Ltd.
Date of Birth: 1/21/61

Robert M. Fezekas              Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 10/28/70                                          Limited.  Prior to December 2001, Portfolio
                                                                 Manager.

Glenn S. Freed                 Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 11/24/61                                          Limited.  Formerly, Professor and Associate Dean
                                                                 of the Leventhal School of Accounting (September 1998
                                                                 to August 2001) and Academic Director Master of
                                                                 Business Taxation Program (June 1996 to August 2001)
                                                                 at the University of Southern California Marshall
                                                                 School of Business.

Henry F. Gray                  Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2000       Dimensional Fund Advisors Ltd.  Prior to July
Date of Birth: 9/22/67                                           2000, portfolio manager.

Kamyab Hashemi-Nejad           Vice President,        Since      Vice President, Controller and Assistant
Santa Monica, CA               Controller and         1997       Treasurer, of all the DFA Entities.
Date of Birth: 1/22/61         Assistant Treasurer


                                                      TERM OF
                                                      OFFICE(1)
                                                        AND
                                                       LENGTH
                                                         OF
    NAME, AGE AND ADDRESS            POSITION         SERVICE        PRINCIPAL OCCUPATION DURING PAST 5 YEARS
-------------------------------------------------------------------------------------------------------------------

Stephen P. Manus               Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      1997       Dimensional Fund Advisors Ltd.
Date of Birth: 12/26/50

Karen E. McGinley              Vice President         Since      Vice President of all the DFA Entities.
Santa Monica, CA                                      1997
Date of Birth: 3/10/66

Catherine L. Newell            Vice President and     Since      Vice President and Secretary of all the DFA
Santa Monica, CA               Secretary              2000       Entities, except DFA Australia Limited for which
Date of Birth: 5/07/64                                           she is Vice President and Assistant Secretary.
                                                                 Director, Dimensional Funds PLC. Vice President
                                                                 and Assistant Secretary of all DFA Entities
                                                                 (1997-2000).

David A. Plecha                Vice President         Since      Vice President of all the DFA Entities.
Santa Monica, CA                                      1993
Date of Birth: 10/26/61

Andrew E. Rasmusen             Vice President         Since      Vice President of all the DFA Entities except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd. Prior to April
Date of Birth: 1/26/62                                           2001, investment management, client service
                                                                 manager for DFA (since October 2000). Investment
                                                                 manager researcher and consultant for
                                                                 InvestorForce, Inc. from October 1999 to October
                                                                 2000 and for William M. Mercer Investment
                                                                 Consulting, Inc. from April 1996 to October 1999.

Edwardo A. Repetto             Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2002       Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/28/67                                           Limited. Research Associate for Dimensional Fund
                                                                 Advisors Inc. (June 2000 to April 2002). Research
                                                                 scientist (August 1998 to June 2000) and
                                                                 Faculty-Postdoctural Fellow (August 1997 to August
                                                                 1998), California Institute for Technology.

George L. Sands                Vice President         Since      Vice President of all the DFA Entities.
Santa Monica, CA                                      1993
Date of Birth: 2/08/56

Michael T. Scardina            Vice President,        Since      Vice President, Chief Financial Officer and
Santa Monica, CA               Chief Financial        1993       Treasurer of all the DFA Entities. Director,
Date of Birth: 10/12/55        Officer and Treasurer             Dimensional Funds, PLC.

David E. Schneider             Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 1/26/46                                           Limited. Prior to 2001 and currently, Regional
                                                                 Director of Dimensional Fund Advisors Inc.

John C. Siciliano              Vice President         Since      Vice President of all the DFA Entities. Director,
Santa Monica, CA                                      2001       Dimensional Funds PLC. Managing Principal, Payden
Date of Birth: 8/24/54                                           & Rygel Investment Counsel from April 1998
                                                                 through December 2000 and Co-Head, North American
                                                                 Corporate Finance for Dresdner Kleinwort Benson
                                                                 N.A. from October 1995 to April 1998.

Jeanne C. Sinquefield, Ph.D.*  Executive Vice         Since      Executive Vice President of all the DFA Entities.
Santa Monica, CA               President              1988
Date of Birth: 12/02/46

Carl G. Snyder                 Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2000       Dimensional Fund Advisors Ltd. Prior to July
Date of Birth: 6/08/63                                           2000, portfolio manager.

Weston J. Wellington           Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      1997       Dimensional Fund Advisors Ltd.
Date of Birth: 3/01/51

Daniel M. Wheeler              Vice President         Since      Vice President of all the DFA Entities, except
Santa Monica, CA                                      2001       Dimensional Fund Advisors Ltd. and DFA Australia
Date of Birth: 3/03/45                                           Limited. Prior to 2001 and currently, Director of
                                                                 Financial Advisors Services of Dimensional Fund
                                                                 Advisors Inc.



(1) Each officer holds office for an indefinite term at the pleasure of the Boards of Directors and until his or her successor is elected and qualified.

*    Rex A. Sinquefield and Jeanne C. Sinquefield are husband and wife.

         Directors and officers as a group own less than 1% of the Fund's outstanding stock.

                              SERVICES TO THE FUNDS

ADMINISTRATIVE SERVICES--THE FEEDER PORTFOLIOS AND INTERNATIONAL SMALL COMPANY PORTFOLIO

         The Funds have entered into administration agreements with the Advisor, on behalf of the Feeder Portfolios and International Small Company Portfolio. Pursuant to each administration agreement, the Advisor performs various services, including: supervision of the services provided by the Portfolio's custodian and transfer and dividend disbursing agent and others who provide services to the Fund for the benefit of the Portfolio; providing shareholders with information about the Portfolio and their investments as they or the Fund may request; assisting the Portfolio in conducting meetings of shareholders; furnishing information as the Board of Directors may require regarding the Master Funds, and any other administrative services for the benefit of the Portfolio as the Board of Directors may reasonably request.
For its administrative services, the Feeder Portfolios and International
Small Company Portfolio are obligated to pay the Advisor a monthly fee equal to one-twelfth of the percentages listed below:

U.S. Large Company Portfolio                                            0.125%(a)
Enhanced U.S. Large Company Portfolio                                   0.15%(b)
U.S. Large Cap Value Portfolio                                          0.15%
U.S. Small XM Value Portfolio                                           0.30%(a)
U.S. Small Cap Value Portfolio                                          0.30%
U.S. Small Cap Portfolio                                                0.32%
U.S. Micro Cap Portfolio                                                0.40%
DFA International Value Portfolio                                       0.20%
International Small Company Portfolio                                   0.40%(d)
Japanese Small Company Portfolio                                        0.40%(c)
Pacific Rim Small Company Portfolio                                     0.40%(c)
United Kingdom Small Company Portfolio                                  0.40%(c)
Continental Small Company Portfolio                                     0.40%(c)
Emerging Markets Portfolio                                              0.40%(a)
Emerging Markets Value Portfolio                                        0.40%
Emerging Markets Small Cap Portfolio                                    0.45%
DFA One-Year Fixed Income Portfolio                                     0.10%
DFA Two-Year Global Fixed Income Portfolio                              0.10%


(a) Pursuant to the Fee Waiver and Expense Assumption Agreement for the U.S. Large Company Portfolio, U.S. Small XM Value Portfolio and Emerging Markets Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) to the extent necessary to limit the expenses of each Portfolio to the following rates as a percentage of average net assets on an annualized basis: 0.15% for the U.S. Large Company Portfolio; 0.50% for the U.S. Small XM Value Portfolio; and 1.00% for the Emerging Markets Portfolio. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreements, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to voluntary fee waiver and expense assumption arrangements at identical rates.

(b) Pursuant to the Fee Waiver and Expense Assumption Agreement for the Enhanced U.S. Large Company Portfolio, the Advisor has agreed to waive its administration fee to the extent necessary to reduce the Portfolio's expenses to the extent that its total direct and indirect expenses (including the expenses the Portfolio bears as a shareholder of its master fund) exceed 0.45% of its average net assets on an annualized basis. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver arrangement at an identical rate.

(c) Pursuant to the Fee Waiver and Expense Assumption Agreement for the Japanese Small Company Portfolio, Pacific Rim Small Company Portfolio, United Kingdom Small Company Portfolio and Continental Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume each Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the Portfolio to 0.47% of its average net assets on an annualized basis. These fee waiver and expense assumption arrangements do not include the indirect expenses the Portfolio bears as a shareholder of its master fund. The Fee Waiver and Expense Assumption Agreement for each Portfolio will remain in effect through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption

         Agreements, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waivers described above, the Portfolios were each subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.

(d) Pursuant to the Fee Waiver and Expense Assumption Agreement for the International Small Company Portfolio, the Advisor has agreed to waive its administration fee and to assume the Portfolio's other direct expenses to the extent necessary to limit the direct expenses of the International Small Company Portfolio to 0.45% of its average net assets on an annualized basis. This fee waiver and expense assumption arrangement does not include the indirect expenses the Portfolio bears as a shareholder of the International Master Funds. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through April 1, 2004, and shall continue in effect from year to year thereafter unless terminated by DFAIDG or the Advisor. For additional information concerning the Fee Waiver and Expense Assumption Agreement, see "Annual Fund Operating Expenses" in the prospectus. Prior to the institution of the contractual waiver described above, the Portfolio was subject to a voluntary fee waiver and expense assumption arrangement at an identical rate.

         For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios paid administrative fees to the Advisor as set forth in the following table:

                                                  2001          2000          1999
                                                 (000)         (000)         (000)
                                                  ---           ---           ---
U.S. Large Company Portfolio                  $   2,041(1)  $   2,302(3)  $   1,580(6)
Enhanced U.S. Large Company Portfolio         $     128     $     152(4)  $     118
U.S. Large Cap Value Portfolio                $   1,883     $   1,791     $   1,760
U.S. Small XM Value Portfolio                 $     214     $      32(5)        N/A
U.S. Small Cap Value Portfolio                $   8,885     $   8,459     $   7,603
U.S. Small Cap Portfolio                      $   2,208     $   1,626     $   1,111
U.S. Micro Cap Portfolio                      $   6,152     $   6,469     $   5,437
DFA International Value Portfolio             $   1,068     $   1,038     $     940
International Small Company Portfolio         $   1,357     $   1,154     $     990
Japanese Small Company Portfolio              $     363     $     484     $     555
Pacific Rim Small Company Portfolio           $     331     $     451     $     458
United Kingdom Small Company Portfolio        $     198(2)  $     291     $     353
Continental Small Company Portfolio           $     394     $     564     $     716
Emerging Markets Portfolio                    $   1,190     $   1,385     $   1,093
Emerging Markets Value Portfolio              $     209     $     206     $     121
Emerging Markets Small Cap Portfolio          $      54     $      61     $      42
DFA One-Year Fixed Income Portfolio           $     720     $     702     $     779
DFA Two-Year Global Fixed Income Portfolio    $     529     $     518     $     476


(1)    $618 after waiver
(2)    $174 after waiver
(3)    $534 after waiver
(4)    $150 after waiver
(5)    $0 after waiver
(6)    $372 after waiver

ADMINISTRATIVE SERVICES--ALL PORTFOLIOS

         PFPC Inc. ("PFPC"), 400 Bellevue Parkway, Wilmington, DE 19809, serves as the accounting services, dividend disbursing and transfer agent for all the Portfolios and Master Funds. The services provided by PFPC are subject to supervision by the executive officers and the Boards of Directors of the Funds, and include day-to-day keeping and maintenance of certain records, calculation of the offering price of the shares, preparation of reports, liaison with its custodians, and transfer and dividend disbursing agency services. For its services, each of the Portfolios listed below pays PFPC annual fees which are set forth in the following table:

DFA REAL ESTATE SECURITIES PORTFOLIO
         .10% of the first $200 million of net assets
         .075% of the next $200 million of net assets
         .05% of the next $200 million of net assets
         .03% of the next $200 million of net assets
         .02% of net assets over $800 million
The DFA Real Estate Securities Portfolio is subject to a $4,900 per month minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

LARGE CAP INTERNATIONAL PORTFOLIO
DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO
CHARGES FOR EACH PORTFOLIO:
         .1230% of the first $300 million of net assets
         .0615% of the next $300 million of net assets
         .0410% of the next $250 million of net assets
         .0205% of the net assets over $850 million
The Large Cap International Portfolio and the DFA International Small Cap Value Portfolio are each subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for these Portfolios from time to time.

DFA FIVE-YEAR GOVERNMENT PORTFOLIO
DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO
Charges for each Portfolio:
         .0513% of the first $100 million of net assets
         .0308% of the next $100 million of net assets
         .0205% of net assets over $200 million

DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO
         .1230% of the first $150 million of net assets
         .0820% of the next $150 million of net assets
         .0615% of the next $300 million of net assets
         .0410% of the next $250 million of net assets
         .0205% of net assets over $850 million
The DFA Five-Year Global Fixed Income Portfolio is subject to a $75,000 per year minimum fee. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

DFA SHORT-TERM MUNICIPAL BOND PORTFOLIO
         .0769% of the first $200 million of net assets
         .0513% of the next $200 million of net assets
         .0308% of the next $200 million of net assets
         .0205% of net assets over $600 million

PFPC charges a minimum fee of $75,000 per year to the DFA Short-Term Municipal Bond Portfolio. PFPC has agreed to limit the minimum fee for this Portfolio from time to time.

ENHANCED U.S. LARGE COMPANY PORTFOLIO
U.S. LARGE CAP VALUE PORTFOLIO
U.S. SMALL XM VALUE PORTFOLIO
U.S. SMALL CAP VALUE PORTFOLIO
U.S. SMALL CAP PORTFOLIO
U.S. MICRO CAP PORTFOLIO
DFA INTERNATIONAL VALUE PORTFOLIO
EMERGING MARKETS VALUE PORTFOLIO
ONE-YEAR FIXED INCOME PORTFOLIO
DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

The above portfolios are feeder portfolios that invest in Master Funds that are taxed as corporations. PFPC's charges for its services to feeder portfolios are based on the number of feeder portfolios investing in each Master Fund and whether the Master Fund is organized to be taxed as a corporation or partnership for tax purposes. PFPC's charges are allocated amongst the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to a group of feeder portfolios investing in Master Funds which are taxed as corporations are $1,000 per month multiplied by the number of feeders.

U.S. LARGE COMPANY PORTFOLIO
JAPANESE SMALL COMPANY PORTFOLIO
PACIFIC RIM SMALL COMPANY PORTFOLIO
UNITED KINGDOM SMALL COMPANY PORTFOLIO
CONTINENTAL SMALL COMPANY PORTFOLIO
EMERGING MARKETS PORTFOLIO
EMERGING MARKETS SMALL CAP PORTFOLIO

These feeders invest in Master Funds taxed as partnerships. PFPC's charges are allocated among the feeders based on the relative net assets of the feeders. PFPC's charges in the aggregate to the group of feeder portfolios investing in Master Funds taxed as partnerships are $2,600 per month multiplied by the number of feeders. Additionally, the U.S. Large Company Portfolio also pays a fee at the rate of .015% per year of net assets with a minimum fee of $52,000 per year. There is also a separate transfer agency fee paid by the U.S. Large Company Portfolio of .0025% of net assets per year with a minimum fee of $15,000 per year.

INTERNATIONAL SMALL COMPANY PORTFOLIO
         $2,000 per month (includes custodian fees)

CUSTODIANS

         Citibank, N.A., 111 Wall Street, New York, New York, 10005, is the global custodian for the following Portfolios and Master Funds: DFA International Small Cap Value Portfolio, Large Cap International Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA International Value Series, the Japanese Small Company Series, the Pacific Rim Small Company Series, the United Kingdom Small Company Series, the Continental Small Company Series, DFA Two-Year Global Fixed Income Series, the Emerging Markets Series, Emerging Markets Small Cap Series and Dimensional Emerging Markets Value Fund Inc. and Enhanced U.S. Large Company Series (co-custodian with PFPC Trust Co.). PFPC Trust Company, 400 Bellevue Parkway, Wilmington, DE 19809, serves as the custodian for all of the Feeder Portfolios and the other Master Funds.

DISTRIBUTOR

         Each Fund acts as distributor of each series of its own shares of stock. Each Fund has, however, entered into an agreement with DFA Securities Inc., a wholly owned subsidiary of the Advisor, pursuant to which DFA Securities Inc. is responsible for supervising the sale of each series of shares. No compensation is paid by the Funds to DFA Securities Inc. under these agreements.

LEGAL COUNSEL

         Stradley, Ronon, Stevens & Young, LLP serves as legal counsel to the Funds. Its address is 2600 One Commerce Square, Philadelphia, PA 19103-7098.

INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

         PricewaterhouseCoopers LLP are the independent certified public accountants to the Funds and audit the annual financial statements of the Funds. Their address is 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301.

                                  ADVISORY FEES

         David G. Booth and Rex A. Sinquefield, as directors and officers of the Advisor and shareholders of the Advisor's outstanding stock, may be deemed controlling persons of the Advisor. For the services it provides as investment advisor to each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Advisor is paid a monthly fee calculated as a percentage of average net assets of the Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund). For the fiscal years ended November 30, 2001, 2000 and 1999, the Portfolios (or their corresponding Master Funds) paid management fees (to the Advisor and any sub-advisor) as set forth in the following table:

                                                        2001         2000        1999
                                                        (000)       (000)       (000)
                                                        -----       -----       -----
U.S. Large Company Portfolio (a)                     $      745   $      805  $      558
Enhanced U.S. Large Company Portfolio                $       42   $       51  $       40
U.S. Large Cap Value Portfolio (a)                   $    1,732   $    1,737  $    1,831
U.S. Small XM Value Portfolio (a)                    $      862   $      652  $      291
U.S. Small Cap Value Portfolio (a)                   $    6,132   $    5,798  $    5,217
U.S. Small Cap Portfolio (a)                         $      266   $      219  $      167
U.S. Micro Cap Portfolio                             $    1,538   $    1,618  $    1,361
DFA Real Estate Securities Portfolio                 $      737   $      532  $      352
Large Cap International Portfolio                    $      920   $      869  $      442
DFA International Value Portfolio (a)                $    2,801   $    3,237  $    3,481
International Small Company Portfolio (b)            $      662   $      736  $      768
Japanese Small Company Portfolio                     $      206   $      196  $      201
Pacific Rim Small Company Portfolio                  $      131   $      162  $      162
United Kingdom Small Company Portfolio               $      104   $      126  $      135
Continental Small Company Portfolio                  $      221   $      252  $      270
DFA International Small Cap Value Portfolio          $    3,240   $    3,208  $    3,257
Emerging Markets Portfolio (a)                       $      308   $      359  $      284
Emerging Markets Value Portfolio (c)                 $      284   $      372  $      286
Emerging Markets Small Cap Portfolio                 $       64   $       84  $       62
DFA One-Year Fixed Income Portfolio (a)              $      373   $      407  $      444
DFA Two-Year Global Fixed Income Portfolio           $      265   $      259  $      238
DFA Five-Year Government Portfolio                   $      452   $      433  $      424
DFA Five-Year Global Fixed Income Portfolio          $    1,422   $    1,227  $    1,083
DFA Intermediate Government Fixed Income Portfolio   $      298   $      271  $      304


(a) The Master Fund has more than one Feeder Portfolio; the dollar amount represents the total dollar amount of management fees paid by the Master Fund to the Advisor.

(b) Each of the four International Master Funds in which the Portfolio invests its assets has more than one Feeder Portfolio (which are also included elsewhere in this table). The dollar amount represents the total dollar amount of management fees paid by each International Master Fund to the Advisor.

(c) Prior to April 2, 1998 Dimensional Emerging Markets Value Fund Inc. had an investment management agreement with the Advisor.

         In approving the continuation of the advisory agreement (and sub-advisory agreement, if applicable) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund), the Board of Directors or Trustees, as applicable (each a "Board"), including those Directors or Trustees who are not "interested persons" (as defined in the 1940 Act) of the Funds, Trust, Dimensional Emerging Markets Value Fund Inc. or the Advisor (the "Disinterested Board Members"), considered a number of factors, including: (i) the nature, extent and quality of services provided by the Advisor (or the sub-advisor) to the Portfolio or Master Fund; (ii) the fees and expenses borne by the Portfolio or Master Fund; and (iii) the performance of the Portfolio or Master Fund relative to a selected peer group of funds. When considering the nature and quality of the services provided by the Advisor (or the sub-advisor, as applicable) for a Portfolio or Master Fund, the Board reviewed the scope, depth and experience of the Advisor's (or the sub-advisor's) organization and the investment professionals currently providing management services to the Portfolio or Master Fund. The Board evaluated the Advisor's (or the sub-advisor's) portfolio management process. The Board also considered the nature and character of non-investment management services provided by the Advisor. When considering the fees and expenses borne by each Portfolio or Master Fund, and considering the reasonableness of the management fees paid to the Advisor (and the fees paid to the sub-advisor, if applicable) in light of the services provided to the Portfolio or Master Fund and any additional benefits received by the Advisor (or its affiliates, including, if applicable, the sub-advisor) in connection with providing such services, the Board compared the fees charged by the Advisor to the Portfolio or Master Fund to the fees charged the funds in its peer group for comparable services, and analyzed the expenses incurred by the Advisor with respect to the Portfolio or Master Fund. The Board also reviewed the Advisor's (and, if applicable, the sub-advisor's) operations, financial condition, and financial results in managing each Portfolio or Master Fund. The Board noted, among other things, that each Portfolio's or Master Fund's management fees and total expenses as a percentage of its average net assets over various periods were highly favorable in relation to its peer group of funds. In considering the performance of each Portfolio or Master Fund, the Board compared the performance of the Portfolio or Master Fund to the performance of a peer group of funds, and also reviewed the sales and redemption activity of the Portfolio or Master Fund. After requesting and reviewing such materials as it deemed necessary, the Board concluded that the management fees of each Portfolio or Master Fund are fair, both absolutely and in comparison with those of other funds in its peer group and the industry at large, and that shareholders have received reasonable value in return for paying such fees and expenses. The Board, including the Disinterested Board Members, therefore concluded that the continuation of the advisory agreement (or, as applicable, the sub-advisory agreement) for each Portfolio (or, with respect to each Feeder Portfolio, the corresponding Master Fund) was in the best interests of the Portfolio or Master Fund and its shareholders.

                               GENERAL INFORMATION

         DFAIDG was incorporated under Maryland law on June 15, 1981. Until June 1983, DFAIDG was named DFA Small Company Fund Inc. Until September 1995, DFA Intermediate Government Fixed Income Portfolio was named DFA Intermediate Government Bond Portfolio; DFA Five-Year Global Fixed Income Portfolio was named DFA Global Bond Portfolio; Pacific Rim Small Company Portfolio was named Asia-Australia Small Company Portfolio; U.S. Large Cap Value Portfolio was named U.S. Large Cap High Book to Market Portfolio; U.S. Small Cap Value Portfolio was named U.S. Small Cap High Book to Market Portfolio; U.S. Micro Cap Portfolio was named The Small Company Shares; DFA One-Year Fixed Income Portfolio was named DFA Fixed Income Shares; and Continental Small Company Portfolio was named The Continental European Portfolio. From September 1995 until December 1996, The DFA Real Estate Securities Portfolio was named DFA/AEW Real Estate Securities Portfolio. From September 1995 until August 1997, the U.S. Small Cap Value Portfolio was named the U.S. Small Cap Value Portfolio and from August 1997 to April 1, 2001, it was known as the U.S. 6-10 Value Portfolio. From September 1995 until April 1, 2001, the U.S. Micro Cap Portfolio was known as the U.S. 9-10 Small Company Portfolio. Until April 1, 2001, the U.S. Small XM Value Portfolio was known as the U.S. 4-10 Value Portfolio and the U.S. Small Cap Portfolio was known as the U.S. 6-10 Small Company Portfolio.

         DIG was incorporated under Maryland law on March 19, 1990. DIG was known as DFA U.S. Large Cap Inc. from February 1992, until it amended its Articles of Incorporation in April 1993, to change to its present name. Prior to a February 1992, amendment to the Articles of Incorporation, it was known as DFA U.S. Large Cap Portfolio Inc.

         The DFA Investment Trust Company was organized as a Delaware business trust on October 27, 1992. The Trust offers shares of its Master Funds only to institutional investors in private offerings. Dimensional Emerging Markets Value Fund was incorporated under Maryland law on January 9, 1991, and offers its shares only to institutional investors in private offerings. On November 21, 1997, the shareholders of Dimensional Emerging Markets Value Fund approved its conversion from a closed-end management investment company to an open-end management investment company.

                                 CODES OF ETHICS

         The Funds, the Trust and the Dimensional Emerging Markets Value Fund Inc. have adopted a revised Code of Ethics, under Rule 17j-1 of the 1940 Act, for certain access persons of the Portfolios and Master Funds. In addition, the Advisor has adopted a revised a Code of Ethics. The Codes are designed to ensure that access persons act in the interest of the Portfolios and Master Funds, and their shareholders with respect to any personal trading of securities. Under the Codes, access persons are generally prohibited from knowingly buying or selling securities (except for mutual funds, U.S. government securities and money market instruments) which are being purchased, sold or considered for purchase or sale by a Portfolio or Master Fund unless their proposed purchases are approved in advance. The Codes also contain certain reporting requirements and securities trading clearance procedures.

                               SHAREHOLDER RIGHTS

         The shares of each Portfolio, when issued and paid for in accordance with the Portfolio's prospectus, will be fully paid and non-assessable shares, with equal, non-cumulative voting rights and no preferences as to conversion, exchange, dividends, redemption or any other feature.

         With respect to matters which require shareholder approval, shareholders are entitled to vote only with respect to matters which affect the interest of the class of shares (Portfolio) which they hold, except as otherwise required by applicable law. If liquidation of a Fund should occur, the Fund's shareholders would be entitled to receive on a per class basis the assets of the particular Portfolio whose shares they own, as well as a proportionate share of Fund assets not attributable to any particular class. Ordinarily, the Funds do not intend to hold annual meetings of shareholders, except as required by the federal securities laws and regulations governing mutual funds, or other applicable law. Each Fund's bylaws provide that special meetings of shareholders shall be called at the written request of at least 10% of the votes entitled to be cast at such meeting. Such meeting may be called to consider any matter, including the removal of one or more directors. Shareholders will receive shareholder communications with respect to such matters as required by the federal securities laws and regulations governing mutual funds, including semi-annual and annual financial statements of the Funds, the latter being audited at least once each year.

         Whenever a Feeder Portfolio, as an investor in its corresponding Master Fund, is asked to vote on a shareholder proposal, the relevant Fund will solicit voting instructions from the Feeder Portfolio's shareholders with respect to the proposal. The Directors of the Fund will then vote the Feeder Portfolio's shares in the Master Fund in accordance with the voting instructions received from the Feeder Portfolio's shareholders. The Directors of the Fund will vote shares of the Feeder Portfolio for which they receive no voting instructions in accordance with their best judgment. With regard to a Master Fund of the Trust organized as a partnership for federal tax purposes, if a majority shareholder of the Master Fund declares bankruptcy, a majority in interest of the remaining shareholders in the Master Fund must vote to approve the continuing existence of the Master Fund or the Master Fund will be liquidated.

                         PRINCIPAL HOLDERS OF SECURITIES

         As of June 30, 2002, the following persons beneficially owned 5% or more of the outstanding stock of the Portfolios, as set forth below:



THE U.S. LARGE COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*                                           77.93%
     101 Montgomery Street
     San Francisco, CA  94104

ENHANCED U.S. LARGE COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        57.27%

     Misericordia Home Endowment
     6300 N. Drive Avenue
     Chicago, IL 60660                                                         16.95%

     National Investor Services Corp.*
     55 Water Street
     New York, NY  10041                                                        6.70%

U.S. LARGE CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        66.17%

U.S. SMALL XM VALUE PORTFOLIO

     Mac & Co.*
     P.O. Box 3198
     Pittsburgh, PA  15230                                                     24.42%

     Charles Schwab & Company, Inc.*(1)                                        14.87%

     FTC & Co.*
     P.O. Box 173736
     Denver, CO  80217                                                         13.51%



     Hendrix College
     1600 Washington Avenue
     Conway, AZ  72032                                                         11.88%

     Central New York Community Foundation Inc.
     500 S. Salina Street, Suite 428
     Syracuse, NY  13202                                                        5.86%

     St. Vincent's Medical Center Foundation Inc.
     2800 Main Street
     Bridgeport, CT 06606                                                       5.62%

     The Redemptorists
     Denver Province
     P.O. Box 300399
     Denver, CO 80203-0399                                                      5.29%

     Community Foundation of Herkimer & Oneida Counties Inc.
     270 Genesee Street
     Utica, NY  13502                                                           5.24%

U.S. SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        33.72%

     Mac & Co. *(1)                                                             5.95%

     Ontario Municipal Employees Retirement Board
     One University Avenue
     Toronto, Ontario, HSI, Canada                                              5.38%

THE U.S. SMALL CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        26.35%

     Mac & Co. *(1)                                                            16.72%

     General Dynamics Stock Savings & Investment Plan
     c/o Fiduciary Asset Management
     8112 Maryland Avenue
     St. Louis, MO 63105                                                        7.40%

     Salvation Army - ETHQ
     440 W. Nyack Road
     West Nyack, NY 10994                                                       6.61%

     CBS Corp. Employee Investment Fund Trust
     6 Gateway Center
     Pittsburgh, PA 15222                                                       6.09%

THE U.S. MICRO CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        35.54%

     National Electrical Benefit Fund
     1125 15th Street NW
     Washington, DC 20005                                                       8.55%

     PepsiCo Inc. Master Trust
     The Northern Trust Company Trustee
     Chicago, IL 60675                                                          8.21%

DFA REAL ESTATE SECURITIES PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        76.55%

     National Investors Services Corp.*(1)                                      7.60%



THE LARGE CAP INTERNATIONAL PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        69.76%

     National Investor Services Corp.*(1)                                       6.48%

DFA INTERNATIONAL VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        56.59%

     AFP Provida
     Pedro de Valdivia 100
     Providencia, Chile                                                        14.17%

     National Investor Services Corp.*(1)                                       5.51%

INTERNATIONAL SMALL COMPANY PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        74.73%

     State Street Bank & Trust Co. As Custodian For
     SA International Small Company Fund
     P.O. Box 1713
     Boston, MA  02105                                                          8.15%

THE JAPANESE SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust
     1155 Peachtree Street, N.E.
     Atlanta, GA 30367                                                         69.43%

     Charles Schwab & Company, Inc.*(1)                                        16.37%

     California Institute of Technology
     Mail Code 212-31
     Pasadena, CA  91125                                                        5.83%

PACIFIC RIM SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                             77.74%

     Charles Schwab & Company, Inc.*(1)                                        13.77%

THE UNITED KINGDOM SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                             60.31%

     Charles Schwab & Company, Inc.*(1)                                        25.92%

     California Institute of Technology(1)                                      5.91%

THE CONTINENTAL SMALL COMPANY PORTFOLIO

     BellSouth Corporation Master Pension Trust(1)                             64.99%

     Charles Schwab & Company, Inc.*(1)                                        21.89%

     California Institute of Technology(1)                                      6.64%



DFA INTERNATIONAL SMALL CAP VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        66.49%

     BellSouth Corporation Master Pension Trust(1)                              9.08%

     Trust Company of America*
     P.O. Box 6503
     Englewood, CO  80155                                                       7.91%

EMERGING MARKETS PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        61.98%

     California Institute of Technology(1)                                      5.51%

     Trust Company of America*(1)                                               5.31%

EMERGING MARKETS VALUE PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        73.68%

EMERGING MARKETS SMALL CAP PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        72.00%

     National Investor Services Corp.*(1)                                      10.49%

THE DFA ONE-YEAR FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        53.81%

DFA TWO-YEAR GLOBAL FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        85.01%

THE DFA FIVE-YEAR GOVERNMENT PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        69.46%

     Trust Company of America*(1)                                               8.48%

     National Investor Services Corp.*(1)                                       5.77%

THE DFA FIVE-YEAR GLOBAL FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        78.32%

     National Investor Services Corp.*(1)                                       6.23%



THE DFA INTERMEDIATE GOVERNMENT FIXED INCOME PORTFOLIO

     Charles Schwab & Company, Inc.*(1)                                        83.22%

     People's Energy Corporation Pension Trust
     130 E. Randolph Drive
     Chicago, IL  60601                                                        12.95%


-------------------------------------------------

* Owner of record only.
(1) See address for shareholder previously noted above in list.

         Shareholder inquiries may be made by writing or calling the Funds at the address or telephone number appearing on the cover. Only those individuals whose signatures are on file for the account in question may receive specific account information or make changes in the account registration.

                               PURCHASE OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "PURCHASE OF SHARES."

         The Funds will accept purchase and redemption orders on each day that the New York Stock Exchange ("NYSE") is open for business, regardless of whether the Federal Reserve System is closed. However, no purchases by wire may be made on any day that the Federal Reserve System is closed. The Funds will generally be closed on days that the NYSE is closed. The NYSE is scheduled to be open Monday through Friday throughout the year except for days closed to recognize New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas Day. The Federal Reserve System is closed on the same days as the NYSE, except that it is open on Good Friday and closed on Columbus Day and Veterans' Day. Orders for redemptions and purchases will not be processed if the Funds are closed.

         The Tokyo Stock Exchange ("TSE") is closed on the following days in 2002: January 1, 2, 3 and 14, February 11, March 21, April 29, May 3, 4 and 6, July 20, September 16 and 23, October 14, November 4 and 23, December 23 and 31. Orders for the purchase and redemption of shares of the Japanese Small Company Portfolio received on those days will be priced as of the close of the NYSE on the next day that the TSE is open for trading. The London Stock Exchange ("LSE") is closed on the following days in 2002: January 1, March 29, April 1, May 6, June 3 and 4, August 26, December 25 and 26. Orders for the purchase and redemption of shares of the United Kingdom Small Company Portfolio received on those days will be processed as of the close of the NYSE on the next day that the London Stock Exchange is open for trading. The foreign securities exchanges on which The Continental Small Company Series' portfolio securities are principally traded are all closed on December 26, 2002.

         The Japanese Small Company Portfolio is closed on days that the TSE is closed. The United Kingdom Small Company Portfolio is closed on days that the LSE is closed. The Continental Small Company Portfolio is closed on December 26, 2002. Purchase and redemption orders for shares of such Portfolios will not be accepted on those days.

         The Funds reserve the right, in their sole discretion, to suspend the offering of shares of any or all Portfolios or reject purchase orders when, in the judgment of management, such suspension or rejection is in the best interest of that Fund or a Portfolio. Securities accepted in exchange for shares of a Portfolio will be acquired for investment purposes and will be considered for sale under the same circumstances as other securities in the Portfolio.

         Reimbursement fees may be charged prospectively from time to time based upon the future experience of the Portfolios, which are currently sold at net asset value. Any such charges will be described in the prospectus.

                        REDEMPTION AND TRANSFER OF SHARES

         The following information supplements the information set forth in the prospectus under the caption "REDEMPTION OF SHARES."

         Each Fund may suspend redemption privileges or postpone the date of payment: (1) during any period when the NYSE is closed, or trading on the NYSE is restricted as determined by the Commission, (2) during any period when an emergency exists as defined by the rules of the Commission as a result of which it is not reasonably practicable for such Fund to dispose of securities owned by it, or fairly to determine the value of its assets and (3) for such other periods as the Commission may permit.

         Shareholders may transfer shares of any Portfolio to another person by making a written request to the Advisor who will transmit the request to the Transfer Agent. The request should clearly identify the account and number of shares to be transferred, and include the signature of all registered owners and all stock certificates, if any, which are subject to the transfer. The signature on the letter of request, the stock certificate or any stock power must be guaranteed in the same manner as described in the prospectus under "REDEMPTION OF SHARES." As with redemptions, the written request must be received in good order before any transfer can be made.

                           TAXATION OF THE PORTFOLIOS

         The following is a summary of some of the federal income tax consequences of investing in the Portfolios. Unless you are invested in the Portfolios through a retirement plan, you should consider the tax implications of investing and consult your own tax adviser. Different tax rules may apply because, for federal income tax purposes, certain Portfolios invest their assets in Master Funds organized as corporations for federal income tax purposes, and other Portfolios invest their assets in Master Funds organized as partnerships. These rules could affect the amount, timing or character of the income distributed to shareholders of the Portfolios.

DISTRIBUTIONS OF NET INVESTMENT INCOME

         Each Portfolio receives or derives income generally in the form of dividends and/or interest on its investments. This income, less expenses incurred in the operation of a Portfolio, constitutes its net investment income from which dividends may be paid to its shareholders. Any distributions by a Portfolio from such income will be taxable to a non-exempt shareholder as ordinary income, whether they are received in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN

         Each Master Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. With respect to Master Funds organized as corporations for federal income tax purposes, distributions from each Master Fund's net short-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as ordinary income, and distributions from the Master Fund's net long-term capital gain will be taxable to a Portfolio, and in turn, to its shareholders, as long-term capital gain. With respect to Master Funds organized as partnerships, income derived from net short-term capital gain of each Master Fund will be taxable to a Portfolio as net short-term capital gain and, when distributed to its shareholders, will be treated as ordinary income, and income derived from net long-term capital gain of the Master Fund will be taxable to a Portfolio and its shareholders (when distributed) as long-term capital gain, regardless of how long shares of the Portfolio have been held. Any net short-term or long-term capital gain realized by a Portfolio (net of any capital loss carryovers) will generally be distributed once each year, and may be distributed more frequently, if necessary, in order to eliminate federal excise or income taxes on the Portfolio.

         Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), capital gain distributions made by a Portfolio that are derived from the sale of securities held for more than five years may be subject to a reduced rate of tax.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY

         Each Portfolio intends to qualify each year as a regulated investment company by satisfying certain distribution and asset diversification requirements under the Internal Revenue Code (the "Code"). As a regulated

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investment company, a Portfolio generally pays no federal income tax on the income and gains it distributes to its shareholders. The Board reserves the right not to maintain the qualification of a Portfolio as a regulated investment company, if it determines that such course of action to be beneficial to shareholders. In such case, the Portfolio will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to shareholders will be taxed as ordinary dividend income to the extent of a Portfolio's available earnings and profits.

EXCISE TAX DISTRIBUTION REQUIREMENT

         The Code requires a Portfolio to distribute at least 98% of its taxable ordinary income earned during the calendar year and 98% of its capital gain net income earned during the twelve month period ending October 31 (in addition to 100% of undistributed amounts from the prior year) to shareholders by December 31 of each year in order to avoid federal excise taxes. Each Portfolio intends to declare and pay these distributions in December (or to pay them in January, in which case the shareholder must treat them as received in December) but does not guarantee that its distributions will be sufficient to eliminate all such taxes.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS

         Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Master Fund (and by a non-Feeder Portfolio). Similarly, foreign exchange loss realized on the sale of debt securities by a Master Fund (and by a non-Feeder Portfolio) generally is treated as ordinary loss. This gain when distributed will be taxable to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) as ordinary income, and any loss will reduce a Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) ordinary income otherwise available for distribution to the Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio). This treatment could increase or decrease a Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) ordinary income distributions to a Feeder Fund (or shareholders, in the case of a non-Feeder Portfolio) and, in turn, to a shareholder, and may cause some or all of the Master Fund's (or a Portfolio's, in the case of a non-Feeder Portfolio) previously distributed income to be classified as a return of capital to the Feeder Fund (shareholders, in the case of a non-Feeder Portfolio).

DIVIDENDS-RECEIVED DEDUCTION

         For corporate shareholders, it is anticipated that a portion of the dividends paid by certain Portfolios may qualify for the dividends-received deduction. A shareholder may be allowed to deduct these qualified dividends, thereby reducing the tax that would otherwise be required to be paid. The dividends-received deduction is available only with respect to dividends designated by a Portfolio as qualifying for this treatment. Qualifying dividends generally are limited to dividends of domestic corporations. All dividends (including the deducted portion) are included in a shareholder's calculation of alternative minimum taxable income.

LIMITATION ON DEDUCTIBILITY OF LOSSES

         Losses incurred on the sale of securities by a Master Fund organized as a partnership to another Master Fund organized as a partnership may be disallowed if, as of the date of sale, the same persons (or, in the case of a sale of securities by a Master Fund organized as a corporation (a "Corporate Master Fund") to another Corporate Master Fund, five or fewer persons) own directly or indirectly more than 50% of the outstanding shares in both the selling and purchasing Master Funds. Under attribution rules, the shareholders of a Portfolio would be considered to own the shares of the corresponding Master Fund on a pro rata basis for purposes of applying the loss disallowance rule. In applying these attribution rules to the sale of securities by DFA International Value Portfolio IV or U.S. Large Cap Value Portfolio III to another Corporate Master Fund, only shareholders that own 5% or more of the shares of a Portfolio are considered to own the shares of the corresponding Master Fund in proportion to their ownership of Portfolio shares.

REDEMPTION OF PORTFOLIO SHARES

         For shareholders subject to tax, redemptions and exchanges of Portfolio shares are taxable transactions for federal and state income tax purposes that cause such a shareholder to recognize a gain or loss. If a shareholder holds his shares as a capital asset, the gain or loss that he realizes will be capital gain or loss. Beginning in the year 2001, for shareholders in the 15% federal income tax bracket (or in the year 2006, for shareholders in the 28% or higher brackets), gain from the sale of shares of the Master Fund or Portfolio held for more than five years may be subject to a reduced rate of tax.

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         Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to the shareholder by the Portfolio on those shares. All or a portion of any loss that a shareholder realizes upon the redemption of a Portfolio's shares will be disallowed to the extent that the shareholder purchases other shares in the Portfolio (through reinvestment of dividends or otherwise) within 30 days before or after the share redemption. Any loss disallowed under these rules will be added to the shareholder's tax basis in the new shares purchased by the shareholder.

U.S. GOVERNMENT OBLIGATIONS

         To the extent a Master Fund is organized as a partnership and invests in certain U.S. government obligations, dividends paid by a Portfolio to shareholders that are derived from interest on these obligations should be exempt from state or local personal income tax, subject in some states to minimum investment or reporting requirements that must be met by the Master Fund. To the extent a Master Fund is organized as a corporation and invests in these U.S. Government obligations, dividends paid to shareholders that are derived from interest on these obligations will not be exempt from state and local personal income tax by virtue of the federal income tax status of these Master Funds as corporations. States also grant tax-free status to dividends paid to shareholders of non-Feeder Portfolios from interest earned on certain U.S. government securities, subject in some states to minimum investment and reporting requirements that must be met by the Portfolio. The rules on exclusion of this income are different for corporate shareholders.

COMPLEX SECURITIES

         A Master Fund or a non-Feeder Portfolio may invest in complex securities and such investments may be subject to numerous special and complicated tax rules. These rules could affect whether gains or losses recognized by a Master Fund or a non-Feeder Portfolio are treated as ordinary income or capital gain, accelerate the recognition of income to the Portfolio or Master Fund, defer a Portfolio's or Master Fund's ability to recognize losses, and, in limited cases, subject the Portfolio or Master Fund to U.S. federal income tax on income from certain of the Master Fund's or Portfolio's foreign investments. In turn, these rules may affect the amount, timing or character of the income distributed to a shareholder by a Portfolio.

EXEMPT-INTEREST DIVIDENDS

         By meeting certain requirements of the Code, the DFA Short-Term Municipal Bond Portfolio qualifies to pay exempt-interest dividends to its shareholders. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are paid to shareholders. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of any state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from that state's personal income tax. Income from municipal securities of other states generally does not qualify as tax-free.

TAXABLE INCOME DIVIDENDS

         The DFA Short-Term Municipal Bond Portfolio may earn taxable income from many sources, including temporary investments, the discount on stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income on the sale of market discount bonds. If a shareholder is a taxable investor, any income dividends the Portfolio pays from this income will be taxable to the shareholder as ordinary income.

TREATMENT OF PRIVATE ACTIVITY BOND INTEREST

         The interest on certain private activity bonds, while exempt from regular federal income tax, is a tax preference item for taxpayers when determining their alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject a shareholder to or increase the taxpayer's liability under federal and state alternative minimum taxes, depending on the shareholder's personal or corporate tax position. Persons defined in the Code as substantial users (or persons related to such users) of facilities financed by private activity bonds should consult their tax advisors before buying shares of the DFA Short-Term Municipal Bond Portfolio.

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INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS

         The Portfolios will inform shareholders of the amount and character of distributions at the time they are paid, and will advise shareholders of the tax status for federal income tax purposes of such distributions shortly after the close of each calendar year. Shareholders who have not held shares of a Portfolio a full year may have designated and distributed to them as ordinary income or capital gain a percentage of income that is not equal to the actual amount of such income earned during the period of their investment in the Portfolio.

                         CALCULATION OF PERFORMANCE DATA

         The Portfolios and the Master Funds may disseminate reports of their investment performance from time to time. Investment performance is calculated on a total return basis; that is by including all net investment income and any realized and unrealized net capital gains or losses during the period for which investment performance is reported. If dividends or capital gains distributions have been paid during the relevant period the calculation of investment performance will include such dividends and capital gains distributions as though reinvested in shares of the Portfolio or Master Fund. Standard quotations of total return, which include deductions of any applicable reimbursement fees in effect during the period, are computed in accordance with Commission Guidelines and are presented whenever any non-standard quotations are disseminated to provide comparability to other investment companies. Non-standardized total return quotations may differ from the Commission Guideline computations by covering different time periods, excluding deduction of reimbursement fees charged to investors and paid to the Portfolios which would otherwise reduce returns quotations. In all cases, disclosures are made when performance quotations differ from the Commission Guideline. Performance data is based on historical earnings and is not intended to indicate future performances. Rates of return expressed on an annual basis will usually not equal the sum of returns expressed for consecutive interim periods due to the compounding of the interim yields. The Funds' annual reports to shareholders for the fiscal year ended November 30, 2001, contain additional performance information. Copies of the annual reports are available upon request and without charge.

         With respect to the International Equity Portfolios and DFA Five-Year Global Fixed Income Portfolio, rates of return expressed as a percentage of U.S. dollars will reflect applicable currency exchange rates at the beginning and ending dates of the investment periods presented. The return expressed in terms of U.S. dollars is the return one would achieve by investing dollars in the Portfolio at the beginning of the period and liquidating the investment in dollars at the end of the period. Hence, the return expressed as a percentage of U.S. dollars combines the investment performance of the Portfolio as well as the performance of the local currency or currencies of the Portfolio. Inasmuch as DFA Five-Year Global Fixed Income Portfolio intends to continually hedge against the risk of variations in currency exchange rates, the Advisor believes that the variation of the Portfolio's investment performance in relation to fluctuations in currency exchange rates will be minimized.

         Quotations of the annualized percentage total returns for the one-, five-, and ten-year periods ended December 31, 2001 (as applicable) are set forth in the prospectus. Such quotations utilize the standardized method of calculation required by the Commission, which is net of the cost of any reimbursement fees charged to investors and paid to the Portfolios. Reimbursement fees of 1%, 1.5% and 1.5% were in effect from the inception of the Japanese, United Kingdom and Continental Small Company Portfolios, respectively, until June 30, 1995. A reimbursement fee of 1% was in effect from the inception of DFA International Small Cap Value Portfolio until June 30, 1995. Effective June 30, 1995, the amount of the reimbursement fee was reduced with respect to Continental Small Company, Pacific Rim Small Company, Japanese Small Company, Emerging Markets and DFA International Small Cap Value Portfolios, and eliminated with respect to the United Kingdom Small Company Portfolio. Until March 30, 2002, the reimbursement fee for each Portfolio, expressed as a percentage of the net asset value of the shares of the Portfolios, was as follows: Continental Small Company, Pacific Rim Small Company and Emerging Markets Small Cap Portfolios- 1.00%; Japanese Small Company and Emerging Markets Portfolios- .50%; DFA International Small Cap Value Portfolio- .675%; and International Small Company Portfolio- .675%. No reimbursement fee is currently in effect for any Portfolio.

         A reimbursement fee of 0.75% was charged to investors in the Large Cap International Portfolio from the date of its inception until March 5, 1992. In addition, for those Portfolios in effect for less than one, five, or ten years, the time periods during which the Portfolios have been active have been substituted for the periods stated (which in no case extends prior to the effective dates of the Portfolios' registration statements). However, for purposes of calculating the performance of a Feeder Portfolio, the performance of the corresponding Master Fund may be utilized for the period prior to when the Feeder Portfolio commenced operations, and, if applicable, restated to reflect the Feeder Portfolio's fees and expenses.

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         As the following formula indicates, the average annual total return is determined by finding the average annual compounded rates of return over the stated time period that would equate a hypothetical initial purchase order of $1,000 to its redeemable value (including capital appreciation/depreciation and dividends and distributions paid and reinvested less any fees charged to a shareholder account) at the end of the stated time period. The calculation assumes that all dividends and distributions are reinvested at the public offering price on the reinvestment dates during the period. The quotation assumes the account was completely redeemed at the end of each period and the deduction of all applicable charges and fees. According to the Commission formula:

                          n
                  P(1 + T)  = ERV
           where:
                  P =      a hypothetical initial payment of $1,000
                  T =      average annual total return
                  n =      number of years
                  ERV =    ending redeemable value of a hypothetical $1,000
                           payment made at the beginning of the one-, five-, and ten-year periods at the end of the one-, five-, and ten-year periods (or fractional portion thereof).

         In addition to the standardized method of calculating performance used by the Commission, the Portfolios and Master Funds may disseminate other performance data and may advertise total return performance calculated on a monthly basis.

         The Portfolios may compare their investment performance to appropriate market and mutual fund indices and investments for which reliable performance data is available. Such indices are generally unmanaged and are prepared by entities and organizations which track the performance of investment companies or investment advisors. Unmanaged indices often do not reflect deductions for administrative and management costs and expenses. The performance of the Portfolios may also be compared in publications to averages, performance rankings, or other information prepared by recognized mutual fund statistical services. Any performance information, whether related to the Portfolios or to the Advisor, should be considered in light of a Portfolio's investment objectives and policies, characteristics and the quality of the portfolio and market conditions during the time period indicated and should not be considered to be representative of what may be achieved in the future.

                              FINANCIAL STATEMENTS

         PricewaterhouseCoopers LLP, 200 East Las Olas Boulevard, Suite 1700, Ft. Lauderdale, FL 33301, are the independent certified public accountants to each of the Funds. PricewaterhouseCoopers LLP audits the Funds' annual financial statements. The audited financial statements and financial highlights of the Portfolios (except for DFA Short-Term Municipal Bond Portfolio) for their fiscal year ended November 30, 2001, as set forth in each Fund's annual reports to shareholders, including the report of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

         The audited financial statements of the Master Funds (which are series of the Trust) and the audited financial statements of Dimensional Emerging Markets Value Fund Inc. for the fiscal year ended November 30, 2001, as set forth in the Trust's and Dimensional Emerging Markets Value Fund Inc.'s annual reports to shareholders, including the reports of PricewaterhouseCoopers LLP, are incorporated by reference into this SAI.

         A shareholder may obtain a copy of the annual reports, upon request and without charge, by contacting the Funds at the address or telephone number appearing on the cover of this SAI.


                  DFA INVESTMENT DIMENSIONS GROUP INC. (66/67)

                                     PART C
                                OTHER INFORMATION

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ITEM 23.  EXHIBITS.

         (a)      Articles of Incorporation.
                  (1)      Articles of Restatement dated August 8, 1995 as filed with the Maryland Secretary of
                           State on September 18, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 43/44 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     October 4, 1996.

                  (2)      Articles Supplementary dated December 21, 1995 as filed with the Maryland Secretary of
                           State on December 28, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 39/40 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 30, 1996.

                  (3)      Articles Supplementary dated May 14, 1996 as filed with the Maryland Secretary of
                           State on July 12, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 41/42 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     May 24, 1996.

                  (4)      Articles Supplementary dated October 18, 1996 as filed with the Maryland Secretary of
                           State on December 5, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 44/45 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     December 19, 1996.

                  (5)      Articles of Amendment dated December 20, 1996 as filed with the Maryland Secretary of
                           State on December 20, 1996.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 44/45 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     December 19, 1996.

                  (6)      Articles of Amendment dated July 28, 1997 as filed with the Maryland Secretary of
                           State on August 1, 1997.

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                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 46/47 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 16, 1997.

                  (7)      Articles Supplementary dated September 16, 1997 as filed with the Maryland Secretary of State on September 17, 1997.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 46/47 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 16, 1997.

                  (8)      Articles Supplementary dated November 11, 1998 as filed with the Maryland Secretary of
                           State on November 12, 1998
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 50/51 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 22, 1999.

                  (9)      Articles Supplementary as filed with the Maryland Secretary of State on December 7,
                           1998 re:  the addition of the:
                           *        Tax-Managed U.S. 5-10 Value Portfolio;
                           *        Tax-Managed U.S. 6-10 Small Company Portfolio;
                           *        Tax-Managed DFA International Value Portfolio; and
                           *        Tax-Managed U.S. Marketwide Value Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 50/51 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 22, 1999.

                  (10)     Articles Supplementary as filed with the Maryland Secretary of State on September 13,
                           1999 re:  the addition of the:
                           *        Tax-Managed U.S. Marketwide Value Portfolio X;
                           *        Tax-Managed U.S. 5-10 Value Portfolio X;
                           *        Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                           *        Tax-Managed DFA International Value Portfolio X
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 55/56 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 13, 1999.

                  (11)     Articles Supplementary as filed with the Maryland Secretary of State on July 26, 2000 re:  the addition of:
                           *        LD U.S. Large Company Portfolio;
                           *        HD U.S. Large Company Portfolio;

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                           *        LD U.S. Marketwide Value Portfolio; and
                           *        HD U.S. Marketwide Value Portfolio
                           and re:  the elimination of:
                           *        Tax-Managed U.S. Marketwide Value Portfolio X;
                           *        Tax-Managed U.S. 5-10 Value Portfolio X;
                           *        Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                           *        Tax-Managed DFA International Value Portfolio X
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 58/59 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

                  (12)     Articles of Amendment as filed with the Maryland Secretary of State on July 26, 2000 to change the name of the following Portfolio:
                           *        RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                    International High Book to Market Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 59/60 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 26, 2001.

                  (13)     Form of Articles of Amendment to be filed with the Maryland Secretary of State to change the name of the following Portfolios:
                           *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                           *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                           *        U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                           *        U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                           *        Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S. Small Cap
                                    Portfolio
                           *        Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap Value
                                    Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 60/61 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 23, 2001.

                  (14)     Articles Supplementary as filed with the Maryland Secretary of State on August 1, 2001 re: the addition of the:
                           *        Tax-Managed U.S. Marketwide Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 63/64 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 7, 2001.

                  (15)     Articles of Amendment as filed with the Maryland Secretary of State on August 1, 2001 to change the name of the following Portfolios:

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                           *        LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                           *        HD U.S. Large Company Portfolio to HD U.S. Marketwide
                           Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 63/64 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 7, 2001.

                  (16)     Articles of Amendment as filed with the Maryland Secretary of State on September 21, 2001 to change the name of the following Portfolio:
                           *        Tax-Managed U.S. Marketwide Portfolio to
                                    Tax-Managed U.S. Equity Portfolio
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.16.

                  (17)     Articles Supplementary as filed with the Maryland Secretary of State on July 30, 2002 re: the addition of the:
                           *         DFA Short-Term Municipal Bond Portfolio
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.a.17.
         (b)      By-Laws.
                  Amended By-Laws of the Registrant.
                  INCORPORATED HEREIN BY REFERENCE TO:
                  Filing:           Post-Effective Amendment No. 62/63 to the Registrant's Registration Statement
                                    on Form N-1A.
                  File Nos.:        2-73948 and 811-3258.
                  Filing Date:      July 10, 2001.

         (c)      Instruments Defining the Rights of Securityholders.
                  (1)      See Articles Fifth, Sixth, Eighth and Thirteenth of the Registrant's Articles of
                           Restatement dated August 8, 1995.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 43/44 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     October 4, 1996.

         (d)      Investment Advisory Agreement.
                  (1)      Investment Management Agreements.
                           (a)      Investment Management Agreement between the Registrant and Dimensional Fund
                                    Advisors Inc. ("DFA") dated May 13, 1987 re:  the:
                                    *       DFA Five-Year Government Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (b)      Investment Management Agreement between the Registrant and DFA dated April 26,
                                    1994 re:  the:
                                    *       DFA Global Fixed Income Portfolio (formerly the DFA Global Bond
                                            Portfolio).
                                    INCORPORATED HEREIN BY REFERENCE TO:

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

                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (c)      Investment Management Agreement between the Registrant and DFA dated September
                                    24, 1990 re:  the:
                                    *       DFA Intermediate Government Fixed Income Portfolio (formerly the DFA
                                            Intermediate Government Bond Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (d)      Investment Advisory Agreement between the Registrant and DFA dated April 2,
                                    1991 re:  the:
                                    *       Large Cap International Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e)      Amendment to Investment Advisory Agreement between the Registrant and DFA dated September 21, 1992, effective on September 21, 1992 re:  the:
                                    *       DFA Real Estate Securities Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 48/49 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 20, 1998.

                           (f)      Investment Advisory Agreement between the Registrant and DFA dated December
                                    20, 1994 re:  the:
                                    *       DFA International Small Cap Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (g)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Large Value Portfolio (formerly known as the DFA Global Value
                                            Portfolio)

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                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (h)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Small Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA International Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (j)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA International Small Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (k)      Investment Advisory Agreement between the Registrant and DFA dated September
                                    8, 1995 re:  the:
                                    *       VA Short-Term Fixed Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l)      Investment Advisory Agreement between the Registrant and DFA dated August 8,
                                    1996 re:  the:
                                    *       International Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

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                           (m)      Investment Advisory Agreement between the Registrant and DFA dated December 7,
                                    1998  re:  the:
                                    *       Tax-Managed U.S. 5-10 Value Portfolio;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio; and
                                    *       Tax-Managed DFA International Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name changes:
                                            *        Tax-Managed U.S. 5-10 Value Portfolio to the Tax-Managed
                                                     U.S. Small Cap Value Portfolio
                                            *        Tax-Managed U.S. 6-10 Small Company Portfolio to the
                                                     Tax-Managed U.S. Small Cap Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (n)      Investment Advisory Agreement between the Registrant and DFA dated July 30, 2002 re:
                                    the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.d.1.n.

                  (2)      Sub-advisory Agreements.
                           (a)      Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Ltd.
                                    (formerly DFA Australia Pty Limited) dated September 21, 1995 re:  the:
                                    *       VA International Small Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                           (b)      Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund
                                    Advisors Ltd. dated September 21, 1995 re:  the:
                                    *       VA International Small Portfolio.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

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                           (c)      Consultant Services Agreement between DFA and DFA Australia Ltd. (formerly DFA
                                    Australia Pty Limited)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (d)      Consultant Services Agreement between
                                    DFA and Dimensional Fund Advisors Ltd.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

         (e)      Underwriting Contracts.
                  (1)      Agreement between the Registrant and DFA Securities Inc.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 48/49 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

         (f)      Bonus or Profit Sharing Plans.
                  Not Applicable.

         (g)      Custodian Agreements.
                  (1)      Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly Provident
                           National Bank) dated June 19, 1989  re:  the:
                           *        Enhanced U.S. Large Company Portfolio;
                           *        DFA Two-Year Corporate Fixed Income Portfolio; and
                           *        DFA Two-Year Government Portfolio
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 37/38 to Registration Statement of the
                                            Registrant on form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     November 22, 1995.

                  (2)      Form of Custodian Agreement between the Registrant and PNC Bank, N.A. (formerly
                           Provident National Bank) re:  the:
                           *        U.S. 9-10 Small Company Portfolio;
                           *        U.S. Large Company Portfolio;
                           *        DFA One-Year Fixed Income Portfolio;
                           *        DFA Intermediate Government Fixed Income Portfolio (formerly known as the DFA
                                    Intermediate Government Bond Portfolio; and
                           *        DFA Five-Year Government Portfolio
                           Previously filed with this registration statement and incorporated herein by reference.

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                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 58/59 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Form of Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio

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                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 60/61 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

                           (f)      Addendum Number Six re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio;
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                   INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re: the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.g.2.g.

                           (h)      Addendum Number Eight re: the addition of the:
                                    *        DFA Short-Term Municipal Bond Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.g.2.h.

         (h)      Other Material Contracts.
                  (1)      Transfer Agency Agreement.
                           Transfer Agency Agreement between the Registrant and PFPC Inc. (formerly Provident
                           Financial Processing Corporation) dated June 19, 1989.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 48/49 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;

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                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 58/59 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Form of Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 60/61 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

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                           (f)      Addendum Number Six re:  the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company,
                                    Inc.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (h)      Addendum Number Eight re: the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.1.h.

                           (i)      Addendum Number Nine re: the addition of the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.1.i.

                  (2)      Administration and Accounting Agreement
                           Administration and Accounting Services Agreement
                           between the Registrant and PFPC dated June 19, 1989.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 48/49 to Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     March 20, 1998.

                           (a)      Addendum Number One
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (b)      Addendum Number Two re:  the addition of:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio X;
                                    *       Tax-Managed U.S. 5-10 Value Portfolio X;
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio X; and
                                    *       Tax-Managed DFA International Value Portfolio X
                                    INCORPORATED HEREIN BY REFERENCE TO:

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                                    Filing:          Post-Effective Amendment No. 55/56 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 13, 1999.

                           (c)      Addendum Number Three re:  the addition of:
                                    *       LD U.S. Large Company Portfolio;
                                    *       HD U.S. Large Company Portfolio;
                                    *       LD U.S. Marketwide Value Portfolio; and
                                    *       HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 58/59 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (d)      Addendum Number Four re:  the reflection of the following name change:
                                    *       RWB/DFA International High Book to Market Portfolio to the AAM/DFA
                                            International High Book to Market Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 59/60 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 26, 2001.

                           (e)      Form of Addendum Number Five re:  the reflection of the following name changes:
                                    *       U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                    *       U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                    *       U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                    *       U.S. 6-10 Value Portfolio to U.S. Small Cap Value Portfolio
                                    *       Tax-Managed U.S. 6-10 Small Company Portfolio to Tax-Managed U.S.
                                            Small Cap Portfolio
                                    *       Tax-Managed U.S. 5-10 Value Portfolio to Tax-Managed U.S. Small Cap
                                            Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 60/61 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     March 23, 2001.

                           (f)      Addendum Number Six re: the establishment of procedures for the provision of pricing information to Fidelity Investments Institutional Operations Company,
                                    Inc.

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                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (g)      Addendum Number Seven re:  the addition of the:
                                    *       Tax-Managed U.S. Marketwide Portfolio
                                    and the reflection of the following name changes:
                                    *       LD U.S. Large Company Portfolio to LD U.S. Marketwide Portfolio
                                    *       HD U.S. Large Company Portfolio to HD U.S. Marketwide Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (h)      Addendum Number Eight re: the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.2.h.

                            (i)     Addendum Number Nine re: the addition of the:
                                    *       DFA Short-Term Municipal Bond Portfolio
                                    ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.2.i.

                  (3)      Administration Agreements.
                           Administration Agreements between the Registrant and DFA.
                           (a)      Dated January 6, 1993 re:  the
                                    *       DFA One-Year Fixed Income Portfolio (formerly The DFA Fixed Income
                                            Shares)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999

                           (b)      Dated August 8, 1996 re:  the:
                                    *       Japanese Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (c)      Dated August 8, 1996 re:  the
                                    *       United Kingdom Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.

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                                    Filing Date:     January 22, 1999.

                           (d)      Dated August 8, 1996 re:  the
                                    *       Continental Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (e)      Dated December 1, 1995 re:  the:
                                    *       U.S. Large Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (f)      Dated August 8, 1996 re:  the
                                    *       Pacific Rim Small Company Portfolio
                                            (The Series became a feeder
                                            portfolio of DFA/ITC on January 15,
                                            1993.)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (g)      Dated January 6, 1993 re:  the
                                    *       U.S. 6-10 Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 6-10 Small Company Portfolio to U.S. Small Cap Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (h)      Dated January 6, 1993 re:  the:
                                    *       U.S. Portfolio (formerly the U.S. Large Cap High Book-to-Market
                                            Portfolio)



                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (i)      Dated January 6, 1993 re:  the:
                                    *       U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High Book to
                                            Market Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 6-10 Value Portfolio (formerly the U.S. Small Cap High
                                                     Book to Market Portfolio) to U.S. Small Cap Value Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (j)      Dated February 8, 1996 re:  the
                                    *       RWB/DFA International High Book to Market Portfolio (formerly DFA
                                            International High Book to Market Portfolio; formerly the Reinhardt
                                            Werba Bowen International Large Stock Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        RWB/DFA U.S. High Book to Market Portfolio to the AAM/DFA
                                                     U.S. High Book to Market Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 59/60 to Registrant's
                                                              Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      January 26, 2001.



                           (k)      Dated March 30, 1994 re:
                                    *       Emerging Markets Portfolios
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (l)      Dated February 8, 1996 re:  the:
                                    *       Enhanced U.S. Large Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (m)      Dated February 8, 1996 re:  the:
                                    *       DFA Two-Year Corporate Fixed Income Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (n)      Dated February 8, 1996 re:  the
                                    *       DFA Two-Year Global Fixed Income Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (o)      Dated February 8, 1996 re:  the:
                                    *       DFA Two-Year Government Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (p)      Dated August 8, 1996 re:  the:
                                    *       International Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (q)      Dated December 19, 1996 re:  the:
                                    *       Emerging Markets Small Cap Portfolio



                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (r)      Dated November 30, 1997 re:  the:
                                    *       U.S. 9-10 Small Company Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 9-10 Small Company Portfolio to U.S. Micro Cap Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (s)      Dated November 30, 1997 re:  the:
                                    *       U.S. 4-10 Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                                    (1)     Form of Addendum Number One re:  the reflection of the following name change:
                                            *        U.S. 4-10 Value Portfolio to U.S. Small XM Value Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 60/61 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      March 23, 2001.

                           (t)      Dated November 30, 1997 re:  the:
                                    *       Emerging Markets Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.



                                    Filing Date:     January 22, 1999.

                           (u)      Dated December 8, 1998 re:  the:
                                    *       Tax-Managed U.S. Marketwide Value Portfolio;
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 50/51 to Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     January 22, 1999.

                           (v)      Form of Amended and Restated re:  the:
                                    *       LD U.S. Marketwide Portfolio (formerly, LD U.S. Large Company
                                            Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (w)      Form of Amended and Restated re:  the:
                                    *       HD U.S. Marketwide Portfolio (formerly, HD U.S. Large Company
                                            Portfolio)
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (x)      Dated July 26, 2000 re:  the:
                                    *       LD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 58/59 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (y)      Dated July 26, 2000 re:  the:
                                    *       HD U.S. Marketwide Value Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 58/59 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     July 28, 2000.

                           (z)      Dated August 1, 2001 re:  the:
                                    *       Tax-Managed U.S. Marketwide Portfolio
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 61/62 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.



                                    Filing Date:     May 18, 2001.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                    *       Tax-Managed U.S. Marketwide Portfolio to Tax-Managed U.S. Equity
                                            Portfolio
                                            ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.h.3.z.1.

                  (4)      Other.
                           (a)      Marketing Agreement dated June 29, 1994 between DFA and National Home Life
                                    Assurance Company.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (b)      Participation Agreement between DFA Investment Dimensions Group, Inc., DFA,
                                    DFA Securities, Inc. and National Home Life Assurance Company.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 33/34 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     June 19, 1995.

                           (c)      Form of Client Service Agent Agreement re:  the:
                                    *       RWB/DFA International High Book to
                                            Market Portfolio (formerly the DFA
                                            International High Book to Market
                                            Portfolio and Reinhardt Werba Bowen
                                            International Large Stock
                                            Portfolio).
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 37/38 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     November 22, 1995.

                                    (1)     Addendum Number One re:  the reflection of the following name change:
                                            *        RWB/DFA International High Book to Market Portfolio to the
                                                     AAM/DFA International High Book to Market Portfolio
                                            INCORPORATED HEREIN BY REFERENCE TO:
                                            Filing:           Post-Effective Amendment No. 59/60 to the
                                                              Registrant's Registration Statement on Form N-1A.
                                            File Nos.:        2-73948 and 811-3258.
                                            Filing Date:      January 26, 2001.



                           (d)      Expense Waiver and Assumption Agreement between the Registrant and DFA and dated July 27, 2001.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 63/64 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     September 7, 2001.

                           (e)      Form of Amended and Restated Fee Waiver and Expense Assumption Agreement
                                    between the Registrant and DFA.
                                    INCORPORATED HEREIN BY REFERENCE TO:
                                    Filing:          Post-Effective Amendment No. 65/66 to the Registrant's
                                                     Registration Statement on Form N-1A.
                                    File Nos.:       2-73948 and 811-3258.
                                    Filing Date:     May 16, 2002


         (i)      Legal Opinion.

                  (1)      Legal Opinion of Stradley, Ronon, Stevens & Young, LLP.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 63/64 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     September 7, 2001.

         (j)      Other Opinions.
                  (1)      Consents of PricewaterhouseCoopers
                           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.j.1.

         (k)      Omitted Financial Statements.
                  Not applicable.

         (l)      Initial Capital Agreements.
                  Subscription Agreement under Section 14(a)(3) of the
                  Investment Company Act of 1940. Previously filed with this registration statement and incorporated herein by reference.

         (m)      Rule 12b-1 Plans.
                  Not Applicable

         (n)      Plans pursuant to Rule 18f-3.
                  Not Applicable.

         (o)      Powers-of-Attorney.
                  (1)      Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina,
                           Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA
                           Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated
                           October 13, 2000.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 62/63 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 10, 2001.



                  (2)      Powers-of-Attorney appointing David G. Booth, Rex A. Sinquefield, Michael T. Scardina,
                           Catherine L. Newell and Valerie A. Brown as attorneys-in-fact for Registrant, DFA
                           Investment Trust Company and Dimensional Emerging Markets Value Fund Inc. dated
                           January 24, 2001.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 59/60 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     January 26, 2001.

         (p)      Codes of Ethics.
                  (1)      Code of Ethics of Registrant.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 58/59 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

                  (2)      Code of Ethics of Advisor and Underwriter.
                           INCORPORATED HEREIN BY REFERENCE TO:
                           Filing:          Post-Effective Amendment No. 58/59 to the Registrant's Registration
                                            Statement on Form N-1A.
                           File Nos.:       2-73948 and 811-3258.
                           Filing Date:     July 28, 2000.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND.
         None.

ITEM 25. INDEMNIFICATION.
         Reference is made to Section 1 of Article XI of the Registrant's By-Laws, approved through July 26, 2000, which are incorporated herein by reference to Post-Effective Amendment No. 62/63 to the Registrant's Registration Statement on Form N-1A as filed July 10, 2001, which provide for indemnification, as set forth below.

                  With respect to the indemnification of the Officers and Directors of the Corporation:

                  (a) The Corporation shall indemnify each officer and Director made party to a proceeding, by reason of service in such capacity, to the fullest extent, and in the manner provided, under Section 2-418 of the Maryland General Corporation Law: (i) unless it is proved that the person seeking indemnification did not meet the standard of conduct set forth in subsection (b)(1) of such section; and (ii) provided, that the Corporation shall not indemnify any officer or Director for any liability to the Corporation or its security holders arising from the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

                  (b) The provisions of clause (i) of paragraph (a) herein notwithstanding, the Corporation shall indemnify each Officer and Director against reasonable expenses incurred in connection with the successful defense of any proceeding to which such officer or Director is a party by reason of service in such capacity.

                  (c) The Corporation, in the manner and to the extent provided by applicable law, shall advance to each officer and Director who is made party to a proceeding by reason of service in such capacity the reasonable expenses incurred by such person in connection therewith.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISOR.

                  (a) Dimensional Fund Advisors Inc., with a principal place of business located at 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, the investment manager for the Registrant, is also the investment manager for three other registered open-end investment companies, The DFA Investment Trust Company, Dimensional Emerging Markets Value Fund Inc. and Dimensional Investment Group Inc. The Advisor also serves as sub-advisor for certain other registered investment companies.

                           The Advisor is engaged in the business of providing investment advice primarily to institutional investors. For additional information, please see "Management of the Fund" in PART A and "Directors and Officers" in PART B of this Registration Statement.

                           Additional information as to the Advisor and the directors and officers of the Advisor is included in the Advisor's Form ADV filed with the Commission (File No. 801-16283), which is incorporated herein by reference and sets forth the officers and directors of the Advisor and information as to any business, profession, vocation or employment or a substantial nature engaged in by those officers and directors during the past two years.

                  (b) The Sub-Advisor for the VA International Small Portfolio of the Registrant is Dimensional Fund Advisors Ltd. ("DFAL"). DFAL has its principal place of business is 14 Berkeley Street, London W1X 5AD, England.

                  (c) The Sub-Advisor for the VA International Small Portfolio of the Registrant is DFA Australia Limited ("DFA Australia"). DFA has its principal placed of business is Suite 4403 Gateway, 1 MacQuarie Place, Sydney, New South Wales 2000, Australia.

ITEM 27. PRINCIPAL UNDERWRITERS.
                  Names of investment companies for which the Registrant's principal underwriter also acts as principal underwriter.

                  (a)      Not applicable.

                  (b) Registrant distributes its own shares. It has entered into an agreement with DFA Securities Inc. dated March 31, 1989, which provides that DFA Securities Inc., 1299 Ocean Avenue, 11th Floor, Santa Monica, CA 90401, will supervise the sale of Registrant's shares.

                  (c)      Not applicable.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

                  The accounts and records of the Registrant are located at the office of the Registrant and at additional locations, as follows:

                  NAME                                   ADDRESS
                  DFA Investment Dimensions Group Inc.   1299 Ocean Avenue
                                                         11th Floor
                                                         Santa Monica, CA  90401

                  PFPC Inc.                              400 Bellevue Parkway,
                                                         Wilmington, DE 19809

ITEM 29. MANAGEMENT SERVICES.
         None.

ITEM 30. UNDERTAKINGS.
         Not Applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act of 1933 and has duly caused Post-Effective Amendment No. 66/67 to this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, the State of California, as of the 26th day of July, 2002.

                                    DFA INVESTMENT DIMENSIONS GROUP INC.
                                                     (Registrant)

                                    By:     /s/ David G. Booth *
                                            -------------------------
                                            David G. Booth, President
                                            (Signature and Title)

Pursuant to the requirements of the Securities Act of 1933, Post-Effective Amendment No. 66/67 to this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.



SIGNATURE                               TITLE                                   DATE
---------                               -----                                   -----
/s/David G. Booth             *         President, Director and                 July 26, 2002
-----------------------------                  Chairman-Chief
David G. Booth                          Executive Officer

/s/ Rex A. Sinquefield        *         Director and                            July 26, 2002
-----------------------------                  Chairman-Chief
Rex A. Sinquefield                      Investment Officer

/s/Michael T. Scardina        *         Chief Financial                          July 26, 2002
----------------------------            Officer, Treasurer
Michael T. Scardina                     and Vice President

/s/ George M. Constantinides  *         Director                                 July 26, 2002
----------------------------
George M. Constantinides

/s/John P. Gould              *         Director                                 July 26, 2002
----------------------------
John P. Gould

/s/ Roger G. Ibbotson        *          Director                                 July 26, 2002
----------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes          *         Director                                 July 26, 2002
----------------------------
Myron S. Scholes

/s/ Abbie J. Smith            *         Director                                July 26, 2002
----------------------------
Abbie J. Smith

     * By:        /s/ Valerie A. Brown
                  ---------------------
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

THE DFA INVESTMENT TRUST COMPANY consents to the filing of this Amendment to the Registration Statement of Dfa Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica, State of California, as of the 26th day of July, 2002.

                                    THE DFA INVESTMENT TRUST COMPANY
                                                     (Registrant)

                                    By:     /s/ David G. Booth             *
                                            --------------------------------
                                            David G. Booth, President
                                            (Signature and Title)

The undersigned Trustees and principal officers of THE DFA INVESTMENT TRUST COMPANY consent to the filing of this Post-Effective Amendment No. 66/67 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.



SIGNATURE                               TITLE                                   DATE
---------                               -----                                   -----

/s/ David G. Booth            *         President, Trustee and                   July 26, 2002
-------------------------------         Chairman-Chief
David G. Booth                          Executive Officer

/s/ Rex A. Sinquefield        *         Trustee and                              July 26, 2002
-------------------------------         Chairman-Chief
Rex A. Sinquefield                      Investment Officer

/s/ Michael T. Scardina       *         Chief Financial                          July 26, 2002
-------------------------------         Officer, Treasurer
Michael T. Scardina                     and Vice President

/s/ George M. Constantinides  *         Trustee                                  July 26, 2002
-------------------------------
George M. Constantinides

/s/ John P. Gould             *         Trustee                                  July 26, 2002
-------------------------------
John P. Gould

/s/ Roger G. Ibbotson         *         Trustee                                  July 26, 2002
-------------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes          *         Trustee                                  July 26, 2002
-------------------------------
Myron S. Scholes

/s/ Abbie J. Smith            *         Trustee                                  July 26, 2002
-------------------------------
Abbie J. Smith

     * By:        /s/ Valerie A. Brown
                  ---------------------
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)

DIMENSIONAL EMERGING MARKETS VALUE FUND INC. consents to the filing of this Amendment to the Registration Statement of DFA Investment Dimensions Group Inc. which is signed on its behalf by the undersigned, thereunto duly authorized, in the City of Santa Monica and State of California on the 26th day of July, 2002.

                               DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                                                     (Registrant)

                               By:      /s/ David G. Booth
                                        ------------------------ *
                                        David G. Booth, President
                                            (Signature and Title)

The undersigned Directors and principal officers of DIMENSIONAL EMERGING MARKETS VALUE FUND INC. consent to the filing of this Post-Effective Amendment No. 66/67 to the Registration Statement of DFA Investment Dimensions Group Inc. on the dates indicated.


SIGNATURE                               TITLE                                   DATE
---------                               -----                                   -----

/s/ David G. Booth            *         President, Director and                  July 26, 2002
-------------------------------         Chairman-Chief
David G. Booth                          Executive Officer

/s/ Rex A. Sinquefield        *         Director and                             July 26, 2002
-------------------------------         Chairman-Chief
Rex A. Sinquefield                      Investment Officer

/s/ Michael T. Scardina       *         Chief Financial                          July 26, 2002
-------------------------------         Officer, Treasurer
Michael T. Scardina                     and Vice President

/s/ George M. Constantinides  *         Director                                 July 26, 2002
-------------------------------
George M. Constantinides

/s/ John P. Gould             *         Director                                 July 26, 2002
-------------------------------
John P. Gould

/s/ Roger G. Ibbotson         *         Director                                July 26, 2002
-------------------------------
Roger G. Ibbotson

/s/ Myron S. Scholes          *         Director                                 July 26, 2002
-------------------------------
Myron S. Scholes

/s/ Abbie J. Smith            *         Director                                 July 26, 2002
-------------------------------
Abbie J. Smith

     * By:        /s/ Valerie A. Brown
                  --------------------
                  Valerie A. Brown
                  Attorney-in-Fact (Pursuant to a Power-of-Attorney)


                                                   EXHIBIT INDEX

N-1A EXHIBIT NO.           EDGAR EXHIBIT NO.          DESCRIPTION
----------------           -----------------          ------------
23(a)(16)                  EX-99.a.16                 Articles of Amendment

23(a)(17)                  EX-99.a.17                 Articles Supplementary

23(d)(1)(n)                EX-99.d.1.n                Investment Advisory Agreement

23(g)(2)(g)                EX-99.g.2.g                Addendum Number Seven to Custodian Agreement

23(g)(2)(h)                EX-99.g.2.h                Addendum Number Eight to Custodian Agreement

23(h)(1)(h)                EX-99.h.1.h                Addendum Number Eight to Transfer Agency Agreement

23(h)(1)(i)                EX-99.h.1.i                Addendum Number Nine to Transfer Agency Agreement

23(h)(2)(h)                EX-99.h.2.h                Addendum Number Eight to Administration and Accounting
                                                      Services Agreement

23(h)(2)(i)                EX-99.h.2.i                Addendum Number Nine to Administration and Accounting Services Agreement

23(h)(3)(z)(1)             EX-99.h.3.z.1              Addendum Number One to Administration Agreement

23(j)(1)                   EX-99.j.1                  Consents of Auditor
